UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00173
DODGE & COX FUNDS
(Exact name of registrant as specified in charter)

555 California Street, 40th Floor
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Roberta R.W. Kameda, Esq.
555 California Street, 40th Floor
San Francisco, CA 94104
(Name and address of agent for service)
Registrant's telephone number, including area code:
415-981-1710
Date of fiscal year end:
December 31, 2024
Date of reporting period:
June 30, 2024
ITEM 1. REPORTS TO STOCKHOLDERS.
(a) The following are the shareholder reports of the Dodge & Cox Funds, a Delaware statutory trust, consisting of seven series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Emerging Markets Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund. The reports for each series and share class of a fund were transmitted to their respective shareholders on August 26, 2024.

Dodge & Cox Stock Fund
Class I

| DODGX

SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2024
This semi-annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class I	$ 26	0.51%
Key Fund Statistics
Fund Net Assets	$ 109,125,442,749
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	7%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	25.2%
Health Care	21.9%
Industrials	12.1%
Communication Services	11.9%
Information Technology	7.7%
Energy	6.5%
Consumer Discretionary	4.8%
Consumer Staples	2.7%
Materials	2.7%
Utilities	1.3%
Real Estate	0.6%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
Dodge & Cox Funds are distributed by Foreside Fund Services, LLC which is not affiliated with Dodge & Cox or its affiliates.

For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Stock Fund
Class X

| DOXGX

SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2024
This semi-annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class X for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class X	$ 21	0.41%
Key Fund Statistics
Fund Net Assets	$ 109,125,442,749
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	7%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	25.2%
Health Care	21.9%
Industrials	12.1%
Communication Services	11.9%
Information Technology	7.7%
Energy	6.5%
Consumer Discretionary	4.8%
Consumer Staples	2.7%
Materials	2.7%
Utilities	1.3%
Real Estate	0.6%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
Dodge & Cox Funds are distributed by Foreside Fund Services, LLC which is not affiliated with Dodge & Cox or its affiliates.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Global Stock Fund
Class I

| DODWX

SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2024
This semi-annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class I	$32	0.62%
Key Fund Statistics
Fund Net Assets	$11,076,635,431
Total Number of Portfolio Holdings	191
Portfolio Turnover Rate	16%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of
Fund total net assets.
Sector Diversification
Financials	26.8%
Health Care	20.9%
Communication Services	10.6%
Industrials	10.2%
Consumer Discretionary	8.5%
Materials	7.1%
Energy	4.9%
Information Technology	4.8%
Consumer Staples	3.1%
Utilities	0.8%
Region Diversification

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
Dodge & Cox Funds are distributed by Foreside Fund Services, LLC which is not affiliated with Dodge & Cox or its affiliates.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Global Stock Fund
Class X

| DOXWX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2024
This semi-annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class X for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class X	$27	0.52%
Key Fund Statistics
Fund Net Assets	$11,076,635,431
Total Number of Portfolio Holdings	191
Portfolio Turnover Rate	16%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	26.8%
Health Care	20.9%
Communication Services	10.6%
Industrials	10.2%
Consumer Discretionary	8.5%
Materials	7.1%
Energy	4.9%
Information Technology	4.8%
Consumer Staples	3.1%
Utilities	0.8%
Region Diversification

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
Dodge & Cox Funds are distributed by Foreside Fund Services, LLC which is not affiliated with Dodge & Cox or its affiliates.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox International Stock Fund
Class I

| DODFX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2024
This semi-annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class I	$31	0.62%
Key Fund Statistics
Fund Net Assets	$47,640,619,557
Total Number of Portfolio Holdings	188
Portfolio Turnover Rate	11%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of
Fund
total net assets.
Sector Diversification
Financials	23.1%
Health Care	14.1%
Consumer Discretionary	12.0%
Materials	11.3%
Industrials	9.4%
Consumer Staples	8.0%
Information Technology	7.5%
Energy	6.6%
Communication Services	4.4%
Real Estate	1.4%
Region Diversification

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
Dodge & Cox Funds are distributed by Foreside Fund Services, LLC which is not affiliated with Dodge & Cox or its affiliates.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox International Stock Fund
Class X

| DOXFX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2024
This semi-annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class X for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class X	$26	0.52%
Key Fund Statistics
Fund Net Assets	$47,640,619,557
Total Number of Portfolio Holdings	188
Portfolio Turnover Rate	11%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage
of Fund total net assets.
Sector Diversification
Financials	23.1%
Health Care	14.1%
Consumer Discretionary	12.0%
Materials	11.3%
Industrials	9.4%
Consumer Staples	8.0%
Information Technology	7.5%
Energy	6.6%
Communication Services	4.4%
Real Estate	1.4%
Region Diversification

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
Dodge & Cox Funds are distributed by Foreside Fund Services, LLC which is not affiliated with Dodge & Cox or its affiliates.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Emerging Markets Stock Fund
DODEX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2024
This semi-annual shareholder report contains important information about the Dodge & Cox Emerging Markets Stock Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Emerging Markets Stock Fund	$36	0.70%
Key Fund Statistics
Fund Net Assets	$337,421,819
Total Number of Portfolio Holdings	311
Portfolio Turnover Rate	9%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net
assets.
Ten Largest Countries
China	23.8%
Taiwan	13.7%
India	11.3%
South Korea	9.6%
Brazil	6.0%
Mexico	3.7%
United States	2.9%
Peru	2.2%
Australia	2.0%
Hong Kong	1.9%
Sector Diversification

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
Dodge & Cox Funds are distributed by Foreside Fund Services, LLC which is not affiliated with Dodge & Cox or its affiliates.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Balanced Fund
Class I

| DODBX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2024
This semi-annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class I	$26	0.52%
Key Fund Statistics
Fund Net Assets	$14,204,337,079
Total Number of Portfolio Holdings	486
Portfolio Turnover Rate	11%
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage
of Fund total net assets.
Asset
Allocation
Common Stocks	62.4%
Debt Securities	35.5%
Net Cash & Other (a)	2.1%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
Dodge & Cox Funds are distributed by Foreside Fund Services, LLC which is not affiliated with Dodge & Cox or its affiliates.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Balanced Fund
Class X

| DOXBX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2024
This semi-annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class X for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class X	$21	0.42%
Key Fund Statistics
Fund Net Assets	$14,204,337,079
Total Number of Portfolio Holdings	486
Portfolio Turnover Rate	11%
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of
Fund
total net assets.
Asset
Allocation
Common Stocks	62.4%
Debt Securities	35.5%
Net Cash & Other (a)	2.1%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification
Fixed Income Sector Diversification
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
Dodge & Cox Funds are distributed by Foreside Fund Services, LLC which is not affiliated with Dodge & Cox or its affiliates.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Income Fund
Class I

| DODIX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2024
This semi-annual shareholder report contains important information about the Dodge & Cox Income Fund — Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class I	$20	0.41%
Key Fund Statistics
Fund Net Assets	$78,831,802,533
Total Number of Portfolio Holdings	1,389
Portfolio Turnover Rate	6%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	48.6%
Corporate	31.6%
U.S. Treasury	14.8%
Government-Related	3.4%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
Dodge & Cox Funds are distributed by Foreside Fund Services, LLC which is not affiliated with Dodge & Cox or its affiliates.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Income Fund
Class X

| DOXIX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2024
This semi-annual shareholder report contains important information about the Dodge & Cox Income Fund — Class X for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class X	$ 16	0.33%
Key Fund Statistics
Fund Net Assets	$ 78,831,802,533
Total Number of Portfolio Holdings	1,389
Portfolio Turnover Rate	6%
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	48.6%
Corporate	31.6%
U.S. Treasury	14.8%
Government-Related	3.4%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
Dodge & Cox Funds are distributed by Foreside Fund Services, LLC which is not affiliated with Dodge & Cox or its affiliates.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Global Bond Fund
Class I

| DODLX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2024
This semi-annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class I for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class I	$ 22	0.45%
Key Fund Statistics
Fund Net Assets	$ 2,882,825,866
Total Number of Portfolio Holdings	268
Portfolio Turnover Rate	18%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five Largest Countries
United States	47.1%
United Kingdom	8.5%
Mexico	5.2%
Brazil	4.4%
Japan	3.6%
Sector Diversification

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
Dodge & Cox Funds are distributed by Foreside Fund Services, LLC which is not affiliated with Dodge & Cox or its affiliates.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

Dodge & Cox Global Bond Fund
Class X

| DOXLX
SEMI-ANNUAL SHAREHOLDER REPORT

|

June 30, 2024
This semi-annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class X for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
dodgeandcox.com/documents
. You can also request this information by contacting us at
800-621-3979
.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class X	$18	0.37%
Key Fund Statistics
Fund Net Assets	$2,882,825,866
Total Number of Portfolio Holdings	268
Portfolio Turnover Rate	18%
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five Largest Countries
United States	47.1%
United Kingdom	8.5%
Mexico	5.2%
Brazil	4.4%
Japan	3.6%
Sector Diversification

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at
dodgeandcox.com
. You can also request this information by contacting us at 800-621-3979.
Householding
The Fund routinely mails shareholder reports and summary prospectuses to shareholders and, on occasion, proxy statements. In order to reduce the volume of mail, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address. If you have a direct account with the Funds and you do not want the mailing of shareholder reports and summary prospectuses combined with other members in your household, contact the Funds at 800-621-3979. Your request will be implemented within 30 days.
Dodge & Cox Funds are distributed by Foreside Fund Services, LLC which is not affiliated with Dodge & Cox or its affiliates.
For more information, please scan the QR code at the left to navigate to additional hosted material at
dodgeandcox.com
.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not required in a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The complete schedule of investments is included in Item 7(a) of this Form N-CSR.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) The following are the financial statements and other information of each series of the Dodge & Cox Funds: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Emerging Markets Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund

(b) The financial highlights information is included in Item 7(a) of this Form N-CSR.

2024
June 30, 2024

Financial Statements and Other Information

Stock Fund | Class I (dodgx) | Class X (doxgx)
ESTABLISHED 1965
06/24 SF SAR

Portfolio of Investments (unaudited) June 30, 2024
Common Stocks: 97.4%
	Shares	Value
Communication Services: 11.9%
Media & Entertainment: 10.7%
Alphabet, Inc., Class A	9,567,200	$1,742,665,480
Alphabet, Inc., Class C	17,595,660	3,227,395,957
Charter Communications, Inc., Class A(a)	7,462,776	2,231,071,513
Comcast Corp., Class A	45,730,794	1,790,817,893
EchoStar Corp., Class A(a)	9,310,709	165,823,727
Fox Corp., Class A	22,503,375	773,440,999
Fox Corp., Class B	8,493,265	271,954,346
Meta Platforms, Inc., Class A	2,607,800	1,314,904,916
News Corp., Class A	7,765,890	214,105,587
		11,732,180,418
Telecommunication Services: 1.2%
T-Mobile U.S., Inc.	7,309,437	1,287,776,610
		13,019,957,028
Consumer Discretionary: 4.8%
Automobiles & Components: 0.5%
Honda Motor Co., Ltd. ADR (Japan)	16,048,200	517,393,968
Consumer Discretionary Distribution & Retail: 2.5%
Amazon.com, Inc.(a)	11,480,600	2,218,625,950
The Gap, Inc.(b)	22,292,772	532,574,323
		2,751,200,273
Consumer Durables & Apparel: 0.3%
VF Corp.(b)	27,401,600	369,921,600
Consumer Services: 1.5%
Booking Holdings, Inc.	401,730	1,591,453,395
		5,229,969,236
Consumer Staples: 2.7%
Food, Beverage & Tobacco: 1.7%
Anheuser-Busch InBev SA/NV ADR (Belgium)	23,225,700	1,350,574,455
Molson Coors Beverage Co., Class B(b)	10,727,325	545,269,929
		1,895,844,384
Household & Personal Products: 1.0%
Haleon PLC ADR (United Kingdom)	130,111,961	1,074,724,798
		2,970,569,182
Energy: 6.5%
Baker Hughes Co., Class A	33,551,066	1,179,990,991
ConocoPhillips	8,392,934	959,983,791
Occidental Petroleum Corp.(b)	54,290,826	3,421,950,763
Occidental Petroleum Corp., Warrant(a)(b)	9,508,814	391,382,784
The Williams Co., Inc.	26,837,757	1,140,604,673
		7,093,913,002
Financials: 25.2%
Banks: 6.4%
Bank of America Corp.	44,103,300	1,753,988,241
Truist Financial Corp.	34,231,377	1,329,888,996
Wells Fargo & Co.	65,337,741	3,880,408,438
		6,964,285,675
Financial Services: 15.5%
Capital One Financial Corp.	13,699,079	1,896,637,488
Fidelity National Information Services, Inc.	27,726,400	2,089,461,504
Fiserv, Inc.(a)	23,235,000	3,462,944,400
State Street Corp.	9,700,200	717,814,800

	Shares	Value
The Bank of New York Mellon Corp.	36,449,024	$2,182,932,047
The Charles Schwab Corp.	57,921,035	4,268,201,069
The Goldman Sachs Group, Inc.	3,993,000	1,806,113,760
UBS Group AG, NY Shs (Switzerland)	16,924,200	499,940,868
		16,924,045,936
Insurance: 3.3%
Aegon, Ltd., NY Shs (Netherlands)	93,940,539	575,855,504
Brighthouse Financial, Inc.(a)(b)	5,076,719	220,025,002
MetLife, Inc.(b)	40,685,842	2,855,739,250
		3,651,619,756
		27,539,951,367
Health Care: 21.9%
Health Care Equipment & Services: 9.1%
Baxter International, Inc.	18,088,600	605,063,670
CVS Health Corp.	41,232,500	2,435,191,450
GE HealthCare Technologies, Inc.	10,707,966	834,364,711
Humana, Inc.	2,880,956	1,076,469,209
Medtronic PLC	5,079,100	399,775,961
The Cigna Group	5,964,172	1,971,576,338
UnitedHealth Group, Inc.	2,655,260	1,352,217,708
Zimmer Biomet Holdings, Inc.(b)	10,876,100	1,180,383,133
		9,855,042,180
Pharmaceuticals, Biotechnology & Life Sciences: 12.8%
Alnylam Pharmaceuticals, Inc.(a)	2,346,400	570,175,200
Avantor, Inc.(a)(b)	42,554,915	902,164,198
BioMarin Pharmaceutical, Inc.(a)	8,914,025	733,891,678
Bristol-Myers Squibb Co.	11,355,339	471,587,229
Elanco Animal Health, Inc.(a)(b)	55,396,500	799,371,495
Gilead Sciences, Inc.	24,371,112	1,672,101,994
GSK PLC ADR (United Kingdom)	50,047,977	1,926,847,115
Incyte Corp.(a)	9,715,128	588,931,059
Neurocrine Biosciences, Inc.(a)	700,288	96,408,649
Novartis AG ADR (Switzerland)	9,440,008	1,004,983,252
Regeneron Pharmaceuticals, Inc.(a)	1,555,285	1,634,651,194
Roche Holding AG ADR (Switzerland)	22,255,799	771,608,551
Sanofi SA ADR (France)	58,212,424	2,824,466,812
		13,997,188,426
		23,852,230,606
Industrials: 12.1%
Capital Goods: 8.3%
Ashtead Group PLC(c) (United Kingdom)	11,750,820	782,944,384
Carrier Global Corp.	10,694,779	674,626,659
GE Aerospace	10,718,800	1,703,967,636
Johnson Controls International PLC(b)	41,748,217	2,775,003,984
RTX Corp.	30,495,800	3,061,473,362
		8,998,016,025
Transportation: 3.8%
FedEx Corp.	8,956,477	2,685,510,064
Norfolk Southern Corp.	6,974,000	1,497,248,060
		4,182,758,124
		13,180,774,149
Information Technology: 7.7%
Software & Services: 3.4%
Cognizant Technology Solutions Corp., Class A	14,435,177	981,592,036
Microsoft Corp.	6,170,600	2,757,949,670
		3,739,541,706
Technology, Hardware & Equipment: 4.3%
Cisco Systems, Inc.	17,928,287	851,772,916
PAGE 1 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2024
Common Stocks (continued)
	Shares	Value
Coherent Corp.(a)(b)	8,856,800	$641,763,728
HP, Inc.	26,316,056	921,588,281
Juniper Networks, Inc.(b)	26,720,265	974,220,862
TE Connectivity, Ltd.	8,132,575	1,223,383,257
		4,612,729,044
		8,352,270,750
Materials: 2.7%
Celanese Corp.	4,442,098	599,194,599
International Flavors & Fragrances, Inc.(b)	13,889,400	1,322,409,774
LyondellBasell Industries NV, Class A	10,501,363	1,004,560,385
		2,926,164,758
Real Estate: 0.6%
Equity Real Estate Investment Trusts (Reits): 0.6%
Gaming & Leisure Properties, Inc. REIT	4,465,881	201,902,480
Sun Communities, Inc. REIT	3,877,700	466,642,418
		668,544,898
Utilities: 1.3%
American Electric Power Co., Inc.	7,351,200	644,994,288
Dominion Energy, Inc.	16,086,200	788,223,800
		1,433,218,088
Total Common Stocks (Cost $68,958,849,153)		$106,267,563,064
Short-Term Investments: 2.6%
	Par Value/ Shares	Value
Repurchase Agreements: 2.0%
Fixed Income Clearing Corporation(d) 5.29%, dated 6/28/24, due 7/1/24, maturity value $1,618,713,268	$1,618,000,000	$1,618,000,000
Fixed Income Clearing Corporation(d) 2.70%, dated 6/28/24, due 7/1/24, maturity value $108,964,672	108,940,160	108,940,160
Royal Bank of Canada(d) 5.30%, dated 6/28/24, due 7/1/24, maturity value $250,110,417	250,000,000	250,000,000
Standard Chartered(d) 5.31%, dated 6/28/24, due 7/1/24, maturity value $250,110,625	250,000,000	250,000,000
		2,226,940,160

	Par Value/ Shares	Value
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	658,416,345	$658,416,345
Total Short-Term Investments (Cost $2,885,356,505)		$2,885,356,505
Total Investments In Securities (Cost $71,844,205,658)	100.0%	$109,152,919,569
Other Assets Less Liabilities	(0.0)%	(27,476,820)
Net Assets	100.0%	$109,125,442,749
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	The security is issued in British Pounds (GBP).
(d)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 0.75%-2.375%, 3/31/26-
2/15/42. Total collateral value is $1,761,479,024.
Royal Bank of Canada: U.S. Treasury Notes 0.50%-4.00%, 10/31/26-5/15/33. Total
collateral value is $255,112,646.
Standard Chartered: U.S. Treasury Bill 12/26/24. U.S. Treasury Notes 0.25%-4.875%,
10/31/24-2/28/31. U.S.Treasury Bonds 2.00%-4.75%, 5/15/42-5/15/54.
U.S. Treasury Inflation Indexed Notes 0.50%-2.375%, 1/15/28-1/15/34. Total
collateral value is $255,112,856.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares
USD United States Dollar
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the six months ended June 30, 2024. Further detail on these holdings and related activity during the period appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 15.5%
Consumer Discretionary 0.8%
The Gap, Inc.	$562,025,253	$—	$(122,614,095)	$3,683,724	$89,479,441	$532,574,323	$8,063,490
VF Corp.	390,391,400	99,838,948	—	—	(120,308,748)	369,921,600	4,536,945
						902,495,923
Consumer Staples 0.5%
Molson Coors Beverage Co., Class B	656,619,563	—	—	—	(111,349,634)	545,269,929	9,440,046
See accompanying Notes to Financial StatementsDodge & Cox Stock Fund ■  PAGE 2

Portfolio of Investments (unaudited) June 30, 2024
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Energy 3.5%
Occidental Petroleum Corp.	$3,241,705,221	$—	$—	$—	$180,245,542	$3,421,950,763	$23,887,963
Occidental Petroleum Corp., Warrant(a)	370,178,129	—	—	—	21,204,655	391,382,784	—
						3,813,333,547
Financials 2.8%
Brighthouse Financial, Inc.(a)	351,519,142	—	(77,997,802)	(697,161)	(52,799,177)	220,025,002	—
MetLife, Inc.	2,517,155,258	182,779,534	—	—	155,804,458	2,855,739,250	42,925,446
						3,075,764,252
Health Care 2.6%
Avantor, Inc.(a)	923,766,066	49,364,000	—	—	(70,965,868)	902,164,198	—
Elanco Animal Health, Inc.(a)	825,407,850	—	—	—	(26,036,355)	799,371,495	—
Zimmer Biomet Holdings, Inc.	918,299,520	407,735,005	—	—	(145,651,392)	1,180,383,133	5,220,528
						2,881,918,826
Industrials 2.6%
Johnson Controls International PLC	1,819,119,380	599,868,736	—	—	356,015,868	2,775,003,984	29,563,753
Information Technology 1.5%
Coherent Corp.(a)	453,142,947	—	(97,230,457)	(510,378)	286,361,616	641,763,728	—
Juniper Networks, Inc.	787,713,412	—	—	—	186,507,450	974,220,862	11,756,917
						1,615,984,590
Materials 1.2%
International Flavors & Fragrances, Inc.	431,788,962	667,772,905	—	—	222,847,907	1,322,409,774	11,111,520
				$2,476,185	$971,355,763	$16,932,180,825	$146,506,608
(a)	Non-income producing
PAGE 3 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2024
Assets:
Investments in securities, at value
Unaffiliated issuers (cost $58,837,453,244)	$92,220,738,744
Affiliated issuers (cost $13,006,752,414)	16,932,180,825
109,152,919,569
Receivable for Fund shares sold	274,212,990
Dividends and interest receivable	141,903,220
Expense reimbursement receivable	1,772,697
Prepaid expenses and other assets	257,868
109,571,066,344
Liabilities:
Payable for investments purchased	66,161,798
Payable for Fund shares redeemed	334,532,793
Management fees payable	42,769,706
Accrued expenses	2,159,298
445,623,595
Net Assets	$109,125,442,749
Net Assets Consist of:
Paid in capital	$68,875,333,010
Distributable earnings	40,250,109,739
$109,125,442,749
Class I
Total net assets	$65,328,198,920
Shares outstanding (par value $0.01 each, unlimited shares authorized)	254,339,943
Net asset value per share	$256.85
Class X
Total net assets	$43,797,243,829
Shares outstanding (par value $0.01 each, unlimited shares authorized)	170,504,644
Net asset value per share	$256.87

Statement of Operations (unaudited)
Six Months Ended June 30, 2024
Investment Income:
Dividends (net of foreign taxes of $40,357,566)
Unaffiliated issuers	$973,360,902
Affiliated issuers	146,506,608
Interest	54,052,460
1,173,919,970
Expenses:
Investment advisory fees	210,720,647
Administrative services fees
Class I	32,214,869
Class X	10,232,646
Custody and fund accounting fees	468,079
Professional services	293,658
Shareholder reports	849,049
Registration fees	495,999
Trustees fees	206,556
Miscellaneous	3,719,711
Total expenses	259,201,214
Expenses reimbursed by investment manager	(10,287,205)
Net expenses	248,914,009
Net Investment Income	925,005,961
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities of unaffiliated issuers	2,946,215,522
Investments in securities of affiliated issuers	2,476,185
Foreign currency transactions	(84,150)
Net change in unrealized appreciation/depreciation
Investments in securities of unaffiliated issuers	3,799,353,341
Investments in securities of affiliated issuers	971,355,763
Foreign currency translation	(3,737)
Net realized and unrealized gain	7,719,312,924
Net Change in Net Assets From Operations	$8,644,318,885
See accompanying Notes to Financial StatementsDodge & Cox Stock Fund ■  PAGE 4

Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$925,005,961	$1,478,824,425
Net realized gain (loss)	2,948,607,557	4,249,251,192
Net change in unrealized appreciation/depreciation	4,770,705,367	9,436,639,820
	8,644,318,885	15,164,715,437
Distributions to Shareholders:
Class I	(1,877,095,922)	(2,477,512,393)
Class X	(1,209,895,829)	(1,289,661,308)
Total distributions	(3,086,991,751)	(3,767,173,701)
Fund Share Transactions:
Class I
Proceeds from sales of shares	3,917,425,845	7,556,775,741
Reinvestment of distributions	1,743,720,786	2,304,613,630
Cost of shares redeemed	(7,417,191,941)	(21,178,444,866)
Class X
Proceeds from sales of shares	5,697,983,613	15,020,184,222
Reinvestment of distributions	1,202,027,535	1,281,316,246
Cost of shares redeemed	(2,609,074,231)	(3,733,525,132)
Net change from Fund share transactions	2,534,891,607	1,250,919,841
Total change in net assets	8,092,218,741	12,648,461,577
Net Assets:
Beginning of period	101,033,224,010	88,384,762,433
End of period	$109,125,442,749	$101,033,224,010
Share Information:
Class I
Shares sold	15,606,562	33,428,803
Distributions reinvested	6,847,906	10,106,217
Shares redeemed	(29,477,848)	(94,558,335)
Net change in shares outstanding	(7,023,380)	(51,023,315)
Class X
Shares sold	22,696,418	67,098,552
Distributions reinvested	4,719,581	5,562,540
Shares redeemed	(10,371,838)	(16,537,005)
Net change in shares outstanding	17,044,161	56,124,087
PAGE 5 ■  Dodge & Cox Stock FundSee accompanying Notes to Financial Statements

Notes to Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Stock Fund (the "Fund") is one of the series constituting the Dodge & Cox Funds (the "Trust" or the "Funds"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on January 4, 1965, and seeks long-term growth of principal and income. Risk considerations and investment strategies of the Fund are discussed in the Fund's Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations.
The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends
Dodge & Cox Stock Fund ■ PAGE 6

Notes to Financial Statements (unaudited)
and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Statement of Operations once the amount is known.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$13,019,957,028	$—
Consumer Discretionary	5,229,969,236	—
Consumer Staples	2,970,569,182	—
Energy	7,093,913,002	—
Financials	27,539,951,367	—
Health Care	23,852,230,606	—
Industrials	12,397,829,765	782,944,384
Information Technology	8,352,270,750	—
Materials	2,926,164,758	—
Real Estate	668,544,898	—
Utilities	1,433,218,088	—
Short-Term Investments
Repurchase Agreements	—	2,226,940,160
Money Market Fund	658,416,345	—
Total Securities	$106,143,035,025	$3,009,884,544
Note 3: Derivative Instruments
The Fund may use derivatives either to minimize the impact of certain risks to one or more of its investments (as a ‘‘hedging technique’’) or to implement its investment strategy. A derivative is a financial instrument whose value is derived from a security, currency, interest rate, index, or other financial instrument.
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time of the contract. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker. Subsequent payments (referred to as "variation margin") to and from the clearing broker are made on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures
PAGE 7 ■ Dodge & Cox Stock Fund

Notes to Financial Statements (unaudited)
contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund did not have open futures contracts at June 30, 2024.
Note 4: Related Party Transactions
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.40% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 0.75% of the average daily net assets for the year.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares.  Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the Class X shares to average net assets of the Class X shares at 0.41% through April 30, 2026. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. For the six months ended June 30, 2024, Dodge & Cox reimbursed expenses of $10,287,205.
Fund officers and trustees All officers and two of the trustees of the Trust are current or former senior executive officers of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 5: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of redemptions in-kind, wash sales, certain corporate action transactions, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Class I
Ordinary income	$542,382,074	$980,642,145
Long-term capital gain	$1,334,713,848	$1,496,870,248
Class X
Ordinary income	$372,174,048	$514,452,999
Long-term capital gain	$837,721,781	$775,208,309
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2023, the tax basis components of distributable earnings were as follows:
Undistributed long-term capital gain	$2,172,310,176
Net unrealized appreciation	32,520,472,429
Total distributable earnings	$34,692,782,605
At June 30, 2024, unrealized appreciation and depreciation for investments based on cost for federal income tax purposes were as follows:
Tax cost	$71,859,679,558
Unrealized appreciation	39,620,127,141
Unrealized depreciation	(2,326,887,130)
Net unrealized appreciation	37,293,240,011
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2024, the Fund’s commitment fee amounted to $256,296 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Dodge & Cox Stock Fund ■ PAGE 8

Notes to Financial Statements (unaudited)
Note 7: Purchases and Sales of Investments
For the six months ended June 30, 2024, purchases and sales of securities, other than short-term securities, aggregated $8,498,332,805 and $7,454,407,556, respectively.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 9 ■ Dodge & Cox Stock Fund

Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2024	2023	2022	2021	2020	2019
Class I
Net asset value, beginning of period	$243.55	$215.71	$245.26	$192.56	$193.76	$172.81
Income from investment operations:
Net investment income	2.19	3.61	3.24	2.90	3.41 (a)	3.65
Net realized and unrealized gain (loss)	18.46	33.39	(20.99)	57.69	8.60	37.98
Total from investment operations	20.65	37.00	(17.75)	60.59	12.01	41.63
Distributions to shareholders from:
Net investment income	(2.13)	(3.54)	(3.08)	(3.07)	(3.36)	(3.65)
Net realized gain	(5.22)	(5.62)	(8.72)	(4.82)	(9.85)	(17.03)
Total distributions	(7.35)	(9.16)	(11.80)	(7.89)	(13.21)	(20.68)
Net asset value, end of period	$256.85	$243.55	$215.71	$245.26	$192.56	$193.76
Total return	8.52%	17.49%	(7.22)%	31.68%	7.16%	24.80%
Ratios/supplemental data:
Net assets, end of period (millions)	$65,328	$63,656	$67,386	$96,695	$70,674	$74,585
Ratio of expenses to average net assets	0.51%(b)	0.51%	0.51%	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets	1.71%(b)	1.57%	1.43%	1.25%	1.98%(a)	1.93%
Portfolio turnover rate	7%	12%	16%	10%	21%	17%
Class X(c)
Net asset value, beginning of period	$243.56	$215.73	$227.09
Income from investment operations:
Net investment income	2.29	3.63	2.15
Net realized and unrealized gain (loss)	18.49	33.60	(3.81)
Total from investment operations	20.78	37.23	(1.66)
Distributions to shareholders from:
Net investment income	(2.25)	(3.78)	(2.45)
Net realized gain	(5.22)	(5.62)	(7.25)
Total distributions	(7.47)	(9.40)	(9.70)
Net asset value, end of period	$256.87	$243.56	$215.73
Total return	8.58%	17.59%	(0.61)%
Ratios/supplemental data:
Net assets, end of period (millions)	$43,797	$37,377	$20,998
Ratio of expenses to average net assets	0.41%(b)	0.41%	0.41%(b)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.46%(b)	0.46%	0.46%(b)
Ratio of net investment income to average net assets	1.82%(b)	1.68%	1.45%(b)
Portfolio turnover rate	7%	12%	16%
(a)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.20 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.87%.

(b)	Annualized
(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
See accompanying Notes to Financial Statements
Dodge & Cox Stock Fund ■ PAGE 10

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 3, 2024, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2024 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on April 30 and June 3, 2024, to discuss whether the Investment Advisory Agreement should be continued.  At its June 3 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
PAGE 11 ■ Dodge & Cox Stock Fund

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products. Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds.  The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
Dodge & Cox Stock Fund ■ PAGE 12

Fall-Out Benefits
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
PAGE 13 ■ Dodge & Cox Stock Fund

2024
June 30, 2024

Financial Statements and Other Information

Global Stock Fund | Class I (dodwx) | Class X (doxwx)
ESTABLISHED 2008
06/24 GSF SAR

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Common Stocks: 96.0%
	Shares	Value
Communication Services: 10.6%
Media & Entertainment: 10.1%
Alphabet, Inc., Class C (United States)	2,441,080	$447,742,894
Baidu, Inc. ADR, Class A(a) (China)	812,600	70,273,648
Charter Communications, Inc., Class A(a) (United States)	855,997	255,908,863
Comcast Corp., Class A (United States)	5,460,400	213,829,264
EchoStar Corp., Class A(a) (United States)	502,655	8,952,285
Grupo Televisa SAB ADR (Mexico)	9,665,600	26,773,712
Meta Platforms, Inc., Class A (United States)	192,900	97,264,038
		1,120,744,704
Telecommunication Services: 0.5%
Deutsche Telekom AG (Germany)	2,201,200	55,373,112
		1,176,117,816
Consumer Discretionary: 8.5%
Automobiles & Components: 0.6%
Stellantis NV (Netherlands)	3,211,123	63,155,741
Consumer Discretionary Distribution & Retail: 5.3%
Alibaba Group Holding, Ltd. ADR (China)	2,335,100	168,127,200
Amazon.com, Inc.(a) (United States)	969,500	187,355,875
Coupang, Inc., Class A(a) (South Korea)	1,468,357	30,762,079
JD.com, Inc. ADR, Class A (China)	1,811,646	46,812,933
Prosus NV, Class N (China)	4,300,617	152,350,307
		585,408,394
Consumer Durables & Apparel: 0.9%
adidas AG (Germany)	225,800	53,890,029
VF Corp. (United States)	3,257,600	43,977,600
		97,867,629
Consumer Services: 1.7%
Booking Holdings, Inc. (United States)	34,500	136,671,750
Entain PLC (United Kingdom)	6,881,690	54,483,430
Ollamani SAB(a) (Mexico)	1,786,800	4,071,697
		195,226,877
		941,658,641
Consumer Staples: 3.1%
Food, Beverage & Tobacco: 1.6%
Anheuser-Busch InBev SA/NV (Belgium)	3,078,000	177,804,883
Household & Personal Products: 1.5%
Haleon PLC (United Kingdom)	40,464,400	164,726,201
		342,531,084
Energy: 4.9%
BP PLC (United Kingdom)	9,113,600	54,913,842
Occidental Petroleum Corp. (United States)	3,037,963	191,482,808
Occidental Petroleum Corp., Warrant(a) (United States)	939,445	38,667,556
Suncor Energy, Inc. (Canada)	3,723,700	141,872,970
TotalEnergies SE (France)	1,735,300	115,656,142
		542,593,318
Financials: 25.6%
Banks: 11.6%
Axis Bank, Ltd. (India)	12,849,400	194,478,597

	Shares	Value
Banco Santander SA (Spain)	41,241,479	$191,148,326
Barclays PLC (United Kingdom)	58,060,699	153,183,567
BNP Paribas SA, Class A (France)	3,005,000	192,560,316
Credicorp, Ltd. (Peru)	659,900	106,461,667
HDFC Bank, Ltd. (India)	9,983,200	201,809,872
Standard Chartered PLC (United Kingdom)	4,097,877	36,923,002
Truist Financial Corp. (United States)	2,673,000	103,846,050
Wells Fargo & Co. (United States)	1,835,473	109,008,741
		1,289,420,138
Financial Services: 10.2%
Capital One Financial Corp. (United States)	346,289	47,943,712
Fidelity National Information Services, Inc. (United States)	2,276,500	171,557,040
Fiserv, Inc.(a) (United States)	1,336,700	199,221,768
The Bank of New York Mellon Corp. (United States)	2,490,700	149,168,023
The Charles Schwab Corp. (United States)	4,327,600	318,900,844
UBS Group AG (Switzerland)	4,079,200	119,404,620
XP, Inc., Class A (Brazil)	6,739,667	118,550,742
		1,124,746,749
Insurance: 3.8%
Aegon, Ltd. (Netherlands)	9,375,092	57,881,341
Aviva PLC (United Kingdom)	17,718,343	106,853,652
MetLife, Inc. (United States)	1,362,100	95,605,799
Prudential PLC (Hong Kong)	17,333,400	157,247,015
		417,587,807
		2,831,754,694
Health Care: 20.9%
Health Care Equipment & Services: 8.0%
Baxter International, Inc. (United States)	1,990,900	66,595,605
CVS Health Corp. (United States)	3,422,900	202,156,474
Fresenius Medical Care AG (Germany)	3,189,700	121,982,958
GE HealthCare Technologies, Inc. (United States)	1,132,700	88,259,984
Humana, Inc. (United States)	254,000	94,907,100
The Cigna Group (United States)	280,238	92,638,276
UnitedHealth Group, Inc. (United States)	160,600	81,787,156
Zimmer Biomet Holdings, Inc. (United States)	1,248,200	135,467,146
		883,794,699
Pharmaceuticals, Biotechnology & Life Sciences: 12.9%
Alnylam Pharmaceuticals, Inc.(a) (United States)	358,141	87,028,263
Avantor, Inc.(a) (United States)	4,102,600	86,975,120
Bayer AG (Germany)	4,364,120	123,412,794
BioMarin Pharmaceutical, Inc.(a) (United States)	800,500	65,905,165
Elanco Animal Health, Inc.(a) (United States)	3,724,100	53,738,763
GSK PLC (United Kingdom)	16,127,420	310,822,420
Incyte Corp.(a) (United States)	998,380	60,521,796
Neurocrine Biosciences, Inc.(a) (United States)	176,463	24,293,661
Novartis AG (Switzerland)	406,200	43,517,174
Regeneron Pharmaceuticals, Inc.(a) (United States)	112,652	118,400,632
PAGE 1 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Common Stocks (continued)
	Shares	Value
Roche Holding AG (Switzerland)	465,300	$129,127,462
Sanofi SA (France)	3,354,057	322,396,391
		1,426,139,641
		2,309,934,340
Industrials: 10.2%
Capital Goods: 6.2%
Ashtead Group PLC (United Kingdom)	1,521,800	101,395,882
Daikin Industries, Ltd. (Japan)	302,500	41,788,086
Johnson Controls International PLC (United States)	3,826,803	254,367,595
Mitsubishi Electric Corp. (Japan)	5,293,900	84,627,540
RTX Corp. (United States)	2,020,100	202,797,839
		684,976,942
Transportation: 4.0%
DHL Group (Germany)	2,137,700	86,494,385
FedEx Corp. (United States)	670,600	201,072,704
Norfolk Southern Corp. (United States)	750,100	161,038,969
		448,606,058
		1,133,583,000
Information Technology: 4.3%
Semiconductors & Semiconductor Equipment: 1.9%
Infineon Technologies AG (Germany)	2,210,000	81,189,355
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4,469,000	132,914,803
		214,104,158
Software & Services: 1.3%
Microsoft Corp. (United States)	312,800	139,805,960
Technology, Hardware & Equipment: 1.1%
Coherent Corp.(a) (United States)	795,519	57,643,307
TE Connectivity, Ltd. (United States)	462,415	69,561,088
		127,204,395
		481,114,513
Materials: 7.1%
Akzo Nobel NV (Netherlands)	1,656,700	100,730,875
Celanese Corp. (United States)	502,400	67,768,736
Glencore PLC (Australia)	24,931,800	142,155,669
Holcim AG (Switzerland)	641,562	56,902,525
International Flavors & Fragrances, Inc. (United States)	1,766,227	168,162,473
LyondellBasell Industries NV, Class A (United States)	1,157,500	110,726,450
Mitsubishi Chemical Group Corp. (Japan)	8,943,000	49,812,895
Nutrien, Ltd. (Canada)	1,652,400	84,123,684
		780,383,307
Utilities: 0.8%
American Electric Power Co., Inc. (United States)	1,009,400	88,564,756
Total Common Stocks (Cost $8,377,271,501)		$10,628,235,469
Preferred Stocks: 1.7%
	Shares	Value
Financials: 1.2%
Banks: 1.2%
Itau Unibanco Holding SA, Pfd (Brazil)	22,792,593	$132,145,747
Information Technology: 0.5%
Technology, Hardware & Equipment: 0.5%
Samsung Electronics Co., Ltd., Pfd (South Korea)	1,132,930	52,026,694
Total Preferred Stocks (Cost $100,574,174)		$184,172,441
Short-Term Investments: 2.2%
	Par Value/ Shares	Value
Repurchase Agreements: 1.5%
Fixed Income Clearing Corporation(b) 5.29%, dated 6/28/24, due 7/1/24, maturity value $163,071,856	$163,000,000	$163,000,000
Fixed Income Clearing Corporation(b) 2.70%, dated 6/28/24, due 7/1/24, maturity value $11,085,052	11,082,558	11,082,558
		174,082,558
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	75,106,819	75,106,819
Total Short-Term Investments (Cost $249,189,377)		$249,189,377
Total Investments In Securities (Cost $8,727,035,052)	99.9%	$11,061,597,287
Other Assets Less Liabilities	0.1%	15,038,144
Net Assets	100.0%	$11,076,635,431
(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.75%-4.625%, 3/31/26-5/15/54. Total collateral value is $177,564,339.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
USD United States Dollar
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 2

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index— Long Position	1,509	9/20/24	$176,794,440	$205,662
MSCI Emerging Markets Index— Long Position	461	9/20/24	25,083,010	(51,995)
				$153,667
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	7/3/24	CNH	88,666,711	USD	12,150,447	$(3,855)
Bank of America	7/3/24	CNH	88,666,711	USD	12,148,981	(2,388)
Bank of America	7/3/24	CNH	88,666,578	USD	12,141,789	4,785
Bank of America	7/3/24	USD	12,151,951	CNH	88,666,711	5,359
UBS	7/3/24	USD	12,148,104	CNH	88,666,578	1,529
UBS	7/3/24	USD	12,148,621	CNH	88,666,711	2,029
Bank of America	7/10/24	CNH	88,666,711	USD	12,159,700	(5,366)
HSBC	7/10/24	USD	11,408,891	CNH	79,175,424	555,612
HSBC	7/10/24	USD	11,402,880	CNH	79,187,302	547,973
JPMorgan	7/10/24	USD	11,402,059	CNH	79,187,302	547,152
JPMorgan	7/10/24	USD	4,183,021	CNH	29,510,338	137,777
Standard Chartered	7/10/24	USD	15,658,056	CNH	109,802,430	606,461
State Street	7/10/24	USD	15,667,746	CNH	109,802,430	616,151
UBS	7/10/24	CNH	88,666,578	USD	12,155,598	(1,282)
UBS	7/10/24	CNH	88,666,711	USD	12,156,283	(1,949)
Citibank	8/14/24	USD	7,310,008	CNH	51,545,256	226,298
HSBC	8/14/24	USD	7,312,929	CNH	51,545,178	229,230
HSBC	8/14/24	USD	7,306,202	CNH	51,545,256	222,492
State Street	8/14/24	USD	5,016,881	CNH	35,870,701	87,279
UBS	8/14/24	USD	3,477,333	CNH	24,600,013	96,628
Bank of America	9/12/24	USD	6,506,998	CNH	46,369,000	122,284
Bank of America	9/12/24	USD	6,450,291	CNH	46,019,601	113,686
HSBC	9/12/24	USD	6,448,674	CNH	46,019,671	112,059
HSBC	9/12/24	USD	6,449,126	CNH	46,019,672	112,511
HSBC	9/12/24	USD	6,452,287	CNH	46,019,648	115,676
JPMorgan	9/12/24	USD	3,485,803	CNH	24,600,012	98,539
HSBC	10/17/24	USD	3,158,900	CNH	22,585,500	40,813
HSBC	10/17/24	USD	7,324,680	CNH	52,140,002	126,387
HSBC	10/17/24	USD	3,495,208	CNH	24,599,975	99,009
UBS	10/17/24	USD	3,160,049	CNH	22,585,500	41,962
UBS	10/17/24	USD	7,327,820	CNH	52,140,001	129,527
HSBC	11/7/24	USD	4,459,172	CNH	31,673,500	79,417
HSBC	11/7/24	USD	5,408,128	CNH	38,333,353	107,461
HSBC	11/7/24	USD	5,407,060	CNH	38,333,352	106,393
HSBC	11/7/24	USD	3,008,951	CNH	21,293,140	64,573
UBS	11/7/24	USD	4,460,711	CNH	31,673,500	80,956
UBS	11/7/24	USD	5,410,349	CNH	38,333,295	109,690
HSBC	11/21/24	USD	2,059,516	CNH	14,700,000	24,653
HSBC	11/21/24	USD	2,058,447	CNH	14,699,985	23,586
HSBC	11/21/24	USD	410,960	CNH	2,939,266	4,089
HSBC	11/21/24	USD	411,484	CNH	2,943,054	4,088
HSBC	11/21/24	USD	411,403	CNH	2,942,519	4,082
JPMorgan	11/21/24	USD	2,058,824	CNH	14,700,000	23,960
UBS	11/21/24	USD	1,028,159	CNH	7,350,003	10,727
HSBC	12/5/24	USD	2,055,498	CNH	14,307,296	72,876
HSBC	12/5/24	USD	2,054,847	CNH	14,307,282	72,226
JPMorgan	12/5/24	USD	2,055,352	CNH	14,307,305	72,728
UBS	12/5/24	USD	2,055,853	CNH	14,307,296	73,230
UBS	12/5/24	USD	2,055,057	CNH	14,307,304	72,433
HSBC	1/9/25	USD	5,468,457	CNH	38,233,809	156,230
HSBC	1/9/25	USD	5,471,506	CNH	38,233,789	159,282
JPMorgan	1/9/25	USD	5,468,527	CNH	38,233,751	156,308
JPMorgan	1/9/25	USD	5,466,346	CNH	38,233,809	154,119
UBS	1/9/25	USD	5,471,349	CNH	38,233,789	159,125
PAGE 3 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	2/13/25	USD	11,428,774	CNH	80,470,000	$220,369
UBS	2/13/25	USD	7,198,896	CNH	50,580,886	153,649
HSBC	3/13/25	USD	591,731	CNH	4,155,014	11,836
HSBC	3/13/25	USD	591,696	CNH	4,155,007	11,803
State Street	3/13/25	USD	591,882	CNH	4,155,012	11,988
State Street	3/13/25	USD	591,756	CNH	4,155,015	11,862
UBS	3/13/25	USD	591,604	CNH	4,155,012	11,710
UBS	3/13/25	USD	3,551,082	CNH	24,912,974	74,104
HSBC	3/20/25	USD	9,389,790	CNH	66,660,000	81,742
HSBC	3/20/25	USD	6,526,788	CNH	46,193,998	76,504
JPMorgan	3/20/25	USD	6,533,861	CNH	46,233,600	78,047
UBS	3/20/25	USD	9,385,778	CNH	66,670,000	76,334
UBS	3/20/25	USD	9,382,344	CNH	66,670,000	72,900
State Street	4/10/25	USD	5,630,734	CNH	39,786,201	67,142
UBS	4/10/25	USD	5,629,220	CNH	39,786,201	65,629
Barclays	4/17/25	USD	3,871,428	CNH	27,477,849	27,249
Barclays	4/17/25	USD	3,870,180	CNH	27,477,891	25,995
JPMorgan	4/17/25	USD	3,869,197	CNH	27,477,876	25,014
UBS	4/17/25	USD	3,871,707	CNH	27,477,891	27,522
UBS	4/17/25	USD	3,869,960	CNH	27,477,876	25,777
Bank of America	5/22/25	USD	5,849,818	CNH	41,187,985	74,401
State Street	5/22/25	USD	5,840,362	CNH	41,187,986	64,945
UBS	5/22/25	USD	5,839,031	CNH	41,187,944	63,620
UBS	5/22/25	USD	5,839,040	CNH	41,188,007	63,620
UBS	5/22/25	USD	5,838,378	CNH	41,188,007	62,958
HSBC	6/12/25	USD	3,719,091	CNH	26,276,490	29,515
TWD: Taiwan Dollar
Citibank	2/27/25	USD	3,454,621	TWD	110,005,500	(22,205)
Citibank	2/27/25	USD	2,829,440	TWD	90,004,500	(15,235)
HSBC	2/27/25	USD	2,279,277	TWD	72,079,862	1,126
JPMorgan	2/27/25	USD	2,887,156	TWD	91,791,360	(13,995)
Citibank	3/13/25	USD	3,459,836	TWD	110,005,500	(21,662)
HSBC	3/13/25	USD	2,725,133	TWD	86,337,650	(7,317)
UBS	3/13/25	USD	2,548,644	TWD	81,008,640	(15,151)
HSBC	3/27/25	USD	3,471,674	TWD	110,000,000	(14,336)
HSBC	3/27/25	USD	3,059,298	TWD	97,200,000	(21,068)
JPMorgan	3/27/25	USD	2,721,010	TWD	86,337,650	(15,116)
Bank of America	4/10/25	USD	2,724,724	TWD	86,324,700	(14,595)
Barclays	4/10/25	USD	3,481,013	TWD	110,000,000	(9,588)
JPMorgan	4/10/25	USD	2,852,758	TWD	90,004,500	(3,331)
Bank of America	4/17/25	USD	3,479,013	TWD	109,989,000	(13,497)
HSBC	4/17/25	USD	2,285,808	TWD	71,984,653	59
HSBC	4/17/25	USD	2,854,592	TWD	89,991,000	(2,917)
Unrealized gain on currency forward contracts						8,308,860
Unrealized loss on currency forward contracts						(204,853)
Net unrealized gain on currency forward contracts						$8,104,007
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 4

Consolidated
Statement of Assets and Liabilities (unaudited)
June 30, 2024
Assets:
Investments in securities, at value (cost $8,727,035,052)	$11,061,597,287
Unrealized appreciation on currency forward contracts	8,308,860
Cash	100
Cash denominated in foreign currency (cost $7,986)	7,994
Deposits with broker for futures contracts	6,417,286
Receivable for variation margin for futures contracts	239,889
Receivable for Fund shares sold	4,069,042
Dividends and interest receivable	28,960,947
Expense reimbursement receivable	33,507
Prepaid expenses and other assets	38,065
11,109,672,977
Liabilities:
Unrealized depreciation on currency forward contracts	204,853
Cash received as collateral for currency forward contracts	7,420,000
Payable for investments purchased	1,969,549
Payable for Fund shares redeemed	964,957
Deferred foreign capital gains tax	16,679,559
Management fees payable	5,450,651
Accrued expenses	347,977
33,037,546
Net Assets	$11,076,635,431
Net Assets Consist of:
Paid in capital	$7,635,278,700
Distributable earnings	3,441,356,731
$11,076,635,431
Class I
Total net assets	$10,204,398,819
Shares outstanding (par value $0.01 each, unlimited shares authorized)	649,346,378
Net asset value per share	$15.71
Class X
Total net assets	$872,236,612
Shares outstanding (par value $0.01 each, unlimited shares authorized)	55,464,468
Net asset value per share	$15.73
Consolidated
Statement of Operations (unaudited)
Six Months Ended June 30, 2024
Investment Income:
Dividends (net of foreign taxes of $7,519,954)	$171,510,394
Interest	5,941,047
177,451,441
Expenses:
Investment advisory fees	27,561,134
Administrative services fees
Class I	5,125,464
Class X	193,381
Custody and fund accounting fees	289,167
Professional services	168,723
Shareholder reports	64,874
Registration fees	80,946
Trustees fees	206,556
Miscellaneous	158,673
Total expenses	33,848,918
Expenses reimbursed by investment manager	(183,580)
Net expenses	33,665,338
Net Investment Income	143,786,103
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (net of foreign capital gains tax of $7,009,087)	676,793,874
Futures contracts	9,839,152
Currency forward contracts	6,909,913
Foreign currency transactions	(396,749)
Net change in unrealized appreciation/depreciation
Investments in securities (net of change in deferred foreign capital gains tax of $(1,307,918))	(255,871,532)
Futures contracts	(6,922,180)
Currency forward contracts	5,354,500
Foreign currency translation	(692,036)
Net realized and unrealized gain	435,014,942
Net Change in Net Assets From Operations	$578,801,045
PAGE 5 ■  Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$143,786,103	$189,974,405
Net realized gain (loss)	693,146,190	399,264,728
Net change in unrealized appreciation/depreciation	(258,131,248)	1,323,698,017
	578,801,045	1,912,937,150
Distributions to Shareholders:
Class I	—	(163,404,362)
Class X	—	(11,338,734)
Total distributions	—	(174,743,096)
Fund Share Transactions:
Class I
Proceeds from sales of shares	392,117,038	1,206,887,647
Reinvestment of distributions	—	154,932,256
Cost of shares redeemed	(944,839,344)	(2,480,882,522)
Class X
Proceeds from sales of shares	226,600,995	269,277,877
Reinvestment of distributions	—	11,338,736
Cost of shares redeemed	(61,987,453)	(84,482,704)
Net change from Fund share transactions	(388,108,764)	(922,928,710)
Total change in net assets	190,692,281	815,265,344
Net Assets:
Beginning of period	10,885,943,150	10,070,677,806
End of period	$11,076,635,431	$10,885,943,150
Share Information:
Class I
Shares sold	25,587,152	86,801,380
Distributions reinvested	—	10,532,444
Shares redeemed	(61,046,867)	(180,145,653)
Net change in shares outstanding	(35,459,715)	(82,811,829)
Class X
Shares sold	14,618,674	19,250,292
Distributions reinvested	—	770,818
Shares redeemed	(4,009,208)	(6,071,132)
Net change in shares outstanding	10,609,466	13,949,978
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Stock Fund ■  PAGE 6

Notes to Consolidated Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Global Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2008, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of U.S. and foreign equity securities. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific
PAGE 7 ■ Dodge & Cox Global Stock Fund

Notes to Consolidated Financial Statements (unaudited)
expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Consolidated Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Consolidated Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Consolidated Statement of Operations once the amount is known.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox Global Stock Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At June 30, 2024, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,120,744,704	$55,373,112
Consumer Discretionary	617,779,134	323,879,507
Consumer Staples	—	342,531,084
Energy	372,023,334	170,569,984
Financials	1,420,264,386	1,411,490,308
Health Care	1,258,675,141	1,051,259,199
Industrials	819,277,107	314,305,893
Information Technology	267,010,355	214,104,158
Materials	430,781,343	349,601,964
Utilities	88,564,756	—
Dodge & Cox Global Stock Fund ■ PAGE 8

Notes to Consolidated Financial Statements (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Preferred Stocks
Financials	$132,145,747	$—
Information Technology	—	52,026,694
Short-Term Investments
Repurchase Agreements	—	174,082,558
Money Market Fund	75,106,819	—
Total Securities	$6,602,372,826	$4,459,224,461
Other Investments
Futures Contracts
Appreciation	$205,662	$—
Depreciation	(51,995)	—
Currency Forward Contracts
Appreciation	—	8,308,860
Depreciation	—	(204,853)
Note 3: Derivative Instruments
The Fund may use derivatives either to minimize the impact of certain risks to one or more of its investments (as a ‘‘hedging technique’’) or to implement its investment strategy. A derivative is a financial instrument whose value is derived from a security, currency, interest rate, index, or other financial instrument.
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure, equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$8,308,860	$8,308,860
Futures contracts(a)	205,662	—	205,662
	$205,662	$8,308,860	$8,514,522
Liabilities
Unrealized depreciation on currency forward contracts	$—	$204,853	$204,853
Futures contracts(a)	51,995	—	51,995
	$51,995	$204,853	$256,848
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$9,839,152	$—	9,839,152
Currency forward contracts	—	6,909,913	6,909,913
	$9,839,152	$6,909,913	$16,749,065
Net change in unrealized appreciation/depreciation
Futures contracts	$(6,922,180)	$—	(6,922,180)
Currency forward contracts	—	5,354,500	5,354,500
	$(6,922,180)	$5,354,500	$(1,567,680)
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2024.
Derivative		% of Net Assets
Futures contracts	USD notional value	1-3%
Currency forward contracts	USD total value	2-4%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives
PAGE 9 ■ Dodge & Cox Global Stock Fund

Notes to Consolidated Financial Statements (unaudited)
Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of June 30, 2024.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$320,515	$(39,701)	$(100,000)	$180,814
Barclays	53,244	(9,588)	—	43,656
Citibank	226,298	(59,102)	(167,196)	—
HSBC	3,253,303	(45,638)	(3,207,665)	—
JPMorgan	1,293,644	(32,442)	(1,140,000)	121,202
Standard Chartered	606,461	—	(540,000)	66,461
State Street	859,367	—	(650,000)	209,367
UBS	1,696,028	(18,382)	(1,470,000)	207,646
	$8,308,860	$(204,853)	$(7,274,861)	$829,146
(a)
Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's
Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 4: Related Party Transactions
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.50% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares.  Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the
Class X shares to average net assets of the Class X shares at 0.52% through April 30, 2026. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. For the six months ended June 30, 2024, Dodge & Cox reimbursed expenses of $183,580.
Fund officers and trustees All officers and two of the trustees of the Trust are current or former senior executive officers of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 5: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), foreign capital gains tax, certain corporate action transactions, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Class I
Ordinary income	$—	$163,404,362
Long-term capital gain	$—	$—
Class X
Ordinary income	$—	$11,338,734
Long-term capital gain	$—	$—
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2023, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$30,668,163
Undistributed long-term capital gain	265,538,558
Net unrealized appreciation	2,566,348,965
Total distributable earnings	$2,862,555,686
At June 30, 2024, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$8,734,383,601
Unrealized appreciation	2,979,269,247
Unrealized depreciation	(643,797,887)
Net unrealized appreciation	2,335,471,360
Dodge & Cox Global Stock Fund ■ PAGE 10

Notes to Consolidated Financial Statements (unaudited)
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.
The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2024, the Fund’s commitment fee amounted to $29,448 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 7: Purchases and Sales of Investments
For the six months ended June 30, 2024, purchases and sales of securities, other than short-term securities, aggregated $1,751,612,636 and $2,048,094,226, respectively.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
PAGE 11 ■ Dodge & Cox Global Stock Fund

Consolidated Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2024	2023	2022	2021	2020	2019
Class I
Net asset value, beginning of period	$14.92	$12.61	$14.44	$13.30	$12.71	$11.03
Income from investment operations:
Net investment income	0.20	0.25	0.24	0.23	0.17 (a)	0.27
Net realized and unrealized gain (loss)	0.59	2.30	(1.10)	2.46	0.59	2.35
Total from investment operations	0.79	2.55	(0.86)	2.69	0.76	2.62
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.21)	(0.27)	(0.17)	(0.34)
Net realized gain	—	—	(0.76)	(1.28)	—	(0.60)
Total distributions	—	(0.24)	(0.97)	(1.55)	(0.17)	(0.94)
Net asset value, end of period	$15.71	$14.92	$12.61	$14.44	$13.30	$12.71
Total return	5.30%	20.26%	(5.80)%	20.75%	6.02%	23.85%
Ratios/supplemental data:
Net assets, end of period (millions)	$10,204	$10,217	$9,681	$10,487	$10,384	$10,296
Ratio of expenses to average net assets	0.62%(b)	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	2.60%(b)	1.79%	1.72%	1.34%	1.57%(a)	2.13%
Portfolio turnover rate	16%	20%	25%	24%	34%	22%
Class X(c)
Net asset value, beginning of period	$14.92	$12.61	$13.83
Income from investment operations:
Net investment income	0.22	0.26	0.08
Net realized and unrealized gain (loss)	0.59	2.31	(0.32)
Total from investment operations	0.81	2.57	(0.24)
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.22)
Net realized gain	—	—	(0.76)
Total distributions	—	(0.26)	(0.98)
Net asset value, end of period	$15.73	$14.92	$12.61
Total return	5.43%	20.38%	(1.58)%
Ratios/supplemental data:
Net assets, end of period (millions)	$872	$669	$390
Ratio of expenses to average net assets	0.52%(b)	0.52%	0.52%(b)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.57%(b)	0.57%	0.57%(b)
Ratio of net investment income to average net assets	2.77%(b)	1.86%	1.02%(b)
Portfolio turnover rate	16%	20%	25%
(a)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.01 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.47%.

(b)	Annualized
(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
See accompanying Notes to Consolidated Financial Statements
Dodge & Cox Global Stock Fund ■ PAGE 12

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 3, 2024, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2024 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on April 30 and June 3, 2024, to discuss whether the Investment Advisory Agreement should be continued.  At its June 3 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
PAGE 13 ■ Dodge & Cox Global Stock Fund

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products. Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds.  The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
Dodge & Cox Global Stock Fund ■ PAGE 14

Fall-Out Benefits
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
PAGE 15 ■ Dodge & Cox Global Stock Fund

2024
June 30, 2024

Financial Statements and Other Information

International Stock Fund | Class I (dodfx) | Class X (doxfx)
ESTABLISHED 2001
06/24 ISF SAR

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Common Stocks: 94.9%
	Shares	Value
Communication Services: 4.4%
Media & Entertainment: 1.8%
Baidu, Inc. ADR, Class A(a) (China)	3,758,585	$325,042,431
Grupo Televisa SAB ADR (Mexico)	46,380,780	128,474,761
NetEase, Inc. ADR (China)	1,022,526	97,733,035
Tencent Holdings, Ltd. (China)	6,309,500	299,455,033
		850,705,260
Telecommunication Services: 2.6%
Deutsche Telekom AG (Germany)	33,145,600	833,806,560
Liberty Global, Ltd., Class A(a) (Belgium)	4,612,561	80,396,938
Liberty Global, Ltd., Class C(a) (Belgium)	8,459,768	151,006,859
Millicom International Cellular SA SDR(a) (Guatemala)	8,247,010	200,597,489
		1,265,807,846
		2,116,513,106
Consumer Discretionary: 12.0%
Automobiles & Components: 2.2%
Honda Motor Co., Ltd. (Japan)	41,879,865	450,530,682
Stellantis NV (Netherlands)	30,000,000	590,034,153
		1,040,564,835
Consumer Discretionary Distribution & Retail: 5.5%
Alibaba Group Holding, Ltd. ADR (China)	12,050,800	867,657,600
Coupang, Inc., Class A(a) (South Korea)	9,057,400	189,752,530
JD.com, Inc. ADR, Class A (China)	18,372,748	474,751,808
Prosus NV, Class N (China)	30,246,945	1,071,504,708
		2,603,666,646
Consumer Durables & Apparel: 1.1%
adidas AG (Germany)	807,400	192,696,232
Kering SA (France)	960,300	349,106,183
		541,802,415
Consumer Services: 3.2%
Booking Holdings, Inc. (United States)	174,500	691,281,750
Entain PLC(b) (United Kingdom)	48,734,596	385,839,521
Flutter Entertainment PLC(a) (Ireland)	604,478	110,232,608
Ollamani SAB(a) (Mexico)	11,595,195	26,422,721
Yum China Holdings, Inc. (China)	10,171,500	313,689,060
		1,527,465,660
		5,713,499,556
Consumer Staples: 8.0%
Consumer Staples Distribution & Retail: 0.6%
Seven & i Holdings Co., Ltd. (Japan)	23,992,900	292,221,413
Food, Beverage & Tobacco: 5.3%
Anheuser-Busch InBev SA/NV (Belgium)	13,195,900	762,279,228
Danone SA (France)	7,286,100	444,671,326
Diageo PLC (United Kingdom)	10,150,200	319,329,123
Imperial Brands PLC (United Kingdom)	38,224,397	978,690,575
		2,504,970,252
Household & Personal Products: 2.1%
Beiersdorf AG (Germany)	2,515,000	367,447,614
Haleon PLC (United Kingdom)	158,253,904	644,234,546
		1,011,682,160
		3,808,873,825

	Shares	Value
Energy: 6.6%
BP PLC (United Kingdom)	63,195,900	$380,785,820
Equinor ASA (Norway)	7,092,138	202,641,495
Suncor Energy, Inc. (Canada)	22,540,554	858,795,107
TC Energy Corp. (Canada)	11,385,400	431,506,660
TotalEnergies SE (France)	19,027,870	1,268,189,960
		3,141,919,042
Financials: 20.9%
Banks: 14.4%
Axis Bank, Ltd. (India)	68,557,850	1,037,638,682
Banco Santander SA (Spain)	305,162,212	1,414,382,978
Barclays PLC (United Kingdom)	377,735,008	996,591,427
BNP Paribas SA, Class A (France)	22,721,892	1,456,018,207
Credicorp, Ltd. (Peru)	3,335,080	538,048,456
HDFC Bank, Ltd. (India)	47,325,500	956,682,535
ICICI Bank, Ltd. (India)	11,082,176	158,860,252
Standard Chartered PLC (United Kingdom)	32,644,414	294,135,176
		6,852,357,713
Financial Services: 3.3%
UBS Group AG (Switzerland)	42,679,442	1,249,294,603
XP, Inc., Class A (Brazil)	17,776,502	312,688,670
		1,561,983,273
Insurance: 3.2%
Aegon, Ltd. (Netherlands)	52,466,275	323,924,113
Aviva PLC (United Kingdom)	99,490,252	599,993,842
Prudential PLC (Hong Kong)	66,187,447	600,446,450
		1,524,364,405
		9,938,705,391
Health Care: 14.1%
Health Care Equipment & Services: 1.9%
Fresenius Medical Care AG (Germany)	14,547,062	556,319,923
Olympus Corp. (Japan)	19,797,900	318,506,733
		874,826,656
Pharmaceuticals, Biotechnology & Life Sciences: 12.2%
Bayer AG (Germany)	16,767,110	474,156,507
GSK PLC (United Kingdom)	68,472,120	1,319,657,454
Novartis AG (Switzerland)	14,908,470	1,597,179,926
Roche Holding AG (Switzerland)	3,372,500	935,917,398
Sanofi SA (France)	15,600,422	1,499,533,179
		5,826,444,464
		6,701,271,120
Industrials: 9.4%
Capital Goods: 8.4%
Ashtead Group PLC (United Kingdom)	11,323,800	754,492,505
Daikin Industries, Ltd. (Japan)	1,428,700	197,364,092
Johnson Controls International PLC (United States)	21,012,801	1,396,720,882
Mitsubishi Electric Corp. (Japan)	39,261,800	627,633,606
NIDEC Corp. (Japan)	3,792,600	171,421,575
Schneider Electric SE (France)	1,890,646	451,115,307
Smiths Group PLC(b) (United Kingdom)	20,175,116	435,200,897
		4,033,948,864
Transportation: 1.0%
DHL Group (Germany)	11,496,200	465,152,615
		4,499,101,479
PAGE 1 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Common Stocks (continued)
	Shares	Value
Information Technology: 6.8%
Semiconductors & Semiconductor Equipment: 3.1%
Infineon Technologies AG (Germany)	9,374,100	$344,378,794
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	38,252,000	1,137,672,190
		1,482,050,984
Technology, Hardware & Equipment: 3.7%
Brother Industries, Ltd. (Japan)	9,270,900	164,001,506
Kyocera Corp. (Japan)	26,733,600	307,378,018
Murata Manufacturing Co., Ltd. (Japan)	22,191,000	460,615,780
Samsung Electronics Co., Ltd. (South Korea)	4,419,500	259,715,420
TE Connectivity, Ltd. (United States)	3,871,985	582,462,704
		1,774,173,428
		3,256,224,412
Materials: 11.3%
Akzo Nobel NV(b) (Netherlands)	12,956,260	787,768,095
Glencore PLC (Australia)	134,762,161	768,384,362
Holcim AG (Switzerland)	16,240,941	1,440,469,605
International Flavors & Fragrances, Inc. (United States)	5,731,200	545,667,552
Linde PLC (United States)	1,277,735	560,682,895
Mitsubishi Chemical Group Corp.(b) (Japan)	73,917,800	411,725,328
Nutrien, Ltd. (Canada)	7,822,959	398,266,843
Teck Resources, Ltd., Class B (Canada)	10,040,840	480,956,236
		5,393,920,916
Real Estate: 1.4%
Real Estate Management & Development: 1.4%
CK Asset Holdings, Ltd. (Hong Kong)	70,269,600	263,051,902
Daito Trust Construction Co., Ltd. (Japan)	2,849,000	294,000,810
Hang Lung Group, Ltd.(b) (Hong Kong)	93,433,300	101,650,807
		658,703,519
Total Common Stocks (Cost $38,714,292,938)		$45,228,732,366
Preferred Stocks: 2.9%
	Shares	Value
Financials: 2.2%
Banks: 2.2%
Itau Unibanco Holding SA, Pfd (Brazil)	176,002,651	$1,020,419,298

	Shares	Value
Information Technology: 0.7%
Technology, Hardware & Equipment: 0.7%
Samsung Electronics Co., Ltd., Pfd (South Korea)	7,414,600	$340,495,111
Total Preferred Stocks (Cost $868,026,617)		$1,360,914,409
Short-Term Investments: 2.2%
	Par Value/ Shares	Value
Repurchase Agreements: 1.5%
Fixed Income Clearing Corporation(c) 5.29%, dated 6/28/24, due 7/1/24, maturity value $659,290,509	$659,000,000	$659,000,000
Fixed Income Clearing Corporation(c) 2.70%, dated 6/28/24, due 7/1/24, maturity value $47,781,933	47,771,184	47,771,184
		706,771,184
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	347,053,903	347,053,903
Total Short-Term Investments (Cost $1,053,825,087)		$1,053,825,087
Total Investments In Securities (Cost $40,636,144,642)	100.0%	$47,643,471,862
Other Assets Less Liabilities	(0.0)%	(2,852,305)
Net Assets	100.0%	$47,640,619,557
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.75%-4.75%, 3/31/26-5/15/41. Total collateral value is $720,906,659.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
SDR: Swedish Depository Receipt
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	589	9/20/24	$31,072,707	$(394,909)
MSCI EAFE Index— Long Position	598	9/20/24	70,061,680	(245,874)
MSCI Emerging Markets Index— Long Position	1,000	9/20/24	54,410,000	(428,597)
				$(1,069,380)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	7/3/24	USD	30,379,878	CNH	221,666,778	$13,397
Bank of America	7/3/24	CNH	221,666,445	USD	30,354,472	11,963
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 2

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	7/3/24	CNH	221,666,778	USD	30,376,118	$(9,637)
Bank of America	7/3/24	CNH	221,666,777	USD	30,372,452	(5,971)
UBS	7/3/24	USD	30,370,259	CNH	221,666,445	3,823
UBS	7/3/24	USD	30,371,553	CNH	221,666,777	5,072
Bank of America	7/10/24	CNH	221,666,778	USD	30,399,251	(13,415)
HSBC	7/10/24	USD	45,984,726	CNH	319,124,801	2,239,453
HSBC	7/10/24	USD	45,960,498	CNH	319,172,675	2,208,662
JPMorgan	7/10/24	USD	45,957,189	CNH	319,172,675	2,205,353
JPMorgan	7/10/24	USD	30,459,246	CNH	214,883,585	1,003,243
UBS	7/10/24	CNH	221,666,777	USD	30,390,707	(4,871)
UBS	7/10/24	CNH	221,666,445	USD	30,388,995	(3,205)
Citibank	8/14/24	USD	44,613,168	CNH	314,582,033	1,381,103
HSBC	8/14/24	USD	44,589,941	CNH	314,582,033	1,357,877
HSBC	8/14/24	USD	44,630,994	CNH	314,581,561	1,398,995
State Street	8/14/24	USD	30,831,442	CNH	220,444,807	536,374
UBS	8/14/24	USD	35,244,517	CNH	249,333,458	979,368
Bank of America	9/12/24	USD	39,640,518	CNH	282,815,279	698,663
HSBC	9/12/24	USD	39,652,785	CNH	282,815,562	710,891
HSBC	9/12/24	USD	39,633,356	CNH	282,815,705	691,443
HSBC	9/12/24	USD	39,630,579	CNH	282,815,704	688,666
JPMorgan	9/12/24	USD	35,330,366	CNH	249,333,458	998,743
HSBC	10/17/24	USD	37,435,593	CNH	267,657,000	483,667
HSBC	10/17/24	USD	45,014,110	CNH	320,428,438	776,717
HSBC	10/17/24	USD	35,425,689	CNH	249,333,084	1,003,508
UBS	10/17/24	USD	37,449,211	CNH	267,657,000	497,285
UBS	10/17/24	USD	45,033,405	CNH	320,428,437	796,012
HSBC	11/7/24	USD	34,512,811	CNH	245,144,500	614,670
HSBC	11/7/24	USD	42,324,480	CNH	300,000,150	840,998
HSBC	11/7/24	USD	42,316,122	CNH	300,000,150	832,640
HSBC	11/7/24	USD	17,867,049	CNH	126,437,960	383,435
UBS	11/7/24	USD	34,524,720	CNH	245,144,500	626,579
UBS	11/7/24	USD	42,341,860	CNH	299,999,700	858,440
Citibank	11/21/24	USD	4,496,974	CNH	32,163,254	44,741
HSBC	11/21/24	USD	45,509,876	CNH	324,999,675	521,451
HSBC	11/21/24	USD	45,533,513	CNH	325,000,000	545,043
HSBC	11/21/24	USD	9,085,845	CNH	64,983,782	90,396
HSBC	11/21/24	USD	9,097,428	CNH	65,067,535	90,386
HSBC	11/21/24	USD	9,095,647	CNH	65,055,704	90,242
JPMorgan	11/21/24	USD	45,518,207	CNH	325,000,000	529,738
UBS	11/21/24	USD	22,731,417	CNH	162,500,081	237,171
HSBC	12/5/24	USD	44,524,814	CNH	309,914,970	1,578,585
HSBC	12/5/24	USD	44,510,701	CNH	309,914,660	1,564,515
JPMorgan	12/5/24	USD	44,521,639	CNH	309,915,126	1,575,388
UBS	12/5/24	USD	44,515,243	CNH	309,915,125	1,568,993
UBS	12/5/24	USD	44,532,492	CNH	309,914,970	1,586,263
HSBC	1/9/25	USD	39,819,320	CNH	278,404,739	1,137,609
HSBC	1/9/25	USD	39,841,524	CNH	278,404,600	1,159,832
JPMorgan	1/9/25	USD	39,803,949	CNH	278,404,740	1,122,238
JPMorgan	1/9/25	USD	39,819,830	CNH	278,404,321	1,138,177
UBS	1/9/25	USD	39,840,383	CNH	278,404,600	1,158,692
Barclays	2/13/25	USD	42,100,204	CNH	296,141,258	851,648
HSBC	2/13/25	USD	63,102,635	CNH	444,210,999	1,229,925
HSBC	2/13/25	USD	42,080,400	CNH	296,140,814	831,906
UBS	2/13/25	USD	42,135,546	CNH	296,141,259	886,990
UBS	2/13/25	USD	42,746,809	CNH	300,347,626	912,361
HSBC	3/13/25	USD	40,963,508	CNH	287,637,561	819,383
HSBC	3/13/25	USD	40,961,113	CNH	287,637,129	817,049
State Street	3/13/25	USD	40,965,258	CNH	287,637,561	821,133
State Street	3/13/25	USD	40,973,991	CNH	287,637,416	829,886
UBS	3/13/25	USD	40,954,739	CNH	287,637,416	810,634
UBS	3/13/25	USD	21,086,210	CNH	147,932,414	440,028
HSBC	3/20/25	USD	37,653,059	CNH	267,306,600	327,787
HSBC	3/20/25	USD	39,464,303	CNH	279,312,550	462,583
JPMorgan	3/20/25	USD	39,507,066	CNH	279,552,000	471,911
UBS	3/20/25	USD	37,636,972	CNH	267,346,700	306,099
PAGE 3 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	3/20/25	USD	37,623,200	CNH	267,346,700	$292,328
State Street	4/10/25	USD	34,046,296	CNH	240,567,725	405,977
UBS	4/10/25	USD	34,037,144	CNH	240,567,725	396,825
Barclays	4/17/25	USD	40,582,923	CNH	288,041,351	285,645
Barclays	4/17/25	USD	40,569,837	CNH	288,041,785	272,499
JPMorgan	4/17/25	USD	40,559,533	CNH	288,041,639	262,216
UBS	4/17/25	USD	40,567,531	CNH	288,041,640	270,213
UBS	4/17/25	USD	40,585,843	CNH	288,041,784	288,505
Bank of America	5/22/25	USD	39,457,039	CNH	277,813,068	501,834
State Street	5/22/25	USD	39,393,257	CNH	277,813,068	438,052
UBS	5/22/25	USD	39,384,342	CNH	277,813,207	429,117
UBS	5/22/25	USD	39,384,282	CNH	277,812,790	429,116
UBS	5/22/25	USD	39,379,875	CNH	277,813,207	424,651
HSBC	6/12/25	USD	39,225,412	CNH	277,139,300	311,292
TWD: Taiwan Dollar
Citibank	2/27/25	USD	24,301,689	TWD	773,838,690	(156,201)
Citibank	2/27/25	USD	19,177,318	TWD	610,030,500	(103,262)
HSBC	2/27/25	USD	16,312,208	TWD	515,857,269	8,060
JPMorgan	2/27/25	USD	19,782,367	TWD	628,940,800	(95,891)
Citibank	3/13/25	USD	19,597,613	TWD	617,030,850	69,570
Citibank	3/13/25	USD	24,338,377	TWD	773,838,690	(152,385)
HSBC	3/13/25	USD	18,097,405	TWD	573,362,000	(48,589)
UBS	3/13/25	USD	17,462,929	TWD	555,059,200	(103,811)
HSBC	3/27/25	USD	24,421,651	TWD	773,800,000	(100,845)
HSBC	3/27/25	USD	20,961,853	TWD	666,000,000	(144,353)
JPMorgan	3/27/25	USD	18,070,028	TWD	573,362,000	(100,387)
UBS	3/27/25	USD	19,704,003	TWD	617,030,850	149,678
Bank of America	4/10/25	USD	18,094,691	TWD	573,276,000	(96,922)
Barclays	4/10/25	USD	24,487,342	TWD	773,800,000	(67,445)
JPMorgan	4/10/25	USD	19,335,357	TWD	610,030,500	(22,577)
UBS	4/10/25	USD	19,720,570	TWD	616,938,300	143,433
Bank of America	4/17/25	USD	24,473,276	TWD	773,722,620	(94,948)
HSBC	4/17/25	USD	19,688,557	TWD	617,000,000	96,789
HSBC	4/17/25	USD	16,358,945	TWD	515,175,884	425
HSBC	4/17/25	USD	19,347,787	TWD	609,939,000	(19,771)
Unrealized gain on currency forward contracts						56,882,048
Unrealized loss on currency forward contracts						(1,344,486)
Net unrealized gain on currency forward contracts						$55,537,562
The listed counterparty may be the parent company or one of its subsidiaries.
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the six months ended June 30, 2024. Further detail on these holdings and related activity during the period appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 4.5%
Consumer Discretionary 0.8%
Entain PLC	$617,592,662	$—	$—	$—	$(231,753,141)	$385,839,521	$5,529,508
Energy 0.0%
Ovintiv, Inc.	681,248,566	—	(771,163,204)	428,167,535	(338,252,897)	—	5,973,524
Industrials 0.9%
Smiths Group PLC	453,505,442	—	—	—	(18,304,545)	435,200,897	3,463,226
Materials 2.6%
Akzo Nobel NV	950,231,957	91,266,779	—	—	(253,730,641)	787,768,095	16,132,935
Mitsubishi Chemical Group Corp.	664,985,260	—	(208,958,196)	(83,268,689)	38,966,953	411,725,328	7,608,476
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 4

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
						1,199,493,423
Real Estate 0.2%
Hang Lung Group, Ltd.	$127,313,864	$—	$—	$—	$(25,663,057)	$101,650,807	$7,768,679
				$344,898,846	$(828,737,328)	$2,122,184,648	$46,476,348
PAGE 5 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Assets and Liabilities (unaudited)
June 30, 2024
Assets:
Investments in securities, at value
Unaffiliated issuers (cost $37,730,255,773)	$45,521,287,214
Affiliated issuers (cost $2,905,888,869)	2,122,184,648
47,643,471,862
Unrealized appreciation on currency forward contracts	56,882,048
Cash	100
Cash denominated in foreign currency (cost $23,437,987)	23,373,067
Deposits with broker for futures contracts	5,862,614
Receivable for variation margin for futures contracts	2,010,602
Receivable for investments sold	8,441
Receivable for Fund shares sold	47,752,727
Dividends and interest receivable	103,527,167
Expense reimbursement receivable	317,481
Prepaid expenses and other assets	133,147
47,883,339,256
Liabilities:
Unrealized depreciation on currency forward contracts	1,344,486
Cash received as collateral for currency forward contracts	57,360,000
Payable for investments purchased	7,739,745
Payable for Fund shares redeemed	57,249,031
Deferred foreign capital gains tax	93,341,017
Management fees payable	23,571,663
Accrued expenses	2,113,757
242,719,699
Net Assets	$47,640,619,557
Net Assets Consist of:
Paid in capital	$40,604,224,081
Distributable earnings	7,036,395,476
$47,640,619,557
Class I
Total net assets	$39,186,755,527
Shares outstanding (par value $0.01 each, unlimited shares authorized)	772,751,104
Net asset value per share	$50.71
Class X
Total net assets	$8,453,864,030
Shares outstanding (par value $0.01 each, unlimited shares authorized)	166,622,337
Net asset value per share	$50.74
Consolidated
Statement of Operations (unaudited)
Six Months Ended June 30, 2024
Investment Income:
Dividends (net of foreign taxes of $68,258,808)
Unaffiliated issuers	$1,046,943,020
Affiliated issuers	46,476,348
Interest	29,057,897
1,122,477,265
Expenses:
Investment advisory fees	119,003,921
Administrative services fees
Class I	19,845,338
Class X	1,977,723
Custody and fund accounting fees	1,893,328
Professional services	210,302
Shareholder reports	607,525
Registration fees	121,133
Trustees fees	206,555
Miscellaneous	1,150,524
Total expenses	145,016,349
Expenses reimbursed by investment manager	(1,814,422)
Net expenses	143,201,927
Net Investment Income	979,275,338
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities of unaffiliated issuers (net of foreign capital gains taxes of $48,964,471)	1,133,315,315
Investments in securities of affiliated issuers	344,898,846
Futures contracts	15,649,570
Currency forward contracts	58,048,618
Foreign currency transactions	(5,511,230)
Net change in unrealized appreciation/depreciation
Investments in securities of unaffiliated issuers (net of change in deferred foreign capital gains tax of $(18,344,053))	(192,179,096)
Investments in securities of affiliated issuers	(828,737,328)
Futures contracts	(5,469,971)
Currency forward contracts	29,428,457
Foreign currency translation	(5,041,945)
Net realized and unrealized gain	544,401,236
Net Change in Net Assets From Operations	$1,523,676,574
See accompanying Notes to Consolidated Financial StatementsDodge & Cox International Stock Fund ■  PAGE 6

Consolidated
Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$979,275,338	$1,169,285,226
Net realized gain (loss)	1,546,401,119	240,418,458
Net change in unrealized appreciation/depreciation	(1,001,999,883)	5,454,279,789
	1,523,676,574	6,863,983,473
Distributions to Shareholders:
Class I	—	(907,170,609)
Class X	—	(164,393,233)
Total distributions	—	(1,071,563,842)
Fund Share Transactions:
Class I
Proceeds from sales of shares	2,348,282,442	5,246,522,296
Reinvestment of distributions	—	808,790,983
Cost of shares redeemed	(4,630,811,490)	(8,473,788,910)
Class X
Proceeds from sales of shares	1,835,182,273	3,330,243,775
Reinvestment of distributions	—	155,362,021
Cost of shares redeemed	(790,562,567)	(781,682,822)
Net change from Fund share transactions	(1,237,909,342)	285,447,343
Total change in net assets	285,767,232	6,077,866,974
Net Assets:
Beginning of period	47,354,852,326	41,276,985,352
End of period	$47,640,619,557	$47,354,852,326
Share Information:
Class I
Shares sold	47,417,189	112,286,649
Distributions reinvested	—	16,793,829
Shares redeemed	(92,517,057)	(181,328,377)
Net change in shares outstanding	(45,099,868)	(52,247,899)
Class X
Shares sold	36,810,808	71,444,754
Distributions reinvested	—	3,225,956
Shares redeemed	(15,648,979)	(16,642,283)
Net change in shares outstanding	21,161,829	58,028,427
PAGE 7 ■  Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox International Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2001, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of foreign equity securities. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific
Dodge & Cox International Stock Fund ■ PAGE 8

Notes to Consolidated Financial Statements (unaudited)
expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Consolidated Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Consolidated Statement of Operations. Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Consolidated Statement of Operations once the amount is known.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions and are recorded as realized losses on foreign currency transactions.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox International Stock Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At June 30, 2024, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$782,654,024	$1,333,859,082
Consumer Discretionary	2,673,788,077	3,039,711,479
Consumer Staples	—	3,808,873,825
Energy	1,290,301,767	1,851,617,275
Financials	850,737,126	9,087,968,265
Health Care	—	6,701,271,120
Industrials	1,396,720,882	3,102,380,597
Information Technology	582,462,704	2,673,761,708
PAGE 9 ■ Dodge & Cox International Stock Fund

Notes to Consolidated Financial Statements (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Materials	$1,985,573,526	$3,408,347,390
Real Estate	—	658,703,519
Preferred Stocks
Financials	1,020,419,298	—
Information Technology	—	340,495,111
Short-Term Investments
Repurchase Agreements	—	706,771,184
Money Market Fund	347,053,903	—
Total Securities	$10,929,711,307	$36,713,760,555
Other Investments
Futures Contracts
Depreciation	$(1,069,380)	$—
Currency Forward Contracts
Appreciation	—	56,882,048
Depreciation	—	(1,344,486)
Note 3: Derivative Instruments
The Fund may use derivatives either to minimize the impact of certain risks to one or more of its investments (as a ‘‘hedging technique’’) or to implement its investment strategy. A derivative is a financial instrument whose value is derived from a security, currency, interest rate, index, or other financial instrument.
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-
the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct and indirect foreign currency exposure.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$56,882,048	$56,882,048
Liabilities
Unrealized depreciation on currency forward contracts	$—	$1,344,486	$1,344,486
Futures contracts(a)	1,069,380	—	1,069,380
	$1,069,380	$1,344,486	$2,413,866
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$15,649,570	$—	15,649,570
Currency forward contracts	—	58,048,618	58,048,618
	$15,649,570	$58,048,618	$73,698,188
Net change in unrealized appreciation/depreciation
Futures contracts	$(5,469,971)	$—	(5,469,971)
Currency forward contracts	—	29,428,457	29,428,457
	$(5,469,971)	$29,428,457	$23,958,486
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2024.
Derivative		% of Net Assets
Futures contracts	USD notional value	0-3%
Currency forward contracts	USD total value	4-7%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s
Dodge & Cox International Stock Fund ■ PAGE 10

Notes to Consolidated Financial Statements (unaudited)
ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of June 30, 2024.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$1,225,857	$(220,893)	$(1,004,964)	$—
Barclays	1,409,792	(67,445)	(1,342,347)	—
Citibank	1,495,414	(411,848)	(1,083,566)	—
HSBC	25,914,880	(313,558)	(25,601,322)	—
JPMorgan	9,307,007	(218,855)	(9,088,152)	—
State Street	3,031,422	—	(2,670,000)	361,422
UBS	14,497,676	(111,887)	(14,385,789)	—
	$56,882,048	$(1,344,486)	$(55,176,140)	$361,422
(a)
Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's
Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 4: Related Party Transactions
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.50% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares.  Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the Class X shares to average net assets of the Class X shares at 0.52%
through April 30, 2026. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. For the six months ended June 30, 2024, Dodge & Cox reimbursed expenses of $1,814,422.
Fund officers and trustees All officers and two of the trustees of the Trust are current or former senior executive officers of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 5: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, expenses, investments in passive foreign investment companies, foreign currency realized gain (loss), foreign capital gains tax, certain corporate action transactions, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes.
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Class I
Ordinary income	$—	$907,170,609
Long-term capital gain	$—	$—
Class X
Ordinary income	$—	$164,393,233
Long-term capital gain	$—	$—
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2023, the tax basis components of distributable earnings were as follows:
Undistributed ordinary income	$29,456,379
Capital loss carryforward[1]	(1,879,943,100)
Net unrealized appreciation	7,363,205,623
Total distributable earnings	$5,512,718,902
[1]	Represents accumulated long-term capital loss as of December 31, 2023, which may be carried forward to offset future capital gains.
PAGE 11 ■ Dodge & Cox International Stock Fund

Notes to Consolidated Financial Statements (unaudited)
At June 30, 2024, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$41,187,939,797
Unrealized appreciation	11,100,777,704
Unrealized depreciation	(4,590,777,457)
Net unrealized appreciation	6,510,000,247
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund reduce the amounts of foreign taxes that the Fund passes through to shareholders. In the event that EU reclaims received by the Fund during the year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2024, the Fund’s commitment fee amounted to $123,397 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 7: Purchases and Sales of Investments
For the six months ended June 30, 2024, purchases and sales of securities, other than short-term securities, aggregated $5,198,544,628 and $5,227,930,699, respectively.
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox International Stock Fund ■ PAGE 12

Consolidated Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2024	2023	2022	2021	2020	2019
Class I
Net asset value, beginning of period	$49.16	$43.11	$47.29	$43.70	$43.60	$36.91
Income from investment operations:
Net investment income	0.99	1.18	1.16	1.04 (a)	0.95 (b)	1.25
Net realized and unrealized gain (loss)	0.56	6.00	(4.38)	3.73	(0.04)	7.15
Total from investment operations	1.55	7.18	(3.22)	4.77	0.91	8.40
Distributions to shareholders from:
Net investment income	—	(1.13)	(0.96)	(1.18)	(0.81)	(1.71)
Net realized gain	—	—	—	—	—	—
Total distributions	—	(1.13)	(0.96)	(1.18)	(0.81)	(1.71)
Net asset value, end of period	$50.71	$49.16	$43.11	$47.29	$43.70	$43.60
Total return	3.15%	16.70%	(6.78)%	11.02%	2.10%(b)	22.78%
Ratios/supplemental data:
Net assets, end of period (millions)	$39,187	$40,204	$37,508	$44,085	$40,789	$50,228
Ratio of expenses to average net assets	0.62%(c)	0.62%	0.62%	0.62%	0.63%	0.63%
Ratio of net investment income to average net assets	4.08%(c)	2.61%	2.68%	2.15%(a)	2.39%(b)	2.85%
Portfolio turnover rate	11%	14%	12%	18%	20%	15%
Class X(d)
Net asset value, beginning of period	$49.16	$43.11	$44.59
Income from investment operations:
Net investment income	1.03	1.25	0.23
Net realized and unrealized gain (loss)	0.55	5.97	(0.72)
Total from investment operations	1.58	7.22	(0.49)
Distributions to shareholders from:
Net investment income	—	(1.17)	(0.99)
Net realized gain	—	—	—
Total distributions	—	(1.17)	(0.99)
Net asset value, end of period	$50.74	$49.16	$43.11
Total return	3.22%	16.81%	(1.07)%
Ratios/supplemental data:
Net assets, end of period (millions)	$8,454	$7,151	$3,769
Ratio of expenses to average net assets	0.52%(c)	0.52%	0.52%(c)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.57%(c)	0.57%	0.57%(c)
Ratio of net investment income to average net assets	4.27%(c)	2.66%	1.66%(c)
Portfolio turnover rate	11%	14%	12%
(a)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.13 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.87%.

(b)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.28 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 1.73% and total return would have been approximately 1.55%.

(c)	Annualized
(d)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
See accompanying Notes to Consolidated Financial Statements
PAGE 13 ■ Dodge & Cox International Stock Fund

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 3, 2024, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2024 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on April 30 and June 3, 2024, to discuss whether the Investment Advisory Agreement should be continued.  At its June 3 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
Dodge & Cox International Stock Fund ■ PAGE 14

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products. Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds.  The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
PAGE 15 ■ Dodge & Cox International Stock Fund

Fall-Out Benefits
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
Dodge & Cox International Stock Fund ■ PAGE 16

2024
June 30, 2024

Financial Statements and Other Information

Emerging Markets Stock Fund (dodex)
ESTABLISHED 2021
06/24 EM SAR

Portfolio of Investments (unaudited) June 30, 2024
Common Stocks: 90.1%
	Shares	Value
Communication Services: 7.7%
Media & Entertainment: 6.3%
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A (China)	562,300	$1,003,627
Baidu, Inc. ADR, Class A(a) (China)	41,044	3,549,485
Grupo Televisa SAB (Mexico)	3,461,814	1,899,787
IGG, Inc.(a) (Singapore)	1,108,600	425,981
JOYY, Inc. ADR, Class A (China)	33,066	994,956
Megacable Holdings SAB de CV (Mexico)	349,031	880,829
MultiChoice Group(a) (South Africa)	256,669	1,503,323
NetEase, Inc. ADR (China)	23,950	2,289,141
Sun TV Network, Ltd. (India)	190,015	1,710,795
Tencent Holdings, Ltd. (China)	150,700	7,152,369
		21,410,293
Telecommunication Services: 1.4%
America Movil SAB de CV, Series B (Mexico)	683,300	582,271
Millicom International Cellular SA SDR(a) (Guatemala)	73,079	1,777,549
Safaricom PLC (Kenya)	6,724,700	905,342
Singapore Telecommunications, Ltd. (Singapore)	605,000	1,223,563
Sitios Latinoamerica SAB de CV(a) (Brazil)	999,449	233,815
		4,722,540
		26,132,833
Consumer Discretionary: 14.5%
Automobiles & Components: 1.6%
BYD Co., Ltd., Class H (China)	23,500	697,425
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	159,929	925,460
Hankook Tire & Technology Co., Ltd. (South Korea)	33,100	1,085,683
Hyundai Mobis Co., Ltd. (South Korea)	6,686	1,217,841
Kia Corp. (South Korea)	15,435	1,444,382
		5,370,791
Consumer Discretionary Distribution & Retail: 8.5%
Alibaba Group Holding, Ltd. ADR (China)	163,541	11,774,952
China Tourism Group Duty Free Corp., Ltd., Class A (China)	87,450	747,176
China Yongda Automobiles Services Holdings, Ltd. (China)	1,665,700	365,484
Coupang, Inc., Class A(a) (South Korea)	82,975	1,738,326
Cuckoo Homesys Co., Ltd. (South Korea)	32,256	555,638
Detsky Mir PJSC(a)(b)(c)(d) (Russia)	148,750	17
JD.com, Inc., Class A (China)	346,371	4,474,934
Motus Holdings, Ltd. (South Africa)	115,399	585,574
Prosus NV, Class N (China)	167,100	5,919,554
Vibra Energia SA (Brazil)	146,629	548,210
Vipshop Holdings, Ltd. ADR (China)	95,397	1,242,069
Zhongsheng Group Holdings, Ltd. (China)	388,800	568,040
		28,519,974
Consumer Durables & Apparel: 1.7%
Feng Tay Enterprise Co., Ltd. (Taiwan)	218,320	1,041,326

	Shares	Value
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	210,014	$1,128,521
Haier Smart Home Co., Ltd., Class H (China)	279,200	932,877
Man Wah Holdings, Ltd. (Hong Kong)	1,264,000	868,013
Midea Group Co., Ltd., Class A (China)	80,371	710,318
Pou Chen Corp. (Taiwan)	935,143	1,006,613
		5,687,668
Consumer Services: 2.7%
Afya, Ltd., Class A(a) (Brazil)	26,776	472,596
H World Group, Ltd. (China)	162,140	539,754
Humansoft Holding Co. KSC (Kuwait)	67,197	588,972
Las Vegas Sands Corp. (United States)	27,000	1,194,750
Leejam Sports Co. JSC (Saudi Arabia)	13,326	805,607
Ollamani SAB(a) (Mexico)	173,091	394,434
Sands China, Ltd.(a) (Macau)	307,443	640,513
Ser Educacional SA(a)(b)(c) (Brazil)	290,600	250,047
Trip.com Group, Ltd. ADR(a) (China)	28,100	1,320,700
Yum China Holdings, Inc. (China)	97,070	2,993,639
		9,201,012
		48,779,445
Consumer Staples: 5.2%
Consumer Staples Distribution & Retail: 0.7%
Atacadao SA (Brazil)	70,800	114,240
BIM Birlesik Magazalar AS (Turkey)	53,734	896,396
Grupo Comercial Chedraui SAB de CV, Class B (Mexico)	61,600	426,907
Wal-Mart de Mexico SAB de CV (Mexico)	133,757	456,872
Yonghui Superstores Co., Ltd., Class A(a) (China)	1,107,200	375,698
		2,270,113
Food, Beverage & Tobacco: 4.3%
Ambev SA (Brazil)	86,200	175,944
Anadolu Efes Biracilik Ve Malt (Turkey)	136,809	1,034,167
Anheuser-Busch InBev SA/NV (Belgium)	91,863	5,306,592
Arca Continental SAB de CV (Mexico)	54,371	534,646
Century Pacific Food, Inc. (Philippines)	1,000,743	546,485
China Feihe, Ltd.(b)(c) (China)	1,322,557	611,816
Coca-Cola HBC AG (Italy)	30,280	1,028,905
Eastern Co. SAE (Egypt)	249,430	94,455
Fomento Economico Mexicano SAB de CV (Mexico)	51,343	551,148
GFPT PCL NVDR (Thailand)	1,372,529	477,626
JBS SA (Brazil)	44,500	256,885
Kweichow Moutai Co., Ltd., Class A (China)	1,962	393,838
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	1,070,914	670,806
Sanquan Food Co., Ltd., Class A (China)	310,905	467,665
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	6,783	633,435
Thai Union Group PCL NVDR (Thailand)	1,525,900	618,306
Tingyi (Cayman Islands) Holding Corp. (China)	338,000	408,531
PAGE 1 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2024
Common Stocks (continued)
	Shares	Value
Vietnam Dairy Products JSC (Vietnam)	124,700	$320,498
WH Group, Ltd.(b)(c) (Hong Kong)	723,027	475,687
		14,607,435
Household & Personal Products: 0.2%
Grape King Bio, Ltd. (Taiwan)	137,714	651,183
		17,528,731
Energy: 4.9%
China Suntien Green Energy Corp., Ltd., Class H (China)	2,229,000	1,009,509
Ecopetrol SA (Colombia)	1,207,199	674,742
Geopark, Ltd. (Colombia)	70,828	775,567
INPEX Corp. (Japan)	71,000	1,048,455
LUKOIL PJSC(a)(d) (Russia)	7,143	1
Motor Oil (Hellas) Corinth Refineries SA (Greece)	38,721	970,588
National Energy Services Reunited Corp.(a) (United States)	740,930	7,038,835
Novatek PJSC(a)(d) (Russia)	30,294	3
Petroleo Brasileiro SA (Brazil)	387,343	2,797,966
PTT Exploration & Production PCL NVDR (Thailand)	296,600	1,227,363
Saudi Arabian Oil Co.(b)(c) (Saudi Arabia)	121,240	895,119
		16,438,148
Financials: 21.0%
Banks: 15.3%
Akbank TAS (Turkey)	171,900	337,345
Asia Commercial Bank JSC (Vietnam)	316,250	295,460
Axis Bank, Ltd. (India)	607,956	9,201,553
Banca Transilvania SA (Romania)	69,797	480,625
Bancolombia SA ADR (Colombia)	12,000	391,800
Bangkok Bank PCL NVDR (Thailand)	240,000	853,205
BDO Unibank, Inc. (Philippines)	304,725	667,137
China Merchants Bank Co., Ltd., Class H (China)	131,800	598,607
Commercial International Bank Egypt (CIB) (Egypt)	234,983	378,673
Credicorp, Ltd. (Peru)	38,643	6,234,275
Equity Group Holdings PLC (Kenya)	1,408,729	460,438
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	68,943	536,546
HDFC Bank, Ltd. (India)	501,800	10,143,861
Hong Leong Financial Group BHD (Malaysia)	171,900	628,931
ICICI Bank, Ltd. (India)	272,256	3,902,722
IndusInd Bank, Ltd. (India)	92,693	1,621,433
Intercorp Financial Services, Inc. (Peru)	26,167	586,403
JB Financial Group Co., Ltd. (South Korea)	140,031	1,486,053
Kasikornbank PCL NVDR (Thailand)	210,043	717,442
KB Financial Group, Inc. (South Korea)	25,619	1,452,721
Metropolitan Bank & Trust Co. (Philippines)	660,890	761,696
Military Commercial Joint Stock Bank (Vietnam)	1,139,725	990,532
OTP Bank Nyrt. (Hungary)	9,310	461,594
PT Bank Negara Indonesia Persero Tbk, Class B (Indonesia)	2,900,000	820,134
PT Bank Rakyat Indonesia Persero Tbk, Class B (Indonesia)	3,673,613	1,024,859
Saudi Awwal Bank (Saudi Arabia)	49,200	506,502

	Shares	Value
Shinhan Financial Group Co., Ltd. (South Korea)	130,717	$4,541,473
The Commercial Bank PSQC (Qatar)	190,000	223,879
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	1,231,800	1,128,393
		51,434,292
Financial Services: 2.9%
AEON Credit Service (M) BHD (Malaysia)	388,600	615,204
Chailease Holding Co., Ltd. (Taiwan)	206,236	974,547
Cielo SA (Brazil)	68,329	68,817
Dlocal, Ltd., Class A(a) (Uruguay)	41,600	336,544
FirstRand, Ltd. (South Africa)	219,570	925,074
Grupo de Inversiones Suramericana SA (Colombia)	26,609	220,525
Kaspi.KZ JSC ADR (Kazakhstan)	5,239	675,883
Noah Holdings, Ltd. ADR, Class A (China)	25,511	246,181
XP, Inc., Class A (Brazil)	329,296	5,792,317
		9,855,092
Insurance: 2.8%
BB Seguridade Participacoes SA (Brazil)	44,300	260,961
China Pacific Insurance Group Co., Ltd., Class H (China)	221,200	539,439
Korean Reinsurance Co. (South Korea)	149,654	867,542
Old Mutual, Ltd. (South Africa)	800,842	543,206
Ping An Insurance Group Co. of China, Ltd., Class H (China)	208,657	948,780
Prudential PLC (Hong Kong)	461,340	4,185,234
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	5,253	1,481,794
Sanlam, Ltd. (South Africa)	171,818	763,794
		9,590,750
		70,880,134
Health Care: 3.4%
Health Care Equipment & Services: 2.1%
China Isotope & Radiation Corp. (China)	128,400	165,697
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H (China)	212,786	561,924
Narayana Hrudayalaya, Ltd.(b) (India)	36,500	527,936
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	191,730	665,541
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (China)	847,000	403,312
Sinocare, Inc., Class A (China)	175,357	607,929
Sinopharm Group Co., Ltd., Class H (China)	1,104,814	2,928,543
Sonoscape Medical Corp., Class A (China)	119,600	647,493
Tofflon Science & Technology Group Co., Ltd., Class A (China)	280,160	455,080
		6,963,455
Pharmaceuticals, Biotechnology & Life Sciences: 1.3%
Adcock Ingram Holdings, Ltd. (South Africa)	179,120	591,179
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (China)	521,700	600,355
Dr Reddy's Laboratories, Ltd. (India)	21,952	1,681,001
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 2

Portfolio of Investments (unaudited) June 30, 2024
Common Stocks (continued)
	Shares	Value
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	153,494	$808,351
Richter Gedeon Nyrt. (Hungary)	27,825	721,972
		4,402,858
		11,366,313
Industrials: 6.1%
Capital Goods: 3.4%
BOC Aviation, Ltd.(b)(c) (China)	95,500	683,892
Chicony Power Technology Co., Ltd. (Taiwan)	205,000	861,421
Doosan Bobcat, Inc. (South Korea)	37,188	1,376,065
Ferreycorp SAA (Peru)	534,750	382,605
Goldwind Science & Technology Co., Ltd., Class H (China)	1,535,800	624,826
KOC Holding AS (Turkey)	216,034	1,504,987
Larsen & Toubro, Ltd. (India)	39,254	1,661,852
PT Astra International Tbk (Indonesia)	5,524,800	1,501,431
SFA Engineering Corp. (South Korea)	59,354	1,156,996
Shenzhen Inovance Technology Co., Ltd., Class A (China)	93,700	658,312
United Integrated Services Co., Ltd. (Taiwan)	104,153	1,169,115
		11,581,502
Commercial & Professional Services: 0.3%
NICE Information Service Co., Ltd. (South Korea)	122,214	1,007,527
Transportation: 2.4%
Air Arabia PJSC (United Arab Emirates)	862,426	538,810
Aramex PJSC (United Arab Emirates)	918,921	620,200
Cebu Air, Inc.(a) (Philippines)	1,386,796	643,813
Copa Holdings SA, Class A (Panama)	8,536	812,456
Globaltrans Investment PLC GDR(a)(b)(d) (Russia)	62,160	371,322
Gulf Warehousing Co. (Qatar)	594,367	539,795
Hyundai Glovis Co., Ltd. (South Korea)	9,604	1,520,926
International Container Terminal Services, Inc. (Philippines)	188,000	1,122,900
Movida Participacoes SA (Brazil)	220,500	238,246
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	61,281	567,088
Westports Holdings BHD (Malaysia)	1,025,000	906,094
		7,881,650
		20,470,679
Information Technology: 14.3%
Semiconductors & Semiconductor Equipment: 11.4%
Alpha & Omega Semiconductor, Ltd.(a) (United States)	47,494	1,774,851
ASE Technology Holding Co., Ltd. (Taiwan)	336,000	1,733,785
Elan Microelectronics Corp. (Taiwan)	317,000	1,507,532
Novatek Microelectronics Corp. (Taiwan)	86,857	1,617,195
Powertech Technology, Inc. (Taiwan)	315,714	1,820,570
Realtek Semiconductor Corp. (Taiwan)	98,000	1,639,944
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	957,143	28,466,877
		38,560,754
Software & Services: 1.1%
Asseco Poland SA (Poland)	56,338	1,117,565

	Shares	Value
Chinasoft International, Ltd. (China)	2,043,100	$1,072,380
Hancom, Inc. (South Korea)	20,311	334,886
Shanghai Baosight Software Co., Ltd., Class A (China)	267,004	1,168,771
		3,693,602
Technology, Hardware & Equipment: 1.8%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	283,000	1,168,936
Lenovo Group, Ltd. (China)	1,225,271	1,728,110
Wistron NeWeb Corp. (Taiwan)	331,806	1,640,908
Yageo Corp. (Taiwan)	70,641	1,582,878
		6,120,832
		48,375,188
Materials: 7.7%
Abou Kir Fertilizers & Chemical Industries Co. (Egypt)	180,500	220,223
Alpek SAB de CV, Class A(a) (Mexico)	233,148	167,326
Alrosa PJSC(a)(d) (Russia)	215,620	25
Anhui Conch Cement Co., Ltd., Class H (China)	120,200	286,194
Cemex SAB de CV ADR (Mexico)	597,214	3,816,198
Duc Giang Chemicals JSC (Vietnam)	139,500	669,120
EID Parry India, Ltd. (India)	30,000	274,056
Glencore PLC (Australia)	1,158,408	6,604,989
Indorama Ventures PCL NVDR (Thailand)	603,000	318,977
KCC Corp. (South Korea)	3,395	758,279
Loma Negra Cia Industrial Argentina SA ADR (Argentina)	28,386	191,889
Mondi PLC (Austria)	17,689	339,794
Nine Dragons Paper Holdings, Ltd.(a) (Hong Kong)	484,600	201,492
Orbia Advance Corp. SAB de CV (Mexico)	102,038	142,335
PTT Global Chemical PCL NVDR (Thailand)	416,343	345,156
Sahara International Petrochemical Co. (Saudi Arabia)	16,400	127,621
Severstal PAO(a)(d) (Russia)	16,182	2
Shandong Sinocera Functional Material Co., Ltd., Class A (China)	870,560	2,128,916
Suzano SA (Brazil)	10,700	109,123
Teck Resources, Ltd., Class B (Canada)	111,200	5,326,480
UPL, Ltd. (India)	261,003	1,781,781
Wanhua Chemical Group Co., Ltd., Class A (China)	70,000	774,009
Zhejiang NHU Co., Ltd., Class A (China)	526,363	1,383,332
		25,967,317
Real Estate: 2.6%
Equity Real Estate Investment Trusts (Reits): 0.2%
Macquarie Mexico Real Estate Management SAB de CV REIT(b)(c) (Mexico)	230,849	391,920
Prologis Property Mexico SAB de CV REIT (Mexico)	127,316	415,038
		806,958
Real Estate Management & Development: 2.4%
China Resources Land, Ltd. (China)	188,129	638,996
PAGE 3 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2024
Common Stocks (continued)
	Shares	Value
Emaar Development PJSC (United Arab Emirates)	459,551	$1,001,249
Greentown Service Group Co., Ltd.(b) (China)	8,852,871	3,817,026
Hang Lung Group, Ltd. (Hong Kong)	675,129	734,507
KE Holdings, Inc. ADR, Class A (China)	35,340	500,061
Megaworld Corp. (Philippines)	43,260,944	1,291,118
		7,982,957
		8,789,915
Utilities: 2.7%
China Gas Holdings, Ltd. (China)	656,357	587,027
China Water Affairs Group, Ltd. (China)	1,190,000	763,259
Engie Energia Chile SA(a) (Chile)	452,886	404,977
GAIL (India), Ltd. (India)	740,000	1,941,444
KunLun Energy Co., Ltd. (China)	722,900	747,807
Mahanagar Gas, Ltd.(b) (India)	86,896	1,668,101
NTPC, Ltd. (India)	376,387	1,702,681
Tenaga Nasional BHD (Malaysia)	492,943	1,439,816
		9,255,112
Total Common Stocks (Cost $303,307,541)		$303,983,815
Preferred Stocks: 5.8%
	Shares	Value
Consumer Discretionary: 0.5%
Automobiles & Components: 0.5%
Hyundai Motor Co., Pfd 2 (South Korea)	13,000	$1,723,093
Consumer Staples: 0.5%
Food, Beverage & Tobacco: 0.1%
Embotelladora Andina SA, Pfd, Class B (Chile)	142,771	404,168
Household & Personal Products: 0.4%
Amorepacific Corp., Pfd (South Korea)	17,010	578,986
LG H&H Co., Ltd., Pfd (South Korea)	5,155	570,159
		1,149,145
		1,553,313
Financials: 2.3%
Banks: 2.3%
Itau Unibanco Holding SA, Pfd (Brazil)	1,368,800	7,935,960
Industrials: 0.1%
Capital Goods: 0.1%
DL E&C Co., Ltd., Pfd (South Korea)	7,401	93,760
DL E&C Co., Ltd., Pfd 2 (South Korea)	6,907	115,231
		208,991
Information Technology: 2.3%
Technology, Hardware & Equipment: 2.3%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	20,577	1,081,222
Samsung Electronics Co., Ltd., Pfd (South Korea)	146,479	6,726,645
		7,807,867

	Shares	Value
Materials: 0.0%
Braskem SA, Pfd, Class A(a) (Brazil)	30,000	$95,848
Utilities: 0.1%
Centrais Eletricas Brasileiras SA, Pfd, Class B (Brazil)	33,700	241,743
Total Preferred Stocks (Cost $21,356,686)		$19,566,815
Short-Term Investments: 3.7%
	Par Value/ Shares	Value
Repurchase Agreements: 2.2%
Fixed Income Clearing Corporation(e) 5.29%, dated 6/28/24, due 7/1/24, maturity value $7,003,086	$7,000,000	$7,000,000
Fixed Income Clearing Corporation(e) 2.70%, dated 6/28/24, due 7/1/24, maturity value $337,475	337,399	337,399
		7,337,399
Money Market Fund: 1.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class	5,123,546	5,123,546
Total Short-Term Investments (Cost $12,460,945)		$12,460,945
Total Investments In Securities (Cost $337,125,172)	99.6%	$336,011,575
Other Assets Less Liabilities	0.4%	1,410,244
Net Assets	100.0%	$337,421,819
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.75%-4.625%, 3/31/26-2/15/54. Total collateral value is $7,484,213.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
SDR: Swedish Depository Receipt
USD United States Dollar
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 4

Portfolio of Investments (unaudited) June 30, 2024
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index— Long Position	230	9/20/24	$12,514,300	$(11,850)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	7/3/24	CNH	2,782,220	USD	380,991	$150
Bank of America	7/3/24	CNH	2,782,224	USD	381,216	(75)
Bank of America	7/3/24	CNH	2,782,225	USD	381,262	(121)
Bank of America	7/3/24	USD	760,337	CNH	5,550,000	33
Bank of America	7/3/24	USD	383,068	CNH	2,796,669	(52)
Bank of America	8/14/24	CNH	2,796,669	USD	384,261	77
UBS	8/14/24	USD	395,323	CNH	2,796,669	10,985
Bank of America	9/12/24	CNH	5,550,000	USD	764,289	(89)
JPMorgan	9/12/24	USD	396,286	CNH	2,796,668	11,203
UBS	9/12/24	USD	1,050,868	CNH	7,500,000	18,166
HSBC	10/17/24	USD	397,355	CNH	2,796,663	11,256
HSBC	11/7/24	USD	177,108	CNH	1,258,000	3,154
HSBC	11/7/24	USD	99,358	CNH	703,120	2,132
UBS	11/7/24	USD	177,169	CNH	1,258,000	3,215
Citibank	11/21/24	USD	179,124	CNH	1,281,133	1,782
HSBC	11/21/24	USD	199,507	CNH	1,424,000	2,388
HSBC	11/21/24	USD	199,403	CNH	1,423,998	2,285
HSBC	11/21/24	USD	39,810	CNH	284,729	396
HSBC	11/21/24	USD	39,861	CNH	285,096	396
HSBC	11/21/24	USD	39,853	CNH	285,044	395
JPMorgan	11/21/24	USD	199,440	CNH	1,424,000	2,321
UBS	11/21/24	USD	99,599	CNH	712,000	1,039
HSBC	12/5/24	USD	670,291	CNH	4,667,035	23,560
HSBC	12/5/24	USD	670,504	CNH	4,667,040	23,772
JPMorgan	12/5/24	USD	670,456	CNH	4,667,043	23,724
UBS	12/5/24	USD	670,619	CNH	4,667,040	23,888
UBS	12/5/24	USD	670,359	CNH	4,667,042	23,628
Barclays	2/13/25	USD	216,133	CNH	1,520,322	4,372
HSBC	2/13/25	USD	323,954	CNH	2,280,477	6,314
HSBC	2/13/25	USD	216,031	CNH	1,520,319	4,271
HSBC	2/13/25	USD	934,330	CNH	6,574,000	18,659
UBS	2/13/25	USD	268,428	CNH	1,890,000	5,176
UBS	2/13/25	USD	216,314	CNH	1,520,322	4,554
UBS	2/13/25	USD	237,714	CNH	1,670,229	5,074
HSBC	3/13/25	USD	559,315	CNH	3,927,625	11,157
HSBC	3/13/25	USD	559,348	CNH	3,927,631	11,189
State Street	3/13/25	USD	559,491	CNH	3,927,628	11,332
State Street	3/13/25	USD	559,372	CNH	3,927,631	11,212
UBS	3/13/25	USD	559,228	CNH	3,927,629	11,069
UBS	3/13/25	USD	117,260	CNH	822,651	2,447
HSBC	3/20/25	USD	178,406	CNH	1,266,540	1,553
HSBC	3/20/25	USD	174,554	CNH	1,235,420	2,046
JPMorgan	3/20/25	USD	174,743	CNH	1,236,480	2,087
UBS	3/20/25	USD	178,330	CNH	1,266,730	1,450
UBS	3/20/25	USD	178,265	CNH	1,266,730	1,385
State Street	4/10/25	USD	150,589	CNH	1,064,050	1,796
UBS	4/10/25	USD	150,549	CNH	1,064,050	1,755
Barclays	4/17/25	USD	224,307	CNH	1,592,041	1,579
Barclays	4/17/25	USD	224,235	CNH	1,592,045	1,506
JPMorgan	4/17/25	USD	224,178	CNH	1,592,043	1,449
UBS	4/17/25	USD	224,323	CNH	1,592,044	1,595
UBS	4/17/25	USD	224,222	CNH	1,592,043	1,494
Bank of America	5/22/25	USD	121,092	CNH	852,600	1,540
State Street	5/22/25	USD	120,897	CNH	852,600	1,344
UBS	5/22/25	USD	120,856	CNH	852,601	1,303
UBS	5/22/25	USD	120,869	CNH	852,600	1,317
PAGE 5 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2024
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS	5/22/25	USD	120,869	CNH	852,599	$1,317
HSBC	6/12/25	USD	1,869,984	CNH	13,212,000	14,840
TWD: Taiwan Dollar
HSBC	7/31/24	TWD	75,290,000	USD	2,371,712	(43,807)
UBS	7/31/24	USD	8,889,844	TWD	270,918,000	513,282
UBS	7/31/24	USD	1,378,647	TWD	43,000,000	49,122
Bank of America	11/7/24	USD	1,750,947	TWD	52,672,000	104,886
HSBC	11/7/24	USD	1,974,895	TWD	59,000,000	131,077
Citibank	2/27/25	USD	169,591	TWD	5,400,270	(1,090)
HSBC	2/27/25	USD	153,761	TWD	4,862,530	76
Citibank	3/13/25	USD	182,636	TWD	5,750,288	648
Citibank	3/13/25	USD	169,847	TWD	5,400,270	(1,063)
UBS	3/13/25	USD	4,817,455	TWD	146,256,000	188,685
HSBC	3/27/25	USD	170,428	TWD	5,400,000	(704)
UBS	3/27/25	USD	183,627	TWD	5,750,287	1,395
Barclays	4/10/25	USD	170,886	TWD	5,400,000	(471)
UBS	4/10/25	USD	183,782	TWD	5,749,425	1,337
Bank of America	4/17/25	USD	170,788	TWD	5,399,460	(663)
HSBC	4/17/25	USD	183,483	TWD	5,750,000	902
HSBC	4/17/25	USD	154,201	TWD	4,856,107	4
Unrealized gain on currency forward contracts						1,329,541
Unrealized loss on currency forward contracts						(48,135)
Net unrealized gain on currency forward contracts						$1,281,406
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Financial StatementsDodge & Cox Emerging Markets Stock Fund ■  PAGE 6

Statement of Assets and Liabilities (unaudited)
June 30, 2024
Assets:
Investments in securities, at value (cost $337,125,172)	$336,011,575
Unrealized appreciation on currency forward contracts	1,329,541
Cash denominated in foreign currency (cost $114,302)	114,350
Deposits with broker for futures contracts	369,341
Receivable for variation margin for futures contracts	26,469
Receivable for investments sold	280,535
Receivable for Fund shares sold	61,149
Dividends and interest receivable	1,749,942
Expense reimbursement receivable	60,389
Prepaid expenses and other assets	12,780
340,016,071
Liabilities:
Unrealized depreciation on currency forward contracts	48,135
Cash received as collateral for currency forward contracts	1,060,000
Payable for investments purchased	77,176
Payable for Fund shares redeemed	40,652
Deferred foreign capital gains tax	1,055,841
Management fees payable	166,017
Accrued expenses	146,431
2,594,252
Net Assets	$337,421,819
Net Assets Consist of:
Paid in capital	$341,011,470
Accumulated loss	(3,589,651)
$337,421,819
Fund shares outstanding (par value $0.01 each, unlimited shares authorized)	38,297,512
Net asset value per share	$8.81

Statement of Operations (unaudited)
Six Months Ended June 30, 2024
Investment Income:
Dividends (net of foreign taxes of $557,239)	$5,889,247
Interest	329,332
6,218,579
Expenses:
Investment advisory fees	866,441
Custody and fund accounting fees	102,984
Administrative services fees	78,767
Professional services	159,305
Shareholder reports	22,193
Registration fees	32,081
Trustees fees	206,555
Miscellaneous	25,234
Total expenses	1,493,560
Expenses reimbursed by investment manager	(382,192)
Net expenses	1,111,368
Net Investment Income	5,107,211
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (net of foreign capital gains tax of $192,464)	1,629,381
Futures contracts	773,952
Currency forward contracts	1,207,146
Foreign currency transactions	(141,029)
Net change in unrealized appreciation/depreciation
Investments in securities (net of change in deferred foreign capital gains tax of $314,515)	11,654,737
Futures contracts	(272,331)
Currency forward contracts	667,008
Foreign currency translation	(16,616)
Net realized and unrealized gain	15,502,248
Net Change in Net Assets From Operations	$20,609,459

Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$5,107,211	$4,676,424
Net realized gain (loss)	3,469,450	(2,992,393)
Net change in unrealized appreciation/depreciation	12,032,798	27,618,865
	20,609,459	29,302,896
Distributions to Shareholders:
Total distributions	—	(5,157,916)
Fund Share Transactions:
Proceeds from sale of shares	47,808,591	131,968,117
Reinvestment of distributions	—	3,461,393
Cost of shares redeemed	(26,846,726)	(36,783,175)
Net change from Fund share transactions	20,961,865	98,646,335
Total change in net assets	41,571,324	122,791,315
Net Assets:
Beginning of period	295,850,495	173,059,180
End of period	$337,421,819	$295,850,495
Share Information:
Shares sold	5,603,840	16,715,281
Distributions reinvested	—	431,058
Shares redeemed	(3,153,208)	(4,636,185)
Net change in shares outstanding	2,450,632	12,510,154
PAGE 7 ■  Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Financial Statements

Notes to Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Emerging Markets Stock Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 11, 2021, and seeks long-term growth of principal and income. The Fund invests primarily in a diversified portfolio of emerging markets equity securities issued by companies from at least three different countries. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain. Interest income is recorded on the accrual basis.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 8

Notes to Financial Statements (unaudited)
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$10,430,284	$15,702,549	$—
Consumer Discretionary	21,929,723	26,849,705	17
Consumer Staples	2,516,642	15,012,089	—
Energy	11,287,110	5,151,034	4
Financials	15,350,252	55,529,882	—
Health Care	—	11,366,313	—
Industrials	2,000,395	18,098,962	371,322
Information Technology	2,943,787	45,431,401	—
Materials	9,753,351	16,213,939	27
Real Estate	1,307,019	7,482,896	—
Utilities	404,977	8,850,135	—
Preferred Stocks
Consumer Discretionary	—	1,723,093	—
Consumer Staples	404,168	1,149,145	—
Financials	7,935,960	—	—
Industrials	—	208,991	—
Information Technology	—	7,807,867	—
Materials	95,848	—	—
Utilities	241,743	—	—
Short-Term Investments
Repurchase Agreements	—	7,337,399	—
Money Market Fund	5,123,546	—	—
Total Securities	$91,724,805	$243,915,400	$371,370
Other Investments
Futures Contracts
Depreciation	$(11,850)	$—	$—
Currency Forward Contracts
Appreciation	—	1,329,541	—
Depreciation	—	(48,135)	—
The following is a reconciliation of the Fund's holdings for which Level 3 inputs were used in determining value.
Common Stocks	Amount
Balance at 1/1/2024	$59
Sales	(627,314)
Net realized loss	(384,427)
Net change in unrealized depreciation	1,383,052
Balance at 6/30/2024	$371,370
Note 3: Derivative Instruments
The Fund may use derivatives either to minimize the impact of certain risks to one or more of its investments (as a ‘‘hedging technique’’) or to implement its investment strategy. A derivative is a financial instrument whose value is derived from a security, currency, interest rate, index, or other financial instrument.
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a
PAGE 9 ■ Dodge & Cox Emerging Markets Stock Fund

Notes to Financial Statements (unaudited)
price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used equity index futures contracts to create equity exposure, equal to some or all of its non-equity net assets.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct foreign currency exposure.
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$1,329,541	$1,329,541
Liabilities
Unrealized depreciation on currency forward contracts	$—	$48,135	$48,135
Futures contracts(a)	11,850	—	11,850
	$11,850	$48,135	$59,985
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$773,952	$—	773,952
Currency forward contracts	—	1,207,146	1,207,146
	$773,952	$1,207,146	$1,981,098
Net change in unrealized appreciation/depreciation
Futures contracts	$(272,331)	$—	(272,331)
Currency forward contracts	—	667,008	667,008
	$(272,331)	$667,008	$394,677
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2024.
Derivative		% of Net Assets
Futures contracts	USD notional value	3-5%
Currency forward contracts	USD total value	9-11%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The Fund did not hold derivatives that are subject to enforceable master netting arrangements at June 30, 2024.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$106,686	$(1,000)	$—	$105,686
Barclays	7,457	(471)	—	6,986
Citibank	2,430	(2,153)	—	277
HSBC	271,822	(44,511)	(227,311)	—
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 10

Notes to Financial Statements (unaudited)
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
JPMorgan	$40,784	$—	$—	$40,784
State Street	25,684	—	—	25,684
UBS	874,678	—	(800,000)	74,678
	$1,329,541	$(48,135)	$(1,027,311)	$254,095
(a)	Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's Statement of Assets and Liabilities.
(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 4: Related Party Transactions
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.55% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of 0.05% of the Fund’s average daily net assets. Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses to average net assets (“net expense ratio”) at 0.70% through April 30, 2026. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term.
Fund officers and trustees All officers and two of the trustees of the Trust are current or former senior executive officers of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Share ownership At June 30, 2024, Dodge & Cox, its executive officers and the Fund's interested trustees owned 22% of the Fund’s outstanding shares.
Note 5: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), foreign capital gains tax, passive foreign investment companies, certain corporate action transactions, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Ordinary income	$—	$5,157,916
	($— per share)	($0.158 per share)
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2023, the tax basis components of distributable earnings were as follows:
Capital loss carryforward[1]	$(8,183,975)
Net unrealized depreciation	(16,015,135)
Total distributable earnings	$(24,199,110)
[1]	Represents accumulated long-term capital loss as of December 31, 2023, which may be carried forward to offset future capital gains.
At June 30, 2024, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$339,962,053
Unrealized appreciation	48,917,785
Unrealized depreciation	(51,598,707)
Net unrealized depreciation	(2,680,922)
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2024, the Fund’s commitment fee amounted to $668 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 7: Purchases and Sales of Investments
For the six months ended June 30, 2024, purchases and sales of securities, other than short-term securities, aggregated $55,774,482 and $27,892,052, respectively.
PAGE 11 ■ Dodge & Cox Emerging Markets Stock Fund

Notes to Financial Statements (unaudited)
Note 8: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 12

Financial Highlights (unaudited)
Selected Data and Ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,		Period from May 11, 2021 (Inception) to December 31,
	2024	2023	2022	2021
Net asset value, beginning of period	$8.25	$7.42	$8.89	$10.00
Income from investment operations:
Net investment income	0.12	0.14	0.14	0.07
Net realized and unrealized gain (loss)	0.44	0.85	(1.47)	(1.06)
Total from investment operations	0.56	0.99	(1.33)	(0.99)
Distributions to shareholders from:
Net investment income	—	(0.16)	(0.14)	(0.12)
Net realized gain	—	—	—	—
Total distributions	—	(0.16)	(0.14)	(0.12)
Net asset value, end of period	$8.81	$8.25	$7.42	$8.89
Total return	6.79%	13.37%	(14.91)%	(9.82)%
Ratios/supplemental data:
Net assets, end of period (millions)	$337	$296	$173	$161
Ratio of expenses to average net assets	0.70%(a)	0.70%	0.70%	0.70%(a)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.95%(a)	1.08%	1.25%	1.52%(a)
Ratio of net investment income to average net assets	3.24%(a)	2.13%	2.22%	1.61%(a)
Portfolio turnover rate	9%	22%	33%	7%
(a)	Annualized
See accompanying Notes to Financial Statements
PAGE 13 ■ Dodge & Cox Emerging Markets Stock Fund

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 3, 2024, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2024 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on April 30 and June 3, 2024, to discuss whether the Investment Advisory Agreement should be continued.  At its June 3 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 14

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products. Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds.  The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
PAGE 15 ■ Dodge & Cox Emerging Markets Stock Fund

Fall-Out Benefits
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
Dodge & Cox Emerging Markets Stock Fund ■ PAGE 16

2024
June 30, 2024

Financial Statements and Other Information

Balanced Fund | Class I (dodbx) | Class X (doxbx)
ESTABLISHED 1931
06/24 BF SAR

Portfolio of Investments (unaudited) June 30, 2024
Common Stocks: 62.4%
	Shares	Value
Communication Services: 6.4%
Media & Entertainment: 5.8%
Alphabet, Inc., Class A	559,000	$101,821,850
Alphabet, Inc., Class C	1,273,600	233,603,712
Baidu, Inc. ADR, Class A(a) (China)	445,200	38,500,896
Charter Communications, Inc., Class A(a)	559,894	167,385,910
Comcast Corp., Class A	2,722,048	106,595,400
EchoStar Corp., Class A(a)	1,063,449	18,940,027
Fox Corp., Class A	1,124,433	38,646,762
Fox Corp., Class B	549,480	17,594,350
Meta Platforms, Inc., Class A	159,200	80,271,824
News Corp., Class A	825,304	22,753,631
		826,114,362
Telecommunication Services: 0.6%
T-Mobile U.S., Inc.	495,461	87,290,319
		913,404,681
Consumer Discretionary: 4.0%
Automobiles & Components: 0.6%
Honda Motor Co., Ltd. ADR (Japan)	2,657,200	85,668,128
Consumer Discretionary Distribution & Retail: 2.5%
Alibaba Group Holding, Ltd. ADR (China)	1,062,400	76,492,800
Amazon.com, Inc.(a)	880,100	170,079,325
Prosus NV ADR (China)	10,430,911	74,476,705
The Gap, Inc.	1,480,578	35,371,008
		356,419,838
Consumer Durables & Apparel: 0.3%
VF Corp.	2,570,900	34,707,150
Consumer Services: 0.6%
Booking Holdings, Inc.	23,000	91,114,500
		567,909,616
Consumer Staples: 3.5%
Food, Beverage & Tobacco: 2.6%
Anheuser-Busch InBev SA/NV ADR (Belgium)	2,308,700	134,250,905
Imperial Brands PLC ADR (United Kingdom)	7,463,800	191,521,108
Molson Coors Beverage Co., Class B	908,714	46,189,933
		371,961,946
Household & Personal Products: 0.9%
Haleon PLC ADR (United Kingdom)	14,872,413	122,846,131
		494,808,077
Energy: 4.0%
Baker Hughes Co., Class A	3,031,600	106,621,372
ConocoPhillips	585,524	66,972,235
Occidental Petroleum Corp.	3,341,514	210,615,628
Occidental Petroleum Corp., Warrant(a)	1,381,001	56,842,001
The Williams Co., Inc.	3,076,700	130,759,750
		571,810,986
Financials: 17.3%
Banks: 6.2%
Banco Santander SA(b) (Spain)	20,861,400	96,689,590
Bank of America Corp.	2,513,200	99,949,964
BNP Paribas SA ADR (France)	3,097,000	99,537,580
Credicorp, Ltd. (Peru)	760,897	122,755,513
HDFC Bank, Ltd. ADR (India)	1,329,700	85,539,601

	Shares	Value
Truist Financial Corp.	2,933,084	$113,950,313
Wells Fargo & Co.	4,364,406	259,202,072
		877,624,633
Financial Services: 9.8%
Capital One Financial Corp.	1,044,522	144,614,071
Fidelity National Information Services, Inc.	2,189,100	164,970,576
Fiserv, Inc.(a)	2,241,000	333,998,640
State Street Corp.	741,200	54,848,800
The Bank of New York Mellon Corp.	3,314,100	198,481,449
The Charles Schwab Corp.	4,024,800	296,587,512
The Goldman Sachs Group, Inc.	214,500	97,022,640
UBS Group AG, NY Shs (Switzerland)	1,321,300	39,031,202
XP, Inc., Class A (Brazil)	3,159,100	55,568,569
		1,385,123,459
Insurance: 1.3%
Aegon, Ltd., NY Shs (Netherlands)	5,332,603	32,688,856
Brighthouse Financial, Inc.(a)	467,990	20,282,687
MetLife, Inc.	1,910,642	134,107,962
		187,079,505
		2,449,827,597
Health Care: 13.5%
Health Care Equipment & Services: 5.5%
Baxter International, Inc.	1,220,200	40,815,690
CVS Health Corp.	3,448,800	203,686,128
Fresenius Medical Care AG ADR (Germany)	4,223,110	80,619,170
GE HealthCare Technologies, Inc.	753,400	58,704,928
Humana, Inc.	262,800	98,195,220
Medtronic PLC	460,700	36,261,697
The Cigna Group	500,565	165,471,772
UnitedHealth Group, Inc.	101,572	51,726,557
Zimmer Biomet Holdings, Inc.	494,900	53,711,497
		789,192,659
Pharmaceuticals, Biotechnology & Life Sciences: 8.0%
Alnylam Pharmaceuticals, Inc.(a)	145,800	35,429,400
Avantor, Inc.(a)	3,537,100	74,986,520
Bayer AG ADR (Germany)	4,631,400	32,605,056
BioMarin Pharmaceutical, Inc.(a)	829,100	68,259,803
Bristol-Myers Squibb Co.	467,500	19,415,275
Elanco Animal Health, Inc.(a)	5,759,600	83,111,028
Gilead Sciences, Inc.	1,987,580	136,367,864
GSK PLC ADR (United Kingdom)	4,977,680	191,640,680
Incyte Corp.(a)	1,288,900	78,133,118
Neurocrine Biosciences, Inc.(a)	63,200	8,700,744
Regeneron Pharmaceuticals, Inc.(a)	137,900	144,937,037
Roche Holding AG ADR (Switzerland)	1,859,300	64,461,931
Sanofi SA ADR (France)	3,998,665	194,015,225
		1,132,063,681
		1,921,256,340
Industrials: 5.5%
Capital Goods: 3.5%
Ashtead Group PLC(c) (United Kingdom)	1,039,128	69,235,971
GE Aerospace	391,600	62,252,652
Johnson Controls International PLC	2,666,614	177,249,832
RTX Corp.	1,942,000	194,957,380
		503,695,835
PAGE 1 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2024
Common Stocks (continued)
	Shares	Value
Transportation: 2.0%
FedEx Corp.	536,534	$160,874,355
Norfolk Southern Corp.	542,400	116,447,856
		277,322,211
		781,018,046
Information Technology: 3.2%
Software & Services: 1.6%
Cognizant Technology Solutions Corp., Class A	617,600	41,996,800
Microsoft Corp.	414,200	185,126,690
		227,123,490
Technology, Hardware & Equipment: 1.6%
Cisco Systems, Inc.	829,300	39,400,043
Coherent Corp.(a)	773,300	56,033,318
HP, Inc.	1,188,230	41,611,815
Juniper Networks, Inc.	1,089,429	39,720,581
TE Connectivity, Ltd.	293,836	44,201,750
		220,967,507
		448,090,997
Materials: 2.6%
Celanese Corp.	152,832	20,615,508
Glencore PLC(c) (Australia)	14,648,500	83,522,543
International Flavors & Fragrances, Inc.	1,235,300	117,612,913
LyondellBasell Industries NV, Class A	1,022,400	97,802,784
Nutrien, Ltd. (Canada)	1,045,100	53,206,041
		372,759,789
Real Estate: 1.0%
Equity Real Estate Investment Trusts (Reits): 1.0%
Gaming & Leisure Properties, Inc. REIT	993,354	44,909,534
Sun Communities, Inc. REIT	749,400	90,182,796
		135,092,330
Utilities: 1.4%
American Electric Power Co., Inc.	860,600	75,509,044
Dominion Energy, Inc.	2,644,600	129,585,400
		205,094,444
Total Common Stocks (Cost $6,364,422,361)		$8,861,072,903
Debt Securities: 35.5%
	Par Value	Value
U.S. Treasury: 4.7%
U.S. Treasury Inflation Indexed
2.00%, 1/15/26(d)	$165,498,399	$163,455,421
1.50%, 2/15/53(d)	15,667,271	13,158,652
U.S. Treasury Note/Bond
4.50%, 4/15/27	41,780,000	41,717,983
4.50%, 5/15/27	97,900,000	97,769,977
4.625%, 4/30/29	86,886,000	87,883,832
3.75%, 12/31/30	78,107,000	75,452,582
4.00%, 1/31/31	1,575,000	1,543,315
4.25%, 2/28/31	57,705,000	57,364,630
4.625%, 4/30/31	120,770,000	122,713,642
		661,060,034
Government-Related: 1.0%
Agency: 0.8%
Petroleo Brasileiro SA (Brazil)
7.25%, 3/17/44	4,300,000	4,331,760
6.75%, 6/3/50	10,500,000	9,687,704
Petroleos Mexicanos (Mexico)

	Par Value	Value
6.70%, 2/16/32	$44,899,000	$37,592,976
6.375%, 1/23/45	10,725,000	6,953,071
6.75%, 9/21/47	11,625,000	7,646,852
7.69%, 1/23/50	65,530,000	47,378,675
		113,591,038
Local Authority: 0.1%
State of Illinois GO
5.10%, 6/1/33	21,284,706	20,884,766
		20,884,766
Sovereign: 0.1%
Colombia Government International (Colombia)
5.625%, 2/26/44	8,100,000	6,193,291
5.00%, 6/15/45	8,300,000	5,818,178
		12,011,469
		146,487,273
Securitized: 15.9%
Asset-Backed: 2.1%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2007-20F 1, 5.71%, 6/1/27	216,284	215,091
		215,091
Other: 0.3%
Ford Credit Auto Owner Trust
5.10%, 4/15/29	12,828,000	12,817,780
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(e)	13,669,912	14,097,643
8.20%, 4/6/28(e)	8,097,780	8,211,700
		35,127,123
Student Loan: 1.8%
Navient Student Loan Trust
United States 30 Day Average SOFR
+1.2640%, Series 2016-7A A, 6.60%, 3/25/66(e)	27,579,800	27,667,948
+1.4140%, Series 2016-6A A3, 6.75%, 3/25/66(e)	20,044,349	20,288,323
+0.9140%, Series 2017-5A A, 6.25%, 7/26/66(e)	4,181,058	4,178,523
+1.2640%, Series 2017-1A A3, 6.60%, 7/26/66(e)	4,386,570	4,418,863
+1.1640%, Series 2017-2A A, 6.50%, 12/27/66(e)	6,247,547	6,265,384
+0.8640%, Series 2018-2A A3, 6.20%, 3/25/67(e)	63,687,869	63,156,139
+1.1140%, Series 2019-2A A2, 6.45%, 2/27/68(e)	2,775,661	2,776,719
+0.8140%, Series 2016-1A A, 6.15%, 2/25/70(e)	4,775,062	4,749,558
+0.6640%, Series 2021-2A A1B, 0.70%, 2/25/70(e)	12,275,932	12,127,239
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.9140%, Series 2012-5 A3, 6.25%, 3/25/26	36,792,288	36,723,494
United States 90 Day Average SOFR
+0.8610%, Series 2005-9 A7A, 6.209%, 1/25/41	3,647,206	3,646,285
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 2

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
	Par Value	Value
+0.4310%, Series 2006-2 A6, 5.779%, 1/25/41	$6,963,161	$6,777,189
+0.4210%, Series 2006-8 A6, 5.769%, 1/25/41	3,873,675	3,762,044
+0.8110%, Series 2004-3A A6B, 6.159%, 10/25/64(e)	15,917,957	15,894,184
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(e)	5,089,882	4,942,008
Series 2023-C A1A, 5.67%, 11/15/52(e)	10,579,985	10,679,158
Series 2023-A A1A, 5.38%, 1/15/53(e)	14,646,664	14,606,403
Series 2023-D A1A, 6.15%, 9/15/53(e)	13,377,774	13,819,400
Series 2024-A A1A, 5.24%, 3/15/56(e)	1,355,339	1,349,567
		257,828,428
		293,170,642
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.464%, 3/25/26(f)	9,415,693	185,974
Series K056 X1, 1.369%, 5/25/26(f)	3,987,600	77,098
Series K064 X1, 0.73%, 3/25/27(f)	8,562,309	117,520
Series K065 X1, 0.80%, 4/25/27(f)	41,459,932	678,413
Series K066 X1, 0.88%, 6/25/27(f)	36,080,286	635,644
Series K069 X1, 0.468%, 9/25/27(f)	215,282,783	2,192,591
Series K090 X1, 0.854%, 2/25/29(f)	178,485,192	5,132,895
		9,020,135
		9,020,135
Mortgage-Related: 13.7%
CMO & REMIC: 2.9%
Dept. of Veterans Affairs
Series 1995-1 1, 6.271%, 2/15/25(f)	5,425	5,403
Series 1995-2C 3A, 8.793%, 6/15/25	7,312	7,389
Series 2002-1 2J, 6.50%, 8/15/31	1,964,972	1,938,634
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	682,381	687,202
Trust 2009-30 AG, 6.50%, 5/25/39	514,317	536,641
Trust 2009-66 ET, 6.00%, 5/25/39	12,884	12,803
Trust 2020-45 HD, 3.50%, 7/25/40	775,709	718,773
Trust 2001-T7 A1, 7.50%, 2/25/41	514,113	537,506
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	272,509	274,587
Trust 2001-T4 A1, 7.50%, 7/25/41	505,914	508,356
Trust 2001-T8 A1, 7.50%, 7/25/41	433,625	435,215
Trust 2001-W3 A, 7.00%, 9/25/41(f)	256,449	252,560
Trust 2001-T10 A2, 7.50%, 12/25/41	287,585	288,460
Trust 2013-106 MA, 4.00%, 2/25/42	3,480,233	3,390,062
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	494,431	478,006
Trust 2002-W8 A2, 7.00%, 6/25/42	740,688	762,565
Trust 2003-W2 1A2, 7.00%, 7/25/42	544,120	558,528
Trust 2003-W2 1A1, 6.50%, 7/25/42	1,127,234	1,160,080
Trust 2003-W4 4A, 5.469%, 10/25/42(f)	548,443	549,188
Trust 2012-121 NB, 7.00%, 11/25/42	566,986	588,692
Trust 2013-19 ZA, 3.50%, 3/25/43	16,965,401	15,369,917

	Par Value	Value
Trust 2004-T1 1A2, 6.50%, 1/25/44	$396,100	$399,185
Trust 2004-W2 5A, 7.50%, 3/25/44	569,475	582,668
Trust 2004-W8 3A, 7.50%, 6/25/44	97,368	98,506
Trust 2005-W4 1A2, 6.50%, 8/25/45	1,183,985	1,209,953
Trust 2009-11 MP, 7.00%, 3/25/49	1,125,266	1,185,078
United States 30 Day Average SOFR
+0.6640%, Trust 2013-98 FA, 6.00%, 9/25/43	1,983,508	1,955,596
Freddie Mac
Series T-48 1A4, 5.538%, 7/25/33	12,241,648	12,121,113
Series T-51 1A, 6.50%, 9/25/43(f)	105,313	107,967
Series T-59 1A1, 6.50%, 10/25/43	4,040,021	4,050,368
Series 4281 BC, 4.50%, 12/15/43(f)	11,840,075	11,576,340
Series 4384 DZ, 2.50%, 9/15/44	21,469,555	18,384,090
Series 4680 GZ, 3.50%, 3/15/47	13,472,670	11,843,230
United States 30 Day Average SOFR
+0.7240%, Series 314 F2, 6.058%, 9/15/43	4,732,586	4,676,455
Ginnie Mae
CME Term SOFR 1 Month
+0.7340%, Series 2014-H18 FA, 6.057%, 9/20/64	1,582,029	1,577,036
+0.8140%, Series 2020-H02 FA, 6.137%, 1/20/70	14,713,241	14,745,519
+0.7640%, Series 2020-H01 FV, 6.087%, 1/20/70	19,743,691	19,565,089
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 5.883%, 2/20/67	7,916,965	7,878,506
+0.80%, Series 2023-H05 FJ, 6.133%, 2/20/68	41,944,888	41,843,176
+0.41%, Series 2022-H06 FC, 5.743%, 8/20/68	34,392,811	33,838,956
+1.02%, Series 2023-H08 FE, 6.353%, 8/20/71	21,371,086	21,506,019
+1.00%, Series 2022-H20 FB, 6.333%, 8/20/71	31,319,374	31,195,214
+0.82%, Series 2022-H04 HF, 6.153%, 2/20/72	7,079,326	7,021,005
+0.67%, Series 2022-H09 FA, 6.003%, 4/20/72	20,438,210	20,100,107
+0.74%, Series 2022-H09 FC, 6.073%, 4/20/72	25,147,238	24,807,841
+0.97%, Series 2022-H11 EF, 6.303%, 5/20/72	15,273,564	15,340,482
CME Term SOFR 12 Month
+1.0150%, Series 2017-H03 F, 6.134%, 1/20/67	10,856,099	10,836,675
+0.9450%, Series 2017-H20 BF, 6.314%, 10/20/67	11,047,397	11,016,270
+0.9450%, Series 2017-H20 FG, 6.314%, 10/20/67	6,891,137	6,870,367
+0.7750%, Series 2018-H02 GF, 5.545%, 12/20/67	17,086,875	16,921,558
+0.7950%, Series 2018-H08 GF, 6.053%, 5/20/68	4,048,092	3,995,250
+0.9650%, Series 2018-H13 BF, 5.345%, 6/20/68	12,079,019	11,966,828
PAGE 3 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
	Par Value	Value
+0.9950%, Series 2019-H04 EF, 5.821%, 11/20/68	$16,690,305	$16,503,220
+0.9650%, Series 2019-H01 FV, 6.084%, 12/20/68	1,809,271	1,789,025
		416,569,259
Federal Agency Mortgage Pass-Through: 10.8%
Fannie Mae, 15 Year
4.50%, 1/1/25 - 1/1/27	201,716	199,515
3.50%, 1/1/27 - 12/1/29	1,504,192	1,460,546
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	10,864,513	10,491,828
4.50%, 1/1/31 - 12/1/34	14,988,517	14,716,484
3.50%, 4/1/36 - 4/1/37	7,120,027	6,735,751
2.50%, 4/1/42	36,853,139	31,785,534
3.00%, 8/1/42	22,828,994	20,188,355
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	4,373,944	4,500,124
5.50%, 7/1/33 - 8/1/37	3,047,232	3,058,167
6.00%, 9/1/36 - 8/1/37	3,918,190	3,992,204
7.00%, 8/1/37	121,989	126,983
4.50%, 3/1/40	479,965	466,221
5.00%, 12/1/48 - 3/1/49	3,043,121	3,005,708
2.50%, 6/1/50 - 10/1/50	123,621,044	102,685,215
2.00%, 9/1/50 - 10/1/51	124,153,201	98,476,546
3.00%, 3/1/52	31,172,721	26,833,892
3.50%, 4/1/52 - 8/1/52	332,577,267	296,487,934
3.50%, 6/1/52	100,671,804	89,167,676
4.00%, 1/1/53	95,837,293	87,777,750
4.00%, 7/1/53	16,459,291	15,062,792
Fannie Mae, 40 Year
4.50%, 6/1/56	13,261,459	12,602,289
Fannie Mae, Hybrid ARM
5.988%, 9/1/34(f)	158,150	159,847
5.544%, 12/1/34(f)	163,299	161,480
6.039%, 1/1/35(f)	216,274	217,113
7.331%, 1/1/35(f)	256,369	259,367
5.761%, 8/1/35(f)	135,243	134,678
6.28%, 5/1/37(f)	401,950	405,024
6.03%, 11/1/40 - 12/1/40(f)	532,574	537,973
5.80%, 11/1/43(f)	600,102	613,287
6.253%, 4/1/44(f)	1,370,037	1,393,984
5.85%, 11/1/44 - 12/1/44(f)	3,615,683	3,695,692
7.465%, 9/1/45(f)	433,274	443,139
7.541%, 12/1/45(f)	1,246,453	1,276,565
7.426%, 1/1/46(f)	628,995	640,841
2.96%, 4/1/46(f)	1,434,543	1,401,242
2.511%, 12/1/46(f)	3,192,563	3,011,572
4.161%, 6/1/47(f)	1,076,522	1,105,112
3.071%, 7/1/47(f)	1,983,010	2,036,224
6.657%, 8/1/47(f)	1,840,483	1,884,987
3.333%, 1/1/49(f)	1,410,696	1,401,497
1.932%, 4/1/52(f)	15,245,235	13,613,122
1.966%, 4/1/52(f)	36,109,188	31,204,262
2.316%, 4/1/52(f)	20,805,433	18,228,476
2.636%, 7/1/52(f)	16,632,414	14,759,741
Freddie Mac, Hybrid ARM
7.494%, 5/1/34(f)	224,971	225,553
6.375%, 10/1/35(f)	492,029	504,241
6.816%, 4/1/37(f)	545,246	555,760
6.053%, 9/1/37(f)	539,893	556,978
6.133%, 1/1/38(f)	104,630	105,260
6.569%, 2/1/38(f)	326,582	330,931
6.20%, 7/1/38(f)	54,701	56,426
6.258%, 10/1/38(f)	150,331	149,928

	Par Value	Value
6.358%, 10/1/41(f)	$131,280	$134,971
6.378%, 8/1/42(f)	628,900	641,954
7.084%, 5/1/44(f)	1,825,036	1,861,398
7.36%, 5/1/44(f)	70,913	71,767
7.365%, 6/1/44(f)	533,588	536,471
5.87%, 6/1/44(f)	728,710	745,572
6.191%, 1/1/45(f)	1,896,766	1,931,498
6.675%, 10/1/45(f)	948,091	967,609
7.005%, 10/1/45(f)	1,067,443	1,089,533
3.321%, 7/1/47(f)	1,104,522	1,129,202
3.235%, 1/1/49(f)	4,132,848	4,101,694
3.735%, 3/1/49(f)	929,917	907,829
2.307%, 5/1/52(f)	13,809,432	12,021,651
2.024%, 5/1/52(f)	40,253,491	34,815,877
Freddie Mac Gold, 15 Year
4.50%, 9/1/24 - 9/1/26	106,855	105,895
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	318,205	324,212
4.50%, 4/1/31 - 6/1/31	1,971,724	1,942,189
Freddie Mac Gold, 30 Year
6.50%, 12/1/32 - 4/1/33	1,450,419	1,494,308
7.00%, 11/1/37 - 9/1/38	1,317,715	1,379,865
5.50%, 12/1/37	143,229	143,940
6.00%, 2/1/39	362,841	371,173
4.50%, 9/1/41 - 6/1/42	10,175,289	9,871,175
Freddie Mac Pool, 20 Year
3.00%, 5/1/42 - 10/1/42	105,878,386	93,221,038
Freddie Mac Pool, 30 Year
2.50%, 6/1/50 - 2/1/51	118,201,847	98,354,502
2.00%, 9/1/50	75,084,345	59,742,758
3.00%, 2/1/52 - 6/1/52	125,767,592	107,862,648
3.50%, 5/1/52 - 8/1/53	174,569,454	155,085,145
4.00%, 3/1/53	15,454,837	14,143,522
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	1,866	1,862
		1,535,893,074
		1,952,462,333
		2,254,653,110
Corporate: 13.9%
Financials: 6.9%
Bank of America Corp.
6.25%, (g)(h)(i)	32,978,000	32,841,207
6.10%, (g)(h)(i)	31,008,000	30,917,612
4.45%, 3/3/26	3,970,000	3,904,033
4.25%, 10/22/26	2,970,000	2,896,282
4.183%, 11/25/27	7,925,000	7,650,701
3.846%, 3/8/37(i)	40,560,000	35,545,473
Barclays PLC (United Kingdom)
5.829%, 5/9/27(i)	7,700,000	7,711,289
4.836%, 5/9/28	4,525,000	4,369,163
5.501%, 8/9/28(i)	10,750,000	10,729,811
5.746%, 8/9/33(i)	9,500,000	9,475,757
6.224%, 5/9/34(i)	2,800,000	2,868,965
7.119%, 6/27/34(i)	4,500,000	4,774,247
BNP Paribas SA (France)
4.375%, 9/28/25(e)	8,223,000	8,074,662
4.625%, 3/13/27(e)	12,175,000	11,851,432
2.588%, 8/12/35(e)(i)	6,500,000	5,312,778
Boston Properties, Inc.
3.65%, 2/1/26	5,341,000	5,154,395
2.75%, 10/1/26	22,161,000	20,679,058
2.90%, 3/15/30	7,270,000	6,167,905
3.25%, 1/30/31	5,850,000	4,944,548
6.50%, 1/15/34	14,850,000	15,104,850
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 4

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
	Par Value	Value
Capital One Financial Corp.
4.20%, 10/29/25	$11,475,000	$11,237,751
2.636%, 3/3/26(i)	6,775,000	6,629,931
4.927%, 5/10/28(i)	10,075,000	9,932,178
7.624%, 10/30/31(i)	10,600,000	11,669,228
5.268%, 5/10/33(i)	4,975,000	4,800,991
6.377%, 6/8/34(i)	5,700,000	5,847,973
Citigroup, Inc.
5.95%, (g)(h)(i)	67,677,000	67,234,796
6.25%, (g)(h)(i)	45,886,000	45,853,944
4.412%, 3/31/31(i)	6,000,000	5,718,422
3.785%, 3/17/33(i)	15,725,000	14,011,424
United States 90 Day Average SOFR
+6.63%, 11.961%, 10/30/40(g)	37,080,925	43,755,492
HSBC Holdings PLC (United Kingdom)
5.21%, 8/11/28(i)	5,525,000	5,488,752
4.762%, 3/29/33(i)	41,136,000	38,160,506
5.402%, 8/11/33(i)	7,000,000	6,925,477
8.113%, 11/3/33(i)	6,125,000	6,919,116
6.547%, 6/20/34(i)	10,125,000	10,457,291
6.50%, 5/2/36	17,805,000	18,618,264
6.50%, 9/15/37	3,265,000	3,384,901
JPMorgan Chase & Co.
6.10%, (g)(h)(i)	74,280,000	74,352,274
1.04%, 2/4/27(i)	17,500,000	16,301,764
8.75%, 9/1/30(g)	25,692,000	30,022,850
2.739%, 10/15/30(i)	5,000,000	4,423,947
2.956%, 5/13/31(i)	11,793,000	10,335,611
5.717%, 9/14/33(i)	11,050,000	11,202,964
Lloyds Banking Group PLC (United Kingdom)
4.65%, 3/24/26	3,100,000	3,042,976
3.75%, 3/18/28(i)	8,025,000	7,674,184
7.953%, 11/15/33(i)	14,000,000	15,709,306
NatWest Group PLC (United Kingdom)
5.808%, 9/13/29(i)	11,800,000	11,954,214
6.016%, 3/2/34(i)	13,000,000	13,288,603
3.032%, 11/28/35(i)	12,365,000	10,351,181
The Charles Schwab Corp.
5.643%, 5/19/29(i)	4,500,000	4,558,996
5.853%, 5/19/34(i)	2,500,000	2,548,797
6.136%, 8/24/34(i)	5,075,000	5,284,792
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(i)	12,695,000	12,138,662
UBS Group AG (Switzerland)
9.25%, (e)(g)(h)(i)	49,775,000	55,742,624
5.959%, 1/12/34(e)(i)	23,275,000	23,625,180
UniCredit SPA (Italy)
7.296%, 4/2/34(e)(i)	29,960,000	30,570,555
5.459%, 6/30/35(e)(i)	7,325,000	6,861,875
Unum Group
6.75%, 12/15/28	8,417,000	8,728,723
Wells Fargo & Co.
5.875%, (g)(h)(i)	27,987,000	27,859,116
4.10%, 6/3/26	3,376,000	3,288,514
4.30%, 7/22/27	13,145,000	12,797,583
2.572%, 2/11/31(i)	12,005,000	10,389,969
4.897%, 7/25/33(i)	11,000,000	10,580,508
5.389%, 4/24/34(i)	1,900,000	1,878,278
		973,134,651
Industrials: 6.1%
Bayer AG (Germany)

	Par Value	Value
4.375%, 12/15/28(e)	$10,100,000	$9,591,454
6.375%, 11/21/30(e)	6,200,000	6,353,588
6.50%, 11/21/33(e)	9,450,000	9,667,380
British American Tobacco PLC (United Kingdom)
3.75%, (b)(g)(h)(i)(j)	88,928,000	87,618,485
6.343%, 8/2/30	3,900,000	4,065,857
4.742%, 3/16/32	15,335,000	14,551,443
6.421%, 8/2/33	3,900,000	4,077,545
Cemex SAB de CV (Mexico)
5.20%, 9/17/30(e)	14,400,000	13,908,043
3.875%, 7/11/31(e)	13,105,000	11,554,163
Charter Communications, Inc.
4.50%, 5/1/32	14,925,000	12,020,914
4.40%, 4/1/33	2,475,000	2,181,819
4.50%, 6/1/33(e)	21,105,000	16,612,248
4.25%, 1/15/34(e)	7,550,000	5,730,885
6.55%, 5/1/37	11,000,000	10,417,048
6.75%, 6/15/39	6,160,000	5,958,976
6.484%, 10/23/45	50,612,000	46,228,008
5.75%, 4/1/48	11,200,000	9,363,721
5.25%, 4/1/53	5,135,000	4,028,521
Cox Enterprises, Inc.
3.85%, 2/1/25(e)	14,626,000	14,449,517
3.35%, 9/15/26(e)	14,932,000	14,275,055
3.50%, 8/15/27(e)	16,200,000	15,313,625
Dillard's, Inc.
7.75%, 7/15/26	50,000	51,636
7.75%, 5/15/27	540,000	562,769
7.00%, 12/1/28	15,135,000	15,669,311
Elanco Animal Health, Inc.
6.65%, 8/28/28	13,000,000	13,177,697
Ford Motor Credit Co. LLC(k)
5.125%, 6/16/25	16,100,000	15,978,331
3.375%, 11/13/25	9,350,000	9,048,976
4.389%, 1/8/26	18,850,000	18,448,137
4.542%, 8/1/26	18,304,000	17,815,734
2.70%, 8/10/26	12,700,000	11,928,646
4.95%, 5/28/27	10,000,000	9,761,124
7.35%, 11/4/27	4,000,000	4,167,977
6.80%, 5/12/28	3,100,000	3,193,723
Foundry JV Holdco LLC(k)
5.90%, 1/25/30(e)	3,575,000	3,626,078
6.15%, 1/25/32(e)	2,850,000	2,905,189
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(e)	25,425,000	25,038,410
3.50%, 7/26/26(e)	7,800,000	7,490,030
6.125%, 7/27/27(e)	11,425,000	11,623,255
3.875%, 7/26/29(e)	27,915,000	25,853,442
Macy's, Inc.
6.70%, 7/15/34(e)	2,539,000	2,174,107
Microchip Technology, Inc.
.983%, 9/1/24	19,714,000	19,546,934
Oracle Corp.
1.65%, 3/25/26	13,990,000	13,113,496
2.80%, 4/1/27	6,350,000	5,961,714
2.95%, 4/1/30	5,000,000	4,446,734
Philip Morris International, Inc.
4.875%, 2/13/29	9,900,000	9,789,691
5.125%, 2/13/31	5,925,000	5,862,133
Prosus NV (China)
4.85%, 7/6/27(e)	14,200,000	13,781,924
3.68%, 1/21/30(e)	3,750,000	3,332,782
3.061%, 7/13/31(e)	38,650,000	31,997,446
PAGE 5 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
	Par Value	Value
4.193%, 1/19/32(e)	$19,475,000	$17,179,799
4.987%, 1/19/52(e)	26,229,000	20,468,397
TC Energy Corp. (Canada)
5.625%, 5/20/75(g)(i)	20,570,000	20,231,364
5.875%, 8/15/76(g)(i)	7,465,000	7,306,039
5.30%, 3/15/77(g)(i)	29,935,000	28,071,403
5.50%, 9/15/79(g)(i)	9,435,000	8,658,774
5.60%, 3/7/82(g)(i)	19,781,000	17,932,746
Telecom Italia SPA (Italy)
7.20%, 7/18/36	2,908,000	2,784,410
7.20%, 7/18/36(e)	8,688,000	8,953,853
7.721%, 6/4/38	2,676,000	2,610,558
7.721%, 6/4/38(e)	5,536,000	5,825,929
The Cigna Group
7.875%, 5/15/27	17,587,000	18,789,715
4.375%, 10/15/28	5,211,000	5,060,252
T-Mobile U.S., Inc.
2.25%, 2/15/26	6,800,000	6,457,188
3.375%, 4/15/29	6,500,000	6,002,577
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(e)	12,050,000	11,710,629
5.25%, 6/6/29(e)	2,594,000	2,494,164
Union Pacific Corp.
6.176%, 1/2/31	2,191,941	2,240,829
VMware, Inc.
1.40%, 8/15/26	19,765,000	18,199,168
4.65%, 5/15/27	14,137,000	13,913,297
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(g)(i)	18,300,000	18,856,283
		868,063,095
Utilities: 0.9%
American Electric Power Co., Inc.
5.699%, 8/15/25	11,320,000	11,328,955
Dominion Energy, Inc.
5.75%, 10/1/54(g)(i)	22,950,000	22,885,412
NextEra Energy, Inc.
4.255%, 9/1/24	6,625,000	6,603,826
6.051%, 3/1/25	3,375,000	3,381,458
5.749%, 9/1/25	3,975,000	3,983,614
4.625%, 7/15/27	10,075,000	9,910,283
4.90%, 3/15/29	11,975,000	11,846,469
The Southern Co.
5.113%, 8/1/27	11,900,000	11,871,757
4.85%, 6/15/28	12,475,000	12,344,898
4.00%, 1/15/51(g)(i)	19,036,000	18,456,068
3.75%, 9/15/51(g)(i)	19,900,000	18,686,122
		131,298,862
		1,972,496,608
Total Debt Securities (Cost $5,238,020,585)		$5,034,697,025
Short-Term Investments: 1.5%
	Par Value/ Shares	Value
Repurchase Agreements: 0.9%
Fixed Income Clearing Corporation(l) 5.29%, dated 6/28/24, due 7/1/24, maturity value $118,052,018	$118,000,000	$118,000,000
Fixed Income Clearing Corporation(l) 2.70%, dated 6/28/24, due 7/1/24, maturity value $14,208,243	14,205,047	14,205,047
		132,205,047

	Par Value/ Shares	Value
Money Market Fund: 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class	85,439,540	$85,439,540
Total Short-Term Investments (Cost $217,644,587)		$217,644,587
Total Investments In Securities (Cost $11,820,087,533)	99.4%	$14,113,414,515
Other Assets Less Liabilities	0.6%	90,922,564
Net Assets	100.0%	$14,204,337,079
(a)	Non-income producing
(b)	The security is issued in Euros (EUR).
(c)	The security is issued in British Pounds (GBP).
(d)	Inflation-linked
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)	Hybrid security: characteristics of both a debt and equity security.
(h)	Perpetual security: no stated maturity date.
(i)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(j)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(k)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(l)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.75%-3.875%, 3/31/26-2/15/43. Total collateral value is $134,849,217.
*	Rounds to 0.0%.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.
Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
NY Shs: New York Registry Shares
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 6

Portfolio of Investments (unaudited) June 30, 2024
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	1,228	9/19/24	$135,060,812	$1,328,326
E-Mini S&P 500 Index— Short Position	(2,212)	9/20/24	(610,677,900)	(2,069,899)
Euro-Bund— Short Position	(372)	9/6/24	(52,436,562)	(376,183)
Long-Term U.S. Treasury Bond— Long Position	1,094	9/19/24	129,433,875	1,515,981
				$398,225
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Bank of America	9/12/24	USD	18,663,653	EUR	16,972,626	$424,340
Bank of America	9/12/24	USD	18,665,664	EUR	16,972,626	426,351
HSBC	9/12/24	USD	25,193,766	EUR	23,396,359	51,309
Morgan Stanley	9/12/24	USD	25,205,132	EUR	23,396,360	62,674
Unrealized gain on currency forward contracts						964,674
Unrealized loss on currency forward contracts						—
Net unrealized gain on currency forward contracts						$964,674
The listed counterparty may be the parent company or one of its subsidiaries.
PAGE 7 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2024
Assets:
Investments in securities, at value (cost $11,820,087,533)	$14,113,414,515
Unrealized appreciation on currency forward contracts	964,674
Cash denominated in foreign currency (cost $81,462)	61,121
Deposits with broker for futures contracts	33,846,003
Receivable for variation margin for futures contracts	1,481,556
Receivable for investments sold	621,856
Receivable for Fund shares sold	3,915,062
Dividends and interest receivable	62,479,114
Expense reimbursement receivable	81,311
Prepaid expenses and other assets	45,622
14,216,910,834
Liabilities:
Cash received as collateral for currency forward contracts	720,000
Payable for investments purchased	264,689
Payable for Fund shares redeemed	5,612,573
Management fees payable	5,750,563
Accrued expenses	225,930
12,573,755
Net Assets	$14,204,337,079
Net Assets Consist of:
Paid in capital	$11,494,062,751
Distributable earnings	2,710,274,328
$14,204,337,079
Class I
Total net assets	$12,000,394,774
Shares outstanding (par value $0.01 each, unlimited shares authorized)	116,377,167
Net asset value per share	$103.12
Class X
Total net assets	$2,203,942,305
Shares outstanding (par value $0.01 each, unlimited shares authorized)	21,370,055
Net asset value per share	$103.13

Statement of Operations (unaudited)
Six Months Ended June 30, 2024
Investment Income:
Dividends (net of foreign taxes of $6,051,823)	$118,842,147
Interest	135,018,257
253,860,404
Expenses:
Investment advisory fees	28,175,223
Administrative services fees
Class I	6,015,275
Class X	514,265
Custody and fund accounting fees	128,033
Professional services	194,151
Shareholder reports	116,472
Registration fees	91,649
Trustees fees	206,555
Miscellaneous	678,592
Total expenses	36,120,215
Expenses reimbursed by investment manager	(478,822)
Net expenses	35,641,393
Net Investment Income	218,219,011
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities (Note 6)	425,078,372
Futures contracts	(82,799,187)
Currency forward contracts	421,400
Foreign currency transactions	(30,616)
Net change in unrealized appreciation/depreciation
Investments in securities	53,264,287
Futures contracts	14,005,669
Currency forward contracts	2,703,923
Foreign currency translation	(53,952)
Net realized and unrealized gain	412,589,896
Net Change in Net Assets From Operations	$630,808,907
See accompanying Notes to Financial StatementsDodge & Cox Balanced Fund ■  PAGE 8

Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$218,219,011	$380,222,344
Net realized gain (loss)	342,669,969	859,947,667
Net change in unrealized appreciation/depreciation	69,919,927	535,172,266
	630,808,907	1,775,342,277
Distributions to Shareholders:
Class I	(312,907,536)	(581,376,184)
Class X	(56,793,879)	(67,705,865)
Total distributions	(369,701,415)	(649,082,049)
Fund Share Transactions:
Class I
Proceeds from sales of shares	438,109,066	1,451,566,468
Reinvestment of distributions	292,729,054	546,230,885
Cost of shares redeemed	(1,500,154,001)	(3,281,556,137)
Class X
Proceeds from sales of shares	691,256,063	867,393,489
Reinvestment of distributions	56,793,879	67,705,864
Cost of shares redeemed	(154,621,450)	(168,738,723)
Net change from Fund share transactions	(175,887,389)	(517,398,154)
Total change in net assets	85,220,103	608,862,074
Net Assets:
Beginning of period	14,119,116,977	13,510,254,903
End of period	$14,204,337,079	$14,119,116,977
Share Information:
Class I
Shares sold	4,253,758	15,035,378
Distributions reinvested	2,835,701	5,620,662
Shares redeemed	(14,672,162)	(33,921,814)
Net change in shares outstanding	(7,582,703)	(13,265,774)
Class X
Shares sold	6,806,164	9,070,768
Distributions reinvested	550,075	694,327
Shares redeemed	(1,506,700)	(1,745,572)
Net change in shares outstanding	5,849,539	8,019,523
PAGE 9 ■  Dodge & Cox Balanced FundSee accompanying Notes to Financial Statements

Notes to Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Balanced Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on June 26, 1931, and seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income. Risk considerations and investment strategies of the Fund are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities, and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Dividend income and corporate action transactions are recorded on the ex-dividend date, or when the Fund first learns of the dividend/corporate action if the ex-dividend date has passed. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends characterized as return of capital for U.S. tax purposes are recorded as a reduction of cost of investments and/or realized gain.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, and gain/loss on paydowns. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-
Dodge & Cox Balanced Fund ■ PAGE 10

Notes to Financial Statements (unaudited)
accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Foreign taxes The Fund may be subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the associated dividend is recorded. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. In consideration of recent decisions rendered by European courts, the Fund has filed for additional reclaims ("EU reclaims") related to prior years. A corresponding receivable is established when both the amount is known and significant contingencies or uncertainties regarding collectability are removed. These amounts, if any, are reported in dividends and interest receivable in the Statement of Assets and Liabilities. Expenses incurred related to filing EU reclaims are recorded on the accrual basis in professional services in the Statement of Operations.  Expenses that are contingent upon successful EU reclaims are recorded in professional services in the Statement of Operations once the amount is known.
Foreign currency translation  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: disposing/holding of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on dividends, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
PAGE 11 ■ Dodge & Cox Balanced Fund

Notes to Financial Statements (unaudited)
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$913,404,681	$—
Consumer Discretionary	567,909,616	—
Consumer Staples	494,808,077	—
Energy	571,810,986	—
Financials	2,353,138,007	96,689,590
Health Care	1,921,256,340	—
Industrials	711,782,075	69,235,971
Information Technology	448,090,997	—
Materials	289,237,246	83,522,543
Real Estate	135,092,330	—
Utilities	205,094,444	—
Debt Securities
U.S. Treasury	—	661,060,034
Government-Related	—	146,487,273
Securitized	—	2,254,653,110
Corporate	—	1,972,496,608
Short-Term Investments
Repurchase Agreements	—	132,205,047
Money Market Fund	85,439,540	—
Total Securities	$8,697,064,339	$5,416,350,176
Other Investments
Futures Contracts
Appreciation	$2,844,307	$—
Depreciation	(2,446,082)	—
Currency Forward Contracts
Appreciation	—	964,674
Note 3: Derivative Instruments
The Fund may use derivatives either to minimize the impact of certain risks to one or more of its investments (as a ‘‘hedging technique’’) or to implement its investment strategy. A derivative is a financial instrument whose value is derived from a security, currency, interest rate, index, or other financial instrument.
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used short equity index futures contracts to reduce the exposure of the Fund’s equity allocation to a general downturn in the equity markets. The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used currency forward contracts to hedge direct foreign currency exposure.
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Equity Derivatives	Interest Rate Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$—	$964,674	$964,674
Futures contracts(a)	—	2,844,307	—	2,844,307
	$—	$2,844,307	$964,674	$3,808,981
Liabilities
Futures contracts(a)	$2,069,899	$376,183	$—	$2,446,082
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
Dodge & Cox Balanced Fund ■ PAGE 12

Notes to Financial Statements (unaudited)
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
	Equity Derivatives	Interest Rate Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$(81,828,309)	$(970,878)	$—	$(82,799,187)
Currency forward contracts	—	—	421,400	421,400
	$(81,828,309)	$(970,878)	$421,400	$(82,377,787)
Net change in unrealized appreciation/depreciation
Futures contracts	$16,690,509	$(2,684,840)	$—	$14,005,669
Currency forward contracts	—	—	2,703,923	2,703,923
	$16,690,509	$(2,684,840)	$2,703,923	$16,709,592
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2024.
Derivative		% of Net Assets
Futures contracts	USD notional value	5-7%
Currency forward contracts	USD total value	0-1%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of June 30, 2024.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)	Net Amount(a)
Bank of America	$850,691	$—	$(720,000)	$130,691
HSBC	51,309	—	—	51,309
Morgan Stanley	62,674	—	—	62,674
	$964,674	$—	$(720,000)	$244,674
(a)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 4: Related Party Transactions
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.40% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares. Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the Class X shares to average net assets of the Class X shares at 0.42% through April 30, 2026. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. For the six months ended June 30, 2024, Dodge & Cox reimbursed expenses of $478,822.
Fund officers and trustees All officers and two of the trustees of the Trust are current or former senior executive officers of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 5: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), redemptions in-kind, certain corporate action transactions, REITs, straddles, derivatives, and distributions.
PAGE 13 ■ Dodge & Cox Balanced Fund

Notes to Financial Statements (unaudited)
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Class I
Ordinary income	$185,010,957	$330,759,574
Long-term capital gain	$127,896,579	$250,616,610
Class X
Ordinary income	$34,319,231	$38,640,935
Long-term capital gain	$22,474,648	$29,064,930
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2023, the tax basis components of distributable earnings were as follows:
Undistributed long-term capital gain	$150,334,695
Net unrealized appreciation	2,298,832,141
Total distributable earnings	$2,449,166,836
At June 30, 2024, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$11,762,809,316
Unrealized appreciation	2,959,249,307
Unrealized depreciation	(607,281,209)
Net unrealized appreciation	2,351,968,098
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 6: Redemptions In-Kind
During the six months ended June 30, 2024, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net gain of $72,409,932 attributable to the redemptions in-kind. For tax purposes, no capital gain on the redemptions in-kind was recognized.
Note 7: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund share holder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2024, the Fund’s commitment fee amounted to $36,870 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 8: Purchases and Sales of Investments
For the six months ended June 30, 2024, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $878,133,749 and $1,402,026,909, respectively. For the six months ended June 30, 2024, purchases and sales of U.S. government securities aggregated $706,669,730 and $372,707,341, respectively.
Note 9: New Accounting Guidance
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Note 10: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Balanced Fund ■ PAGE 14

Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2024	2023	2022	2021	2020	2019
Class I
Net asset value, beginning of period	$101.23	$93.35	$109.41	$101.78	$101.60	$93.27
Income from investment operations:
Net investment income	1.60	2.68	1.90	1.74	2.19 (a)	2.48
Net realized and unrealized gain (loss)	2.99	9.90	(9.86)	17.51	5.03	15.35
Total from investment operations	4.59	12.58	(7.96)	19.25	7.22	17.83
Distributions to shareholders from:
Net investment income	(1.60)	(2.66)	(1.91)	(1.75)	(2.22)	(2.46)
Net realized gain	(1.10)	(2.04)	(6.19)	(9.87)	(4.82)	(7.04)
Total distributions	(2.70)	(4.70)	(8.10)	(11.62)	(7.04)	(9.50)
Net asset value, end of period	$103.12	$101.23	$93.35	$109.41	$101.78	$101.60
Total return	4.53%	13.76%	(7.28)%	19.28%	7.85%	19.62%
Ratios/supplemental data:
Net assets, end of period (millions)	$12,000	$12,548	$12,810	$15,320	$14,110	$15,747
Ratio of expenses to average net assets	0.52%(b)	0.52%	0.52%	0.52%	0.53%	0.53%
Ratio of net investment income to average net assets	3.08%(b)	2.80%	2.03%	1.51%	2.29%(a)	2.46%
Portfolio turnover rate	11%	34%	59%	49%	54%	35%
Portfolio turnover rate excluding TBA rolls(c)	11%	34%	41%	31%	50%	32%
Class X(d)
Net asset value, beginning of period	$101.24	$93.37	$101.25
Income from investment operations:
Net investment income	1.66	2.58	1.43
Net realized and unrealized gain (loss)	2.97	10.10	(2.32)
Total from investment operations	4.63	12.68	(0.89)
Distributions to shareholders from:
Net investment income	(1.64)	(2.77)	(1.54)
Net realized gain	(1.10)	(2.04)	(5.45)
Total distributions	(2.74)	(4.81)	(6.99)
Net asset value, end of period	$103.13	$101.24	$93.37
Total return	4.59%	13.88%	(0.78)%
Ratios/supplemental data:
Net assets, end of period (millions)	$2,204	$1,571	$700
Ratio of expenses to average net assets	0.42%(b)	0.42%	0.41%(b)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.47%(b)	0.47%	0.47%(b)
Ratio of net investment income to average net assets	3.22%(b)	2.94%	2.42%(b)
Portfolio turnover rate	11%	34%	59%
Portfolio turnover rate excluding TBA rolls(c)	11%	34%	41%
(a)
Net investment income per share includes significant amounts received for EU reclaims related to prior years, which amounted to approximately $0.11 per share. Excluding such amounts, the ratio of net investment income to average net assets would have been 2.17%.

(b)	Annualized
(c)	See Note 1 regarding To-Be-Announced securities
(d)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
See accompanying Notes to Financial Statements
PAGE 15 ■ Dodge & Cox Balanced Fund

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 3, 2024, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2024 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on April 30 and June 3, 2024, to discuss whether the Investment Advisory Agreement should be continued.  At its June 3 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
Dodge & Cox Balanced Fund ■ PAGE 16

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products. Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds.  The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
PAGE 17 ■ Dodge & Cox Balanced Fund

Fall-Out Benefits
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
Dodge & Cox Balanced Fund ■ PAGE 18

2024
June 30, 2024

Financial Statements and Other Information

Income Fund | Class I (dodix) | Class X (doxix)
ESTABLISHED 1989
06/24 IF SAR

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities: 98.4%
	Par Value	Value
U.S. Treasury: 14.8%
U.S. Treasury Inflation Indexed
1.50%, 2/15/53(a)	$438,128,837	$367,976,314
U.S. Treasury Note/Bond
4.875%, 11/30/25	450,000,000	449,490,236
4.25%, 1/31/26	300,000,000	297,117,186
4.375%, 12/15/26	354,131,000	352,097,513
3.75%, 12/31/28	350,000,000	341,058,592
3.75%, 6/30/30	1,070,192,000	1,035,912,412
4.00%, 7/31/30	918,185,000	900,682,098
3.75%, 12/31/30	1,457,000,000	1,407,484,758
4.00%, 1/31/31	150,000,000	146,982,422
4.625%, 4/30/31	650,000,000	660,460,938
3.375%, 8/15/42	824,020,000	695,975,021
4.00%, 11/15/42	149,690,000	137,948,691
4.50%, 2/15/44	825,000,000	809,273,437
2.875%, 5/15/52	1,085,725,000	795,760,088
3.00%, 8/15/52	434,648,000	326,987,729
4.00%, 11/15/52	623,705,000	568,204,997
4.125%, 8/15/53	2,123,866,000	1,977,767,254
4.75%, 11/15/53	300,000,000	310,125,000
4.25%, 2/15/54	100,000,000	95,218,750
		11,676,523,436
Government-Related: 3.4%
Agency: 2.1%
Petroleo Brasileiro SA (Brazil)
6.90%, 3/19/49	142,629,000	134,579,105
6.75%, 6/3/50	103,250,000	95,262,425
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	605,761,000	507,190,782
6.625%, 6/15/35	189,366,000	143,977,261
6.50%, 6/2/41	44,957,000	30,608,115
6.375%, 1/23/45	134,871,000	87,437,544
6.75%, 9/21/47	66,826,000	43,957,722
6.35%, 2/12/48	22,395,000	14,290,478
7.69%, 1/23/50	845,720,000	611,461,818
		1,668,765,250
Local Authority: 1.1%
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,575,000	47,604,570
7.102%, 1/1/41	146,587,000	167,472,995
State of California GO
7.50%, 4/1/34	80,061,000	92,405,998
7.30%, 10/1/39	183,585,000	210,028,565
State of Illinois GO
5.10%, 6/1/33	334,927,059	328,633,779
		846,145,907
Sovereign: 0.2%
Colombia Government International (Colombia)
5.625%, 2/26/44	105,805,000	80,898,907
5.00%, 6/15/45	77,700,000	54,466,556
5.20%, 5/15/49	48,525,000	34,116,784
		169,482,247
		2,684,393,404
Securitized: 48.6%
Asset-Backed: 5.2%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2004-20L 1, 4.87%, 12/1/24	17,168	17,074
Series 2005-20B 1, 4.625%, 2/1/25	80,638	80,061
Series 2005-20D 1, 5.11%, 4/1/25	2,393	2,371

	Par Value	Value
Series 2005-20E 1, 4.84%, 5/1/25	$100,569	$99,411
Series 2005-20G 1, 4.75%, 7/1/25	174,880	173,315
Series 2005-20H 1, 5.11%, 8/1/25	1,753	1,738
Series 2005-20I 1, 4.76%, 9/1/25	246,998	243,211
Series 2006-20A 1, 5.21%, 1/1/26	234,217	231,571
Series 2006-20B 1, 5.35%, 2/1/26	75,601	74,632
Series 2006-20C 1, 5.57%, 3/1/26	310,141	307,241
Series 2006-20G 1, 6.07%, 7/1/26	503,743	499,166
Series 2006-20H 1, 5.70%, 8/1/26	6,113	6,056
Series 2006-20I 1, 5.54%, 9/1/26	9,530	9,461
Series 2006-20J 1, 5.37%, 10/1/26	208,074	206,732
Series 2006-20L 1, 5.12%, 12/1/26	207,857	205,444
Series 2007-20A 1, 5.32%, 1/1/27	505,971	500,203
Series 2007-20C 1, 5.23%, 3/1/27	846,336	833,969
Series 2007-20D 1, 5.32%, 4/1/27	630,808	618,027
Series 2007-20G 1, 5.82%, 7/1/27	657,774	649,428
		4,759,111
Other: 0.6%
Ford Credit Auto Owner Trust
5.10%, 4/15/29	168,172,000	168,038,012
4.96%, 5/15/30	15,510,000	15,472,948
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	105,706,236	109,013,785
8.20%, 4/6/28(b)	143,222,158	145,237,007
		437,761,752
Student Loan: 4.6%
ECMC Group Student Loan Trust
United States 30 Day Average SOFR
+1.4640%, Series 2016-1A A, 6.80%, 7/26/66(b)	11,247,050	11,331,763
Navient Student Loan Trust
United States 30 Day Average SOFR
+0.7640%, Series 2015-3 A2, 6.10%, 6/26/56	40,857,807	40,345,328
+0.7140%, Series 2014-8 A3, 6.05%, 5/27/49	14,651,438	14,456,849
+1.3640%, Series 2016-5A A, 6.70%, 6/25/65(b)	190,165,980	191,201,700
+1.4640%, Series 2016-3A A3, 6.80%, 6/25/65(b)	2,420,571	2,444,987
+1.2640%, Series 2016-7A A, 6.60%, 3/25/66(b)	163,169,917	163,691,424
+1.4140%, Series 2016-6A A3, 6.75%, 3/25/66(b)	121,493,843	122,972,629
+0.9140%, Series 2017-5A A, 6.25%, 7/26/66(b)	212,007,827	211,879,266
+1.1640%, Series 2017-3A A3, 6.50%, 7/26/66(b)	241,181,497	241,647,508
+1.2640%, Series 2017-1A A3, 6.60%, 7/26/66(b)	173,723,945	175,002,848
+1.1140%, Series 2017-4A A3, 6.45%, 9/27/66(b)	111,754,079	112,178,901
+1.1640%, Series 2017-2A A, 6.50%, 12/27/66(b)	135,847,368	136,235,212
+0.8340%, Series 2018-1A A3, 6.17%, 3/25/67(b)	103,129,049	102,178,138
+0.9140%, Series 2018-3A A3, 6.25%, 3/25/67(b)	114,838,294	114,541,380
+0.7940%, Series 2018-4A A2, 6.13%, 6/27/67(b)	125,318,760	124,074,533
PAGE 1 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
	Par Value	Value
+1.1140%, Series 2019-2A A2, 6.45%, 2/27/68(b)	$120,629,579	$120,675,551
+0.9440%, Series 2019-3A A, 6.28%, 7/25/68(b)	47,567,402	47,673,325
+0.9240%, Series 2019-4A A2, 6.26%, 7/25/68(b)	42,842,423	42,464,930
+1.1640%, Series 2020-1A A1B, 6.50%, 6/25/69(b)	39,211,871	39,384,042
+1.0140%, Series 2020-2A A1B, 1.04%, 8/26/69(b)	72,626,905	72,556,907
+0.7140%, Series 2021-1A A1B, 6.05%, 12/26/69(b)	40,425,576	40,245,848
+0.8140%, Series 2016-1A A, 6.15%, 2/25/70(b)	136,325,866	135,597,722
+0.6640%, Series 2021-2A A1B, 0.70%, 2/25/70(b)	55,876,759	55,199,946
Navient Student Loan Trust 2019-1
United States 30 Day Average SOFR
+1.0140%, Series 2019-1A A2, 6.35%, 12/27/67(b)	143,764,089	143,280,467
Nelnet Student Loan Trust 2019-1
United States 30 Day Average SOFR
+0.8640%, Series 2019-1A A2, 6.20%, 4/25/67(b)	17,169,100	17,094,951
Nelnet Student Loan Trust 2020-5
CME Term SOFR 1 Month
+0.9940%, Series 2020-5A A, 6.34%, 10/25/68(b)	52,717,617	52,647,076
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.9140%, Series 2012-5 A3, 6.25%, 3/25/26	78,183,612	78,037,424
+1.3140%, Series 2011-2 A2, 6.65%, 10/25/34	13,074,314	13,115,307
United States 90 Day Average SOFR
+0.8910%, Series 2004-8A A6, 6.239%, 1/25/40(b)	70,107,565	69,426,379
+0.4310%, Series 2005-4 A4, 5.779%, 7/25/40	10,793,839	10,486,656
+0.7510%, Series 2007-6 A5, 6.099%, 4/27/43	42,643,429	41,308,749
+0.8110%, Series 2004-3A A6A, 6.159%, 10/25/64(b)	36,882,389	36,824,410
+0.8110%, Series 2004-3A A6B, 6.159%, 10/25/64(b)	22,637,085	22,603,276
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(b)	2,883,185	2,827,979
Series 2017-B A2A, 2.82%, 10/15/35(b)	4,631,037	4,496,990
Series 2018-A A2A, 3.50%, 2/15/36(b)	22,940,784	22,275,937
Series 2018-B A2A, 3.60%, 1/15/37(b)	17,365,358	16,860,851
Series 2024-C A1A, 5.50%, 6/17/52(b)	36,472,666	36,759,016
Series 2023-C A1A, 5.67%, 11/15/52(b)	16,133,159	16,284,386

	Par Value	Value
Series 2021-A APT2, 1.07%, 1/15/53(b)	$25,497,417	$22,477,452
Series 2023-D A1A, 6.15%, 9/15/53(b)	163,328,549	168,720,334
Series 2024-A A1A, 5.24%, 3/15/56(b)	255,916,998	254,827,278
Series 2023-B A1A, 4.99%, 10/16/56(b)	173,349,006	170,819,809
Series 2022-D A1A, 5.37%, 10/15/58(b)	151,190,810	149,894,893
		3,669,050,357
		4,111,571,220
CMBS: 0.3%
Agency CMBS: 0.3%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.464%, 3/25/26(c)	104,906,365	2,072,058
Series K056 X1, 1.369%, 5/25/26(c)	35,219,309	680,944
Series K062 X1, 0.41%, 12/25/26(c)	291,031,197	1,889,695
Series K064 X1, 0.73%, 3/25/27(c)	367,112,996	5,038,736
Series K065 X1, 0.80%, 4/25/27(c)	443,706,189	7,260,409
Series K066 X1, 0.88%, 6/25/27(c)	359,903,740	6,340,604
Series K067 X1, 0.702%, 7/25/27(c)	452,544,658	6,631,046
Series K069 X1, 0.468%, 9/25/27(c)	90,094,917	917,590
Series K070 X1, 0.451%, 11/25/27(c)	190,170,574	1,815,463
Series K071 X1, 0.411%, 11/25/27(c)	246,142,937	1,915,656
Series K089 X1, 0.687%, 1/25/29(c)	508,211,496	10,981,688
Series K091 X1, 0.707%, 3/25/29(c)	253,532,516	5,875,895
Series K092 X1, 0.854%, 4/25/29(c)	478,916,309	13,744,084
Series K093 X1, 1.083%, 5/25/29(c)	222,418,640	8,244,303
Series K094 X1, 1.013%, 6/25/29(c)	316,959,684	11,485,573
Series K095 X1, 1.084%, 6/25/29(c)	220,688,659	8,498,367
Series K096 X1, 1.256%, 7/25/29(c)	538,498,496	24,835,120
Series K097 X1, 1.219%, 7/25/29(c)	241,579,622	11,018,181
Series K098 X1, 1.265%, 8/25/29(c)	465,176,200	22,406,049
Series K099 X1, 1.001%, 9/25/29(c)	506,596,694	19,088,817
Series K101 X1, 0.945%, 10/25/29(c)	194,846,860	7,101,993
Series K102 X1, 0.942%, 10/25/29(c)	544,379,456	19,629,234
Series K152 X1, 1.098%, 1/25/31(c)	117,981,928	5,386,996
Series K154 X1, 0.43%, 11/25/32(c)	357,220,006	6,194,230
Series K-1511 X1, 0.928%, 3/25/34(c)	172,758,898	8,742,568
		217,795,299
		217,795,299
Mortgage-Related: 43.1%
CMO & REMIC: 5.8%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	1,925	1,934
Series 1997-2 Z, 7.50%, 6/15/27	1,246,618	1,258,454
Series 1998-2 2A, 8.793%, 8/15/27(c)	289	289
Series 1998-1 1A, 8.293%, 3/15/28(c)	3,040	3,037
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	44,737	44,771
Trust 1998-58 PC, 6.50%, 10/25/28	286,054	286,730
Trust 2001-69 PQ, 6.00%, 12/25/31	437,372	445,034
Trust 2002-33 A1, 7.00%, 6/25/32	817,158	822,931
Trust 2002-69 Z, 5.50%, 10/25/32	57,366	57,971
Trust 2008-24 GD, 6.50%, 3/25/37	235,750	241,980
Trust 2007-47 PE, 5.00%, 5/25/37	585,463	585,998
Trust 2009-30 AG, 6.50%, 5/25/39	2,190,956	2,286,052
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 2

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
	Par Value	Value
Trust 2009-40 TB, 6.00%, 6/25/39	$1,100,780	$1,133,741
Trust 2001-T3 A1, 7.50%, 11/25/40	36,820	37,026
Trust 2010-123 WT, 7.00%, 11/25/40	8,648,386	8,879,748
Trust 2001-T7 A1, 7.50%, 2/25/41	49,061	51,293
Trust 2001-T5 A2, 7.00%, 6/19/41(c)	18,994	19,053
Trust 2001-T5 A3, 7.50%, 6/19/41(c)	104,144	104,938
Trust 2001-T4 A1, 7.50%, 7/25/41	709,470	712,895
Trust 2011-58 AT, 4.00%, 7/25/41	2,694,664	2,574,964
Trust 2001-T10 A1, 7.00%, 12/25/41	663,348	664,577
Trust 2013-106 MA, 4.00%, 2/25/42	7,816,317	7,613,800
Trust 2012-15 PZ, 4.00%, 3/25/42	2,692,709	2,511,366
Trust 2012-47 VZ, 4.00%, 5/25/42	5,286,410	4,995,675
Trust 2002-W6 2A1, 7.00%, 6/25/42(c)	905,739	875,650
Trust 2002-W8 A2, 7.00%, 6/25/42	610,523	628,555
Trust 2002-90 A1, 6.50%, 6/25/42	1,837,967	1,862,721
Trust 2002-T16 A3, 7.50%, 7/25/42	1,621,350	1,702,021
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,410,779	3,501,097
Trust 2003-W4 3A, 4.868%, 10/25/42(c)	853,403	895,578
Trust 2012-121 NB, 7.00%, 11/25/42	302,424	314,002
Trust 2003-W1 2A, 5.267%, 12/25/42(c)	1,123,346	1,104,473
Trust 2003-7 A1, 6.50%, 12/25/42	1,538,909	1,548,226
Trust 2012-131 MZ, 3.50%, 12/25/42	12,421,036	11,014,541
Trust 2012-134 ZA, 3.00%, 12/25/42	35,767,013	30,784,954
Trust 2013-19 ZA, 3.50%, 3/25/43	10,525,636	9,535,770
Trust 2013-72 Z, 3.00%, 7/25/43	11,233,005	9,844,260
Trust 2004-T1 1A2, 6.50%, 1/25/44	514,639	518,647
Trust 2004-W2 2A2, 7.00%, 2/25/44	58,269	59,595
Trust 2004-W2 5A, 7.50%, 3/25/44	898,759	919,581
Trust 2004-W8 3A, 7.50%, 6/25/44	691,902	699,988
Trust 2004-W15 1A2, 6.50%, 8/25/44	243,160	248,662
Trust 2014-58 MZ, 4.00%, 9/25/44	27,659,487	25,519,290
Trust 2005-W1 1A3, 7.00%, 10/25/44	2,599,302	2,580,868
Trust 2001-79 BA, 7.00%, 3/25/45	147,707	148,673
Trust 2006-W1 1A1, 6.50%, 12/25/45	107,707	108,563
Trust 2006-W1 1A2, 7.00%, 12/25/45	697,847	712,728
Trust 2006-W1 1A3, 7.50%, 12/25/45	10,963	11,154
Trust 2006-W1 1A4, 8.00%, 12/25/45	643,698	659,715
Trust 2007-W10 1A, 6.097%, 8/25/47(c)	2,387,399	2,446,274
Trust 2007-W10 2A, 6.254%, 8/25/47(c)	739,004	755,025
Trust 2018-28 PT, 3.50%, 5/25/48	4,764,814	4,256,209
Trust 2018-55 MY, 3.50%, 8/25/48	4,219,381	3,717,533
United States 30 Day Average SOFR
+0.6640%, Trust 2013-98 FA, 6.00%, 9/25/43	8,999,414	8,872,777
+0.5140%, Trust 2004-W14 1AF, 5.85%, 7/25/44	668,755	628,661
Freddie Mac

	Par Value	Value
Series 2456 CJ, 6.50%, 6/15/32	$33,614	$34,527
Series 3312 AB, 6.50%, 6/15/32	777,017	797,467
Series T-41 2A, 4.756%, 7/25/32(c)	96,123	92,498
Series 2587 ZU, 5.50%, 3/15/33	1,098,774	1,114,965
Series 2610 UA, 4.00%, 5/15/33	514,298	488,958
Series T-48 1A, 4.415%, 7/25/33(c)	1,246,313	1,167,629
Series 2708 ZD, 5.50%, 11/15/33	3,695,597	3,754,027
Series 3204 ZM, 5.00%, 8/15/34	1,949,804	1,949,502
Series 3330 GZ, 5.50%, 6/15/37	276,788	273,110
Series 3427 Z, 5.00%, 3/15/38	890,876	891,820
Series 4197 LZ, 4.00%, 4/15/43	11,354,127	10,759,217
Series 4215 LZ, 3.50%, 6/15/43	31,404,191	28,578,586
Series T-51 1A, 6.50%, 9/25/43(c)	35,806	36,709
Series T-59 1A1, 6.50%, 10/25/43	2,647,080	2,653,860
Series 4283 DW, 4.50%, 12/15/43(c)	18,442,039	18,040,421
Series 4283 EW, 4.50%, 12/15/43(c)	11,446,752	11,201,834
Series 4281 BC, 4.50%, 12/15/43(c)	31,982,754	31,270,345
Series 4319 MA, 4.50%, 3/15/44(c)	6,253,052	6,076,499
Series 4375 MZ, 3.50%, 8/15/44	17,021,865	15,084,380
Series 4438 ZP, 3.50%, 2/15/45	6,033,206	5,385,703
Series 4653 PZ, 3.50%, 2/15/47	19,917,834	17,683,884
Series 4680 GZ, 3.50%, 3/15/47	13,732,167	12,071,342
Series 4700 KZ, 3.50%, 7/15/47	2,703,293	2,378,581
Series 4722 CZ, 3.50%, 9/15/47	11,710,931	10,551,126
Series 5020 GT, 3.50%, 10/25/50	12,942,415	11,108,307
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4
Series 2017-4 M45T, 4.50%, 6/25/57	9,210,372	8,754,999
Ginnie Mae
Series 2010-115 Z, 4.50%, 9/20/40	6,606,810	6,360,023
Series 2014-184 GZ, 3.50%, 12/20/44	5,958,801	5,445,525
Series 2015-24 Z, 3.50%, 2/20/45	16,559,412	15,134,282
Series 2015-69 DZ, 3.50%, 5/20/45	4,019,807	3,682,064
Series 2015-69 KZ, 3.50%, 5/20/45	13,121,183	12,018,745
CME Term SOFR 1 Month
+1.3640%, Series 2020-H21 FL, 6.687%, 12/20/70	16,700,943	16,926,343
+0.7640%, Series 2014-H21 FA, 6.087%, 10/20/64	3,606,962	3,597,034
+0.7440%, Series 2015-H10 FB, 6.067%, 4/20/65	5,332,444	5,315,752
+0.7140%, Series 2015-H18 FB, 6.037%, 7/20/65	3,340,539	3,330,617
+0.7140%, Series 2015-H19 FK, 6.037%, 8/20/65	3,172,063	3,160,257
+0.7340%, Series 2015-H23 FA, 6.057%, 9/20/65	739,336	736,605
+0.8640%, Series 2016-H02 FB, 6.187%, 11/20/65	14,406,346	14,391,243
+1.0140%, Series 2016-H09 FM, 6.337%, 3/20/66	7,540,699	7,545,056
+1.0140%, Series 2016-H09 FH, 6.337%, 4/20/66	9,573,343	9,578,994
+0.8940%, Series 2016-H19 FA, 6.217%, 9/20/66	4,076,546	4,072,641
+0.8640%, Series 2016-H23 F, 6.187%, 10/20/66	22,139,281	22,244,930
+0.9140%, Series 2016-H24 FB, 6.237%, 11/20/66	10,873,886	10,864,924
+0.9240%, Series 2017-H02 GF, 6.247%, 12/20/66	5,620,092	5,615,910
PAGE 3 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
	Par Value	Value
+0.6840%, Series 2017-H17 FB, 6.007%, 9/20/67	$14,717,956	$14,710,940
+0.6140%, Series 2018-H20 FB, 5.937%, 6/20/68	18,503,625	18,379,873
+0.6140%, Series 2018-H20 FE, 5.937%, 11/20/68	17,721,211	17,602,160
+0.7140%, Series 2019-H15 F, 6.037%, 9/20/69	19,201,337	18,992,044
+0.7140%, Series 2019-H18 LF, 6.037%, 11/20/69	17,022,932	16,990,329
+0.7640%, Series 2019-H18 F, 6.087%, 11/20/69	20,487,274	20,510,107
+0.7640%, Series 2019-H17 FB, 6.087%, 11/20/69	64,510,408	63,920,635
+0.7640%, Series 2019-H20 AF, 6.087%, 11/20/69	12,737,266	12,618,403
+0.6640%, Series 2020-H06 FA, 5.987%, 3/20/70	64,878,794	63,985,530
+0.9640%, Series 2021-H16 HF, 6.287%, 9/20/71	6,276,382	6,260,811
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 5.883%, 2/20/67	28,639,246	28,500,123
+0.50%, Series 2022-H04 GF, 5.833%, 2/20/67	27,721,672	27,554,854
+0.50%, Series 2022-H07 FB, 5.833%, 1/20/68	90,353,279	89,342,840
+0.30%, Series 2022-H06 FA, 5.633%, 2/20/68	108,076,715	106,505,377
+0.50%, Series 2022-H07 AF, 5.833%, 2/20/68	36,312,526	35,948,427
+0.50%, Series 2022-H07 BF, 5.833%, 2/20/68	131,130,212	129,638,566
+0.50%, Series 2022-H07 FH, 5.833%, 6/20/68	6,635,464	6,576,010
+0.41%, Series 2022-H06 FC, 5.743%, 8/20/68	62,807,770	61,796,326
+1.30%, Series 2023-H08 EF, 6.633%, 7/20/71	69,314,633	70,207,967
+1.02%, Series 2023-H08 FE, 6.353%, 8/20/71	40,645,802	40,902,432
+1.00%, Series 2022-H20 FB, 6.333%, 8/20/71	41,170,510	41,007,298
+1.45%, Series 2021-H12 EF, 6.783%, 8/20/71	38,980,246	39,897,607
+0.70%, Series 2021-H17 FA, 6.033%, 11/20/71	32,905,796	32,699,967
+0.82%, Series 2021-H19 FM, 6.153%, 12/20/71	38,056,326	37,913,874
+0.80%, Series 2022-H08 FL, 6.123%, 12/20/71	97,486,643	96,567,061
+0.80%, Series 2022-H02 FC, 6.133%, 1/20/72	116,445,454	116,175,743
+0.35%, Series 2022-H01 FA, 5.683%, 1/20/72	48,741,804	47,327,204
+0.82%, Series 2022-H04 HF, 6.153%, 2/20/72	181,390,781	179,896,447
+0.75%, Series 2022-H07 F, 6.083%, 2/20/72	34,119,982	34,035,395
+0.75%, Series 2022-H08 FE, 6.073%, 3/20/72	52,009,635	51,354,657
+0.74%, Series 2022-H09 FC, 6.073%, 4/20/72	65,003,192	64,125,883

	Par Value	Value
+1%, Series 2022-H11 FG, 6.333%, 4/20/72	$17,207,109	$17,310,642
+0.95%, Series 2022-H10 FA, 6.283%, 5/20/72	101,396,084	101,784,167
+0.95%, Series 2022-H11 AF, 6.283%, 5/20/72	19,339,205	19,254,138
+0.90%, Series 2022-H11 F, 6.233%, 5/20/72	183,498,924	182,288,693
+0.97%, Series 2022-H11 EF, 6.303%, 5/20/72	44,451,581	44,646,337
+0.95%, Series 2022-H12 FA, 6.283%, 6/20/72	246,625,822	245,512,110
+1.10%, Series 2022-H23 FA, 6.433%, 10/20/72	237,293,648	238,913,486
+1.63%, Series 2023-H08 FG, 6.963%, 2/20/73	34,337,008	35,206,967
+1.42%, Series 2023-H13 FJ, 6.753%, 2/20/73	58,130,338	58,549,638
+1.10%, Series 2023-H08 FD, 6.433%, 3/20/73	139,524,370	140,899,969
+1.35%, Series 2023-H23 FH, 6.683%, 9/20/73	76,880,606	78,403,827
+2.10%, Series 2023-H23 DF, 7.433%, 9/20/73	88,019,041	90,907,500
CME Term SOFR 12 Month
+1.0150%, Series 2016-H21 CF, 6.396%, 9/20/66	7,857,840	7,847,372
+0.9950%, Series 2016-H27 BF, 6.389%, 12/20/66	14,443,361	14,428,203
+1.0150%, Series 2017-H02 BF, 6.134%, 1/20/67	41,610,223	41,532,337
+1.0250%, Series 2017-H02 FP, 6.144%, 1/20/67	17,410,174	17,379,439
+1.0150%, Series 2017-H03 F, 6.134%, 1/20/67	45,779,714	45,697,805
+0.9650%, Series 2017-H08 FG, 5.791%, 2/20/67	9,269,133	9,219,611
+0.9150%, Series 2017-H07 FQ, 5.741%, 3/20/67	1,793,036	1,785,964
+1.0150%, Series 2017-H10 FA, 6.072%, 4/20/67	11,192,054	11,173,056
+0.9150%, Series 2017-H12 FQ, 5.942%, 5/20/67	19,234,511	19,166,524
+1.0150%, Series 2017-H11 FB, 6.042%, 5/20/67	9,206,170	9,189,001
+0.9150%, Series 2017-H13 FQ, 6.173%, 6/20/67	47,062,057	46,978,348
+1.0150%, Series 2017-H14 FA, 6.273%, 6/20/67	9,251,571	9,258,938
+0.9150%, Series 2017-H16 BF, 5.51%, 8/20/67	10,814,164	10,783,313
+0.9850%, Series 2017-H17 FQ, 6.366%, 9/20/67	32,838,789	32,772,609
+0.9650%, Series 2017-H18 GF, 5.576%, 9/20/67	10,740,331	10,716,585
+0.9650%, Series 2017-H20 FB, 6.135%, 10/20/67	23,188,474	23,134,224
+0.9450%, Series 2017-H20 BF, 6.314%, 10/20/67	78,664,517	78,442,871
+0.9450%, Series 2017-H20 FG, 6.314%, 10/20/67	38,221,523	38,106,319
+0.9350%, Series 2017-H21 FA, 5.83%, 10/20/67	14,150,550	14,110,851
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 4

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
	Par Value	Value
+0.9150%, Series 2017-H22 FK, 6.349%, 11/20/67	$8,266,134	$8,243,080
+0.9350%, Series 2017-H22 FH, 6.369%, 11/20/67	11,414,044	11,391,204
+0.9350%, Series 2017-H22 FA, 6.369%, 11/20/67	69,450,160	69,261,547
+0.7750%, Series 2018-H02 GF, 5.545%, 12/20/67	27,953,829	27,683,373
+0.8950%, Series 2017-H25 CF, 6.289%, 12/20/67	17,295,736	17,223,578
+0.8750%, Series 2017-H25 FE, 6.269%, 12/20/67	16,832,465	16,746,843
+0.8650%, Series 2018-H01 FL, 5.984%, 12/20/67	19,027,736	18,917,573
+0.8650%, Series 2018-H01 FE, 5.984%, 1/20/68	8,801,527	8,748,085
+0.7950%, Series 2018-H02 FA, 5.565%, 1/20/68	21,466,001	21,303,398
+0.7750%, Series 2018-H02 HF, 5.545%, 1/20/68	50,365,386	49,919,758
+0.8150%, Series 2018-H03 FD, 5.585%, 2/20/68	37,091,745	36,510,451
+0.8650%, Series 2018-H02 PF, 5.635%, 2/20/68	18,984,494	18,834,179
+0.8150%, Series 2018-H02 FM, 5.585%, 2/20/68	24,102,263	23,814,431
+0.7550%, Series 2018-H05 BF, 5.581%, 2/20/68	26,958,595	26,719,230
+0.7850%, Series 2018-H05 FE, 5.611%, 2/20/68	26,409,007	26,177,830
+0.7650%, Series 2018-H11 FA, 4.853%, 2/20/68	12,411,840	12,344,688
+0.7650%, Series 2018-H04 FC, 5.591%, 2/20/68	1,970,193	1,954,455
+0.7750%, Series 2018-H05 CF, 5.601%, 3/20/68	7,386,038	7,260,038
+0.7650%, Series 2018-H06 AF, 5.822%, 3/20/68	27,504,114	27,335,660
+0.7450%, Series 2018-H06 MF, 5.802%, 3/20/68	8,379,378	8,317,178
+0.7550%, Series 2018-H04 FJ, 5.581%, 3/20/68	41,409,922	41,027,617
+0.7550%, Series 2018-H04 FK, 5.581%, 3/20/68	15,329,226	15,067,999
+0.7350%, Series 2018-H06 BF, 5.792%, 4/20/68	11,515,974	11,307,428
+0.7650%, Series 2018-H06 EF, 5.822%, 4/20/68	19,781,353	19,464,072
+0.7650%, Series 2018-H06 JF, 5.822%, 4/20/68	20,704,584	20,358,766
+0.7550%, Series 2018-H07 FA, 5.782%, 5/20/68	19,840,339	19,509,664
+0.8650%, Series 2018-H09 FC, 6.123%, 6/20/68	18,294,130	18,098,699
+0.9650%, Series 2018-H10 FV, 5.822%, 7/20/68	19,144,744	18,954,110
+0.8350%, Series 2018-H15 FK, 5.588%, 8/20/68	16,177,649	16,090,766
+0.8150%, Series 2018-H17 DF, 6.084%, 10/20/68	32,881,970	32,578,319
+0.9350%, Series 2018-H19 FG, 6.369%, 11/20/68	14,992,853	14,801,442
+1.0150%, Series 2018-H19 FE, 6.449%, 11/20/68	17,420,942	17,401,690

	Par Value	Value
+1.1150%, Series 2019-H04 FE, 5.941%, 2/20/69	$14,426,014	$14,393,508
+1.1150%, Series 2019-H16 FC, 5.627%, 10/20/69	8,574,622	8,532,428
+1.1150%, Series 2019-H18 EF, 6.549%, 10/20/69	14,468,910	14,402,471
+1.2150%, Series 2019-H17 FA, 6.649%, 11/20/69	31,132,097	31,128,271
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	1,502,653	1,461,945
		4,554,662,797
Federal Agency Mortgage Pass-Through: 37.3%
Fannie Mae, 15 Year
5.50%, 10/1/24 - 7/1/25	5,275	5,281
5.00%, 9/1/25	486	482
4.00%, 9/1/25 - 11/1/33	108,933,121	104,750,888
3.50%, 9/1/28 - 12/1/29	13,949,981	13,518,071
4.50%, 3/1/29	630,733	626,170
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	84,448,709	83,019,995
4.00%, 9/1/30 - 3/1/37	459,768,988	444,050,699
3.50%, 11/1/35 - 4/1/37	72,202,827	68,406,630
2.00%, 6/1/41 - 3/1/42	396,592,711	333,343,085
2.50%, 9/1/41 - 6/1/42	183,356,102	158,505,306
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	28,815,969	29,321,886
7.00%, 4/1/32 - 2/1/39	2,686,918	2,802,442
6.50%, 12/1/32 - 8/1/39	12,171,082	12,532,869
5.50%, 2/1/33 - 11/1/39	42,825,624	42,991,414
4.50%, 11/1/35 - 11/1/48	486,354,363	469,857,376
5.00%, 7/1/37 - 3/1/49	29,715,235	29,338,280
4.00%, 10/1/40 - 7/1/53	941,347,723	864,358,751
3.50%, 2/1/48 - 10/1/53	2,743,794,677	2,437,642,272
2.50%, 6/1/50 - 4/1/52	3,372,527,353	2,795,582,132
2.00%, 6/1/50 - 1/1/52	2,895,208,245	2,297,395,921
2.00%, 7/1/50	545,304,059	430,678,686
3.50%, 1/1/51	658,164,781	589,262,405
3.00%, 4/1/52 - 5/1/52	213,161,109	183,715,548
3.50%, 5/1/52	2,506,592,647	2,220,150,369
3.50%, 6/1/52	494,403,193	437,905,965
3.50%, 7/1/52	586,721,352	519,658,379
4.00%, 9/1/52	696,722,362	638,267,851
3.50%, 9/1/52	437,966,439	387,818,161
3.50%, 12/1/52	379,397,072	335,955,136
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	54,362,430	51,693,810
2.50%, 3/1/62	137,157,545	107,807,839
Fannie Mae, Hybrid ARM
6.374%, 10/1/33(c)	358,371	367,244
6.409%, 7/1/34(c)	373,484	376,904
5.803%, 8/1/34 - 10/1/44(c)	1,882,915	1,917,839
6.143%, 8/1/34(c)	7,476	7,589
6.088%, 9/1/34(c)	379,854	387,934
5.638%, 10/1/34(c)	259,082	258,974
6.192%, 1/1/35(c)	343,550	346,047
6.134%, 1/1/35(c)	283,306	281,857
6.174%, 4/1/35(c)	307,407	309,155
7.375%, 6/1/35(c)	133,917	134,195
6.357%, 7/1/35(c)	406,808	419,430
6.403%, 7/1/35(c)	143,354	144,448
5.761%, 7/1/35(c)	52,875	53,057
6.25%, 7/1/35 - 12/1/36(c)	311,336	313,180
6.004%, 8/1/35(c)	328,737	332,860
PAGE 5 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
	Par Value	Value
5.689%, 8/1/35(c)	$660,906	$664,154
5.553%, 8/1/35(c)	228,526	227,776
6.017%, 9/1/35(c)	246,859	247,992
5.845%, 10/1/35(c)	341,194	342,937
5.998%, 10/1/35(c)	168,245	169,108
5.995%, 11/1/35(c)	290,302	295,245
6.066%, 1/1/36(c)	656,345	674,291
5.869%, 1/1/36(c)	542,521	546,481
6.457%, 1/1/36(c)	2,159,847	2,214,532
7.024%, 11/1/36(c)	401,599	406,256
6.787%, 12/1/36(c)	242,195	247,668
5.814%, 1/1/37(c)	613,287	616,292
6.368%, 2/1/37(c)	401,888	407,902
7.35%, 4/1/37(c)	143,061	146,345
6.018%, 8/1/37(c)	56,770	57,301
5.723%, 11/1/37(c)	201,190	200,746
7.467%, 5/1/38(c)	718,668	727,376
6.336%, 5/1/38(c)	24,064,682	24,698,350
6.131%, 9/1/38(c)	89,101	89,703
5.812%, 10/1/38 - 11/1/44(c)	4,120,043	4,208,202
6.086%, 10/1/38(c)	169,086	169,880
6.231%, 10/1/38(c)	168,721	170,479
5.902%, 6/1/39(c)	90,323	92,213
6.036%, 12/1/39(c)	288,487	291,436
7.022%, 4/1/42(c)	1,318,656	1,347,740
5.92%, 9/1/42(c)	563,702	568,609
5.938%, 11/1/42(c)	843,808	864,393
7.269%, 12/1/42(c)	1,948,491	1,987,635
5.838%, 2/1/43 - 1/1/45(c)	2,056,727	2,096,963
6.241%, 2/1/43(c)	308,439	311,401
7.10%, 5/1/43(c)	472,686	479,675
6.97%, 6/1/43(c)	186,469	186,688
5.72%, 9/1/43(c)	181,262	180,469
5.81%, 9/1/43 - 12/1/43(c)	1,419,231	1,452,977
7.495%, 9/1/43(c)	121,599	124,215
6.065%, 10/1/43(c)	3,913,342	3,998,742
5.782%, 11/1/43(c)	2,075,864	2,116,922
7.40%, 11/1/43(c)	2,773,595	2,836,180
6.05%, 2/1/44(c)	87,339	87,858
6.022%, 2/1/44(c)	1,215,274	1,241,081
5.946%, 2/1/44(c)	1,017,736	1,037,099
6.343%, 4/1/44(c)	1,316,921	1,337,535
6.186%, 4/1/44(c)	523,113	526,978
6.637%, 4/1/44 - 5/1/44(c)	2,365,120	2,407,442
7.239%, 4/1/44(c)	2,438,995	2,490,163
6.236%, 4/1/44(c)	3,521,126	3,577,210
6.096%, 5/1/44(c)	4,746,467	4,840,209
6.054%, 7/1/44(c)	400,337	406,782
6.542%, 7/1/44(c)	1,473,831	1,508,603
6.546%, 7/1/44(c)	1,768,542	1,808,799
5.84%, 7/1/44 - 12/1/44(c)	3,520,147	3,590,248
5.83%, 7/1/44 - 12/1/44(c)	10,019,796	10,241,841
6.053%, 8/1/44(c)	1,423,851	1,457,351
5.967%, 8/1/44(c)	3,206,521	3,280,926
5.913%, 9/1/44(c)	1,245,840	1,277,915
5.89%, 9/1/44(c)	3,025,261	3,103,248
5.817%, 10/1/44(c)	1,933,550	1,978,149
5.818%, 10/1/44 - 11/1/44(c)	2,967,967	3,019,727
5.827%, 10/1/44(c)	1,889,741	1,928,152
5.825%, 10/1/44(c)	3,788,926	3,880,066
5.864%, 10/1/44(c)	1,077,683	1,104,021
5.85%, 10/1/44 - 12/1/44(c)	7,278,910	7,457,488
5.82%, 10/1/44(c)	539,786	544,441
5.823%, 11/1/44(c)	1,537,409	1,571,746

	Par Value	Value
5.949%, 11/1/44 - 4/1/45(c)	$5,774,306	$5,895,270
5.819%, 12/1/44(c)	2,506,659	2,558,512
5.903%, 2/1/45(c)	1,477,629	1,503,682
3.018%, 3/1/45(c)	19,947,247	20,394,517
6.09%, 3/1/45(c)	985,507	990,470
6.715%, 4/1/45(c)	669,025	670,565
6.161%, 8/1/45(c)	1,257,233	1,286,042
6.723%, 8/1/45(c)	1,054,506	1,078,769
7.104%, 10/1/45(c)	2,356,757	2,412,343
6.972%, 11/1/45(c)	1,951,785	1,997,913
7.11%, 3/1/46(c)	106,055	105,286
6.035%, 4/1/46(c)	5,157,602	5,259,920
7.124%, 4/1/46(c)	1,328,841	1,358,075
7.455%, 4/1/46(c)	117,912	118,898
6.985%, 4/1/46(c)	433,128	432,673
7.358%, 4/1/46(c)	212,612	216,089
6.52%, 5/1/46(c)	812,374	827,402
7.247%, 6/1/46(c)	277,775	284,294
6.84%, 6/1/46(c)	364,762	369,147
7.056%, 7/1/46(c)	390,656	400,140
7.279%, 12/1/46(c)	1,431,749	1,461,971
6.175%, 6/1/47(c)	1,923,131	1,969,594
4.161%, 6/1/47(c)	2,519,321	2,586,228
3.328%, 7/1/47(c)	4,291,203	4,399,590
3.241%, 7/1/47 - 8/1/47(c)	1,879,408	1,926,710
3.146%, 8/1/47(c)	664,190	674,076
2.942%, 8/1/47(c)	606,156	620,248
6.657%, 8/1/47(c)	2,433,156	2,491,990
3.09%, 10/1/47(c)	376,063	376,205
4.505%, 10/1/47(c)	1,181,250	1,205,651
2.881%, 11/1/47(c)	835,222	847,992
2.984%, 11/1/47(c)	1,676,104	1,700,086
3.235%, 1/1/48(c)	258,732	261,047
3.113%, 1/1/48(c)	634,925	638,449
3.244%, 3/1/48(c)	1,811,753	1,763,092
3.098%, 4/1/48(c)	986,998	987,087
3.144%, 5/1/48(c)	10,878,838	10,864,579
3.445%, 8/1/48 - 9/1/49(c)	14,922,161	14,695,441
3.347%, 10/1/48(c)	1,435,345	1,424,596
3.649%, 11/1/48(c)	1,293,318	1,286,326
3.321%, 4/1/49(c)	1,428,340	1,408,502
3.705%, 8/1/49(c)	6,003,329	5,912,023
3.622%, 8/1/49(c)	11,095,693	10,551,096
3.608%, 8/1/49(c)	2,624,270	2,583,994
3.365%, 9/1/49(c)	8,458,109	7,919,693
3.335%, 10/1/49(c)	1,601,613	1,543,134
2.661%, 1/1/50(c)	2,164,785	2,041,259
2.169%, 12/1/50(c)	23,943,113	21,109,509
2.044%, 5/1/52(c)	148,573,398	129,319,240
4.508%, 7/1/53(c)	36,882,828	35,406,255
4.281%, 7/1/53(c)	4,821,281	4,581,102
Freddie Mac, Hybrid ARM
6.029%, 9/1/33(c)	1,102,470	1,120,132
6.375%, 2/1/34 - 11/1/34(c)	1,265,716	1,289,563
6.048%, 8/1/34(c)	196,972	202,416
5.914%, 1/1/35(c)	78,608	78,619
6.472%, 2/1/35(c)	225,341	230,593
6.418%, 3/1/35(c)	236,353	241,740
7.00%, 4/1/35 - 5/1/37(c)	195,921	196,248
6.167%, 8/1/35(c)	269,186	274,124
6.12%, 8/1/35(c)	619,388	626,762
6.083%, 9/1/35(c)	353,897	355,974
5.875%, 10/1/35 - 11/1/44(c)	2,439,503	2,483,679
6.37%, 1/1/36(c)	651,299	667,956
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 6

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
	Par Value	Value
5.734%, 1/1/36(c)	$595,212	$598,984
5.972%, 1/1/36(c)	305,785	311,999
6.989%, 4/1/36(c)	599,598	613,636
6.094%, 8/1/36(c)	491,640	494,531
5.965%, 12/1/36(c)	279,835	282,274
6.049%, 1/1/37(c)	322,531	324,361
5.989%, 3/1/37 - 11/1/44(c)	1,359,122	1,377,859
6.939%, 4/1/37(c)	341,766	340,582
6.816%, 4/1/37(c)	341,125	347,703
6.105%, 7/1/37(c)	1,170,236	1,198,507
6.374%, 1/1/38(c)	125,211	126,366
5.572%, 2/1/38(c)	172,689	171,848
7.046%, 4/1/38(c)	576,980	578,683
6.494%, 4/1/38(c)	1,106,854	1,135,904
7.309%, 5/1/38(c)	115,931	116,156
5.959%, 6/1/38(c)	398,814	401,404
6.258%, 10/1/38(c)	74,042	73,844
6.367%, 10/1/38(c)	644,877	653,628
6.585%, 11/1/39(c)	354,372	358,966
6.132%, 7/1/43(c)	258,878	263,240
6.059%, 8/1/43(c)	3,478,521	3,490,634
5.89%, 10/1/43 - 1/1/45(c)	2,407,074	2,445,759
5.92%, 1/1/44(c)	904,708	923,141
5.985%, 1/1/44(c)	789,030	803,022
5.962%, 2/1/44(c)	2,154,992	2,196,204
6.21%, 4/1/44(c)	687,330	699,582
6.422%, 4/1/44(c)	588,172	599,732
6.299%, 5/1/44(c)	15,713,517	15,966,658
6.233%, 6/1/44(c)	2,040,602	2,074,388
6.948%, 6/1/44(c)	870,101	887,107
6.15%, 7/1/44(c)	824,170	835,400
5.88%, 7/1/44 - 1/1/45(c)	15,381,395	15,663,622
5.87%, 8/1/44 - 12/1/44(c)	7,984,603	8,120,421
6.081%, 8/1/44(c)	1,420,924	1,447,831
5.86%, 8/1/44 - 11/1/44(c)	2,920,930	2,976,841
5.874%, 9/1/44(c)	632,086	647,903
5.859%, 10/1/44(c)	2,331,550	2,377,324
5.866%, 11/1/44(c)	1,425,155	1,449,191
5.85%, 11/1/44 - 11/1/44(c)	5,785,177	5,876,681
5.863%, 11/1/44(c)	3,852,704	3,930,125
5.908%, 12/1/44(c)	2,670,065	2,716,929
5.885%, 1/1/45(c)	1,503,592	1,530,304
5.979%, 1/1/45(c)	1,202,805	1,225,308
6.191%, 1/1/45(c)	2,545,036	2,591,638
6.013%, 2/1/45(c)	1,702,184	1,733,912
6.079%, 4/1/45(c)	1,423,764	1,450,894
6.526%, 5/1/45(c)	3,752,494	3,809,016
6.175%, 6/1/45(c)	643,575	657,352
6.17%, 8/1/45(c)	4,204,434	4,287,201
6.406%, 8/1/45(c)	103,973	105,147
6.18%, 8/1/45(c)	1,294,559	1,321,296
6.775%, 9/1/45(c)	1,249,171	1,267,497
7.303%, 5/1/46(c)	1,277,528	1,304,177
6.736%, 5/1/46(c)	17,748,226	17,996,091
7.082%, 7/1/46(c)	2,163,965	2,207,215
7.141%, 9/1/46(c)	4,682,295	4,782,768
4.14%, 6/1/47(c)	1,079,623	1,104,538
3.046%, 8/1/47(c)	480,781	482,335
3.078%, 10/1/47(c)	846,424	856,815
3.38%, 11/1/47(c)	135,039	134,384
3.605%, 2/1/49(c)	2,731,186	2,679,373
2.177%, 11/1/50(c)	65,268,229	57,308,894
1.852%, 8/1/51(c)	197,093,790	176,657,979
1.975%, 4/1/52(c)	97,781,602	84,139,390

	Par Value	Value
2.307%, 5/1/52(c)	$34,093,590	$29,679,804
2.024%, 5/1/52(c)	95,669,882	82,746,385
3.331%, 6/1/52(c)	13,544,290	12,356,716
3.912%, 7/1/52(c)	9,342,378	8,910,572
4.069%, 9/1/52(c)	30,886,512	29,265,049
4.211%, 9/1/52(c)	46,032,687	44,453,373
4.115%, 10/1/52(c)	57,659,939	54,597,385
4.515%, 4/1/53(c)	49,012,976	46,901,196
4.524%, 6/1/53(c)	32,669,234	31,262,858
4.626%, 8/1/53(c)	25,283,914	24,288,242
4.778%, 8/1/53(c)	34,914,651	33,730,705
Freddie Mac Gold, 15 Year
5.50%, 12/1/24	2	2
4.50%, 3/1/25 - 6/1/26	141,883	141,014
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	234,075	238,494
4.50%, 5/1/30 - 1/1/34	23,131,677	22,788,642
4.00%, 9/1/31 - 10/1/35	122,122,245	118,238,713
3.50%, 7/1/35 - 1/1/36	44,404,950	42,074,468
Freddie Mac Gold, 30 Year
7.00%, 4/1/31 - 11/1/38	716,615	737,746
6.50%, 12/1/32 - 10/1/38	3,207,910	3,307,136
6.00%, 12/1/33 - 2/1/39	5,024,566	5,133,332
5.50%, 3/1/34 - 12/1/38	15,330,351	15,405,995
4.50%, 3/1/39 - 10/1/47	325,033,884	314,450,949
4.00%, 11/1/45 - 11/1/47	77,821,585	72,907,232
3.50%, 2/1/48	32,764,604	28,878,018
Freddie Mac Pool, 20 Year
2.50%, 10/1/41 - 3/1/42	111,122,813	95,743,177
Freddie Mac Pool, 30 Year
7.00%, 11/1/37	3,529	3,740
4.50%, 7/1/42	2,818,223	2,737,587
2.50%, 5/1/50 - 5/1/52	1,618,425,294	1,342,892,635
2.00%, 6/1/50 - 5/1/51	1,376,434,242	1,092,461,616
2.00%, 6/1/50	572,600,383	449,474,541
2.00%, 9/1/50	583,511,454	460,624,963
2.00%, 10/1/50	453,593,538	361,578,923
2.00%, 12/1/50	547,711,147	436,102,425
2.00%, 12/1/50	636,774,012	507,045,966
2.00%, 4/1/51	993,455,462	782,971,646
3.00%, 1/1/52	204,166,478	175,748,777
3.50%, 2/1/52 - 8/1/53	1,958,187,229	1,739,105,494
2.50%, 5/1/52	452,333,230	372,165,596
3.50%, 5/1/52	1,727,953,293	1,530,370,491
3.50%, 7/1/52	616,253,827	545,770,479
4.00%, 8/1/52 - 3/1/53	632,249,932	578,644,487
3.50%, 9/1/52	626,146,803	554,513,130
4.00%, 9/1/52	392,940,529	359,585,434
Ginnie Mae, 20 Year
4.00%, 1/20/35	1,901,931	1,832,120
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 5/15/25	99	99
7.00%, 5/15/28	11,905	11,920
		29,416,681,508
		33,971,344,305
		38,300,710,824
Corporate: 31.6%
Financials: 13.9%
Bank of America Corp.
4.20%, 8/26/24	161,245,000	160,838,205
4.25%, 10/22/26	160,849,000	156,856,580
6.204%, 11/10/28(d)	43,160,000	44,447,382
3.419%, 12/20/28(d)	6,195,000	5,825,305
2.496%, 2/13/31(d)	76,530,000	66,148,641
PAGE 7 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
	Par Value	Value
2.572%, 10/20/32(d)	$19,536,000	$16,192,485
5.015%, 7/22/33(d)	16,675,000	16,298,498
5.288%, 4/25/34(d)	24,950,000	24,688,130
3.846%, 3/8/37(d)	422,761,000	370,494,077
Barclays PLC (United Kingdom)
5.20%, 5/12/26	55,538,000	54,900,420
5.304%, 8/9/26(d)	12,500,000	12,417,171
5.829%, 5/9/27(d)	133,720,000	133,916,050
5.674%, 3/12/28(d)	35,000,000	35,053,389
4.836%, 5/9/28	100,714,000	97,245,500
5.501%, 8/9/28(d)	64,325,000	64,204,195
6.49%, 9/13/29(d)	73,850,000	76,449,345
5.69%, 3/12/30(d)	55,000,000	55,147,434
5.088%, 6/20/30(d)	74,029,000	70,775,360
7.437%, 11/2/33(d)	10,000,000	10,997,332
6.224%, 5/9/34(d)	32,625,000	33,428,563
7.119%, 6/27/34(d)	74,766,000	79,322,516
3.564%, 9/23/35(d)	2,550,000	2,190,562
BNP Paribas SA (France)
4.25%, 10/15/24	377,141,000	375,134,289
4.375%, 9/28/25(b)	94,549,000	92,843,393
4.375%, 5/12/26(b)	133,239,000	129,634,435
4.625%, 3/13/27(b)	276,865,000	269,506,919
2.871%, 4/19/32(b)(d)	24,300,000	20,370,131
2.588%, 8/12/35(b)(d)	31,975,000	26,134,783
Boston Properties, Inc.
3.20%, 1/15/25	46,540,000	45,846,005
3.65%, 2/1/26	28,585,000	27,586,291
6.75%, 12/1/27	28,785,000	29,528,267
4.50%, 12/1/28	100,864,000	95,147,009
3.40%, 6/21/29	63,856,000	56,754,025
2.90%, 3/15/30	44,800,000	38,008,549
3.25%, 1/30/31	156,398,000	132,191,002
6.50%, 1/15/34	111,453,000	113,365,712
Capital One Financial Corp.
3.20%, 2/5/25	45,346,000	44,655,951
4.20%, 10/29/25	136,372,000	133,552,469
2.636%, 3/3/26(d)	36,715,000	35,928,844
3.75%, 7/28/26	11,860,000	11,447,732
4.927%, 5/10/28(d)	92,120,000	90,814,122
6.312%, 6/8/29(d)	72,314,000	73,990,489
5.70%, 2/1/30(d)	36,730,000	36,904,690
7.624%, 10/30/31(d)	89,549,000	98,581,859
5.268%, 5/10/33(d)	94,645,000	91,334,641
6.377%, 6/8/34(d)	69,872,000	71,685,892
Citigroup, Inc.
4.00%, 8/5/24	30,925,000	30,862,034
4.45%, 9/29/27	46,104,000	44,939,130
4.412%, 3/31/31(d)	88,675,000	84,513,513
6.625%, 6/15/32	1,650,000	1,761,116
3.785%, 3/17/33(d)	136,430,000	121,563,029
6.174%, 5/25/34(d)	95,775,000	97,402,237
United States 90 Day Average SOFR
+6.63%, 11.961%, 10/30/40(e)	422,596,200	498,663,516
HSBC Holdings PLC (United Kingdom)
4.755%, 6/9/28(d)	17,750,000	17,448,288
5.21%, 8/11/28(d)	20,125,000	19,992,966
4.95%, 3/31/30	66,043,000	64,912,687
3.973%, 5/22/30(d)	19,800,000	18,508,575
2.848%, 6/4/31(d)	105,055,000	90,814,304
2.357%, 8/18/31(d)	32,125,000	26,841,438
4.762%, 3/29/33(d)	222,457,000	206,365,998
8.113%, 11/3/33(d)	165,881,000	187,387,739

	Par Value	Value
6.547%, 6/20/34(d)	$46,314,000	$47,833,971
7.399%, 11/13/34(d)	36,050,000	39,049,520
6.50%, 5/2/36	223,062,000	233,250,616
6.50%, 9/15/37	188,637,000	195,564,320
6.80%, 6/1/38	10,598,000	11,545,372
JPMorgan Chase & Co.
4.125%, 12/15/26	116,002,000	113,016,429
4.25%, 10/1/27	130,565,000	127,255,598
5.04%, 1/23/28(d)	46,575,000	46,322,937
8.75%, 9/1/30(e)	81,457,000	95,188,047
2.739%, 10/15/30(d)	9,930,000	8,785,958
4.493%, 3/24/31(d)	364,140,000	350,749,738
2.522%, 4/22/31(d)	67,340,000	58,203,755
2.956%, 5/13/31(d)	168,863,000	147,994,770
4.586%, 4/26/33(d)	48,290,000	46,065,576
5.717%, 9/14/33(d)	156,481,000	158,647,146
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	215,702,000	214,578,788
4.582%, 12/10/25	70,021,000	68,746,151
4.65%, 3/24/26	92,116,000	90,421,527
4.716%, 8/11/26(d)	13,000,000	12,850,489
3.75%, 3/18/28(d)	103,445,000	98,922,868
5.721%, 6/5/30(d)	102,925,000	103,761,376
7.953%, 11/15/33(d)	154,411,000	173,263,544
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(d)	250,837,000	232,185,804
4.892%, 5/18/29(d)	12,550,000	12,267,809
5.808%, 9/13/29(d)	158,345,000	160,414,403
6.016%, 3/2/34(d)	70,810,000	72,381,998
6.475%, 6/1/34(d)	130,800,000	132,865,720
3.032%, 11/28/35(d)	38,731,000	32,423,098
The Charles Schwab Corp.
5.643%, 5/19/29(d)	63,710,000	64,545,246
6.196%, 11/17/29(d)	113,975,000	118,538,292
5.853%, 5/19/34(d)	35,945,000	36,646,600
6.136%, 8/24/34(d)	80,695,000	84,030,797
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	345,110,000	329,986,103
5.727%, 4/25/30(d)	65,940,000	67,110,831
UBS Group AG (Switzerland)
6.327%, 12/22/27(b)(d)	46,075,000	46,841,204
6.246%, 9/22/29(b)(d)	20,375,000	20,948,786
5.617%, 9/13/30(b)(d)	97,375,000	97,789,885
6.537%, 8/12/33(b)(d)	32,787,000	34,406,288
5.959%, 1/12/34(b)(d)	326,452,000	331,363,575
6.301%, 9/22/34(b)(d)	68,550,000	71,287,987
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(d)	310,791,000	317,124,607
5.459%, 6/30/35(b)(d)	208,552,000	195,366,258
Unum Group
7.25%, 3/15/28	18,654,000	19,530,552
6.75%, 12/15/28	8,052,000	8,350,205
Wells Fargo & Co.
4.10%, 6/3/26	128,615,000	125,282,052
4.30%, 7/22/27	157,500,000	153,337,335
5.707%, 4/22/28(d)	93,625,000	94,435,151
5.198%, 1/23/30(d)	129,850,000	129,304,790
2.879%, 10/30/30(d)	46,575,000	41,314,624
2.572%, 2/11/31(d)	43,615,000	37,747,481
3.35%, 3/2/33(d)	17,184,000	14,902,061
4.897%, 7/25/33(d)	104,909,000	100,908,224
5.389%, 4/24/34(d)	84,005,000	83,044,617
		10,949,462,088
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 8

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
	Par Value	Value
Industrials: 15.1%
AT&T, Inc.
2.75%, 6/1/31	$113,627,000	$97,298,098
2.55%, 12/1/33	63,112,000	50,183,319
3.80%, 12/1/57	79,176,000	55,315,197
Bayer AG (Germany)
4.25%, 12/15/25(b)	44,030,000	43,073,592
4.375%, 12/15/28(b)	4,485,000	4,259,176
6.25%, 1/21/29(b)	118,950,000	121,456,925
6.375%, 11/21/30(b)	121,250,000	124,253,633
6.50%, 11/21/33(b)	148,456,000	151,870,957
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	62,934,000	56,386,895
6.343%, 8/2/30	36,270,000	37,812,470
2.726%, 3/25/31	71,535,000	60,326,017
4.742%, 3/16/32	278,990,000	264,734,730
7.75%, 10/19/32	39,620,000	44,552,109
6.421%, 8/2/33	71,910,000	75,183,663
4.39%, 8/15/37	15,384,000	12,981,339
7.079%, 8/2/43	38,770,000	40,854,264
4.54%, 8/15/47	19,605,000	15,095,535
5.65%, 3/16/52	53,415,000	47,689,465
Burlington Northern Santa Fe LLC(f)
3.442%, 6/16/28(b)	59,358,005	56,445,426
Cemex SAB de CV (Mexico)
5.45%, 11/19/29(b)	72,517,000	71,251,535
5.20%, 9/17/30(b)	215,257,000	207,903,024
3.875%, 7/11/31(b)	96,625,000	85,190,465
Charter Communications, Inc.
4.908%, 7/23/25	24,844,000	24,602,670
4.25%, 2/1/31(b)	42,650,000	34,821,204
4.50%, 5/1/32	199,328,000	160,543,037
4.40%, 4/1/33	40,540,000	35,737,753
4.50%, 6/1/33(b)	367,141,000	288,985,419
4.25%, 1/15/34(b)	91,815,000	69,692,876
6.55%, 5/1/37	45,633,000	43,214,651
6.75%, 6/15/39	122,177,000	118,189,900
6.484%, 10/23/45	499,117,000	455,883,680
5.375%, 5/1/47	81,490,000	65,102,907
5.75%, 4/1/48	262,010,000	219,052,541
5.125%, 7/1/49	64,764,000	49,712,942
4.80%, 3/1/50	24,875,000	18,247,999
5.25%, 4/1/53	155,965,000	122,357,978
Cox Enterprises, Inc.
3.85%, 2/1/25(b)	218,070,000	215,438,687
3.35%, 9/15/26(b)	160,316,000	153,262,774
3.50%, 8/15/27(b)	32,437,000	30,662,226
5.45%, 9/15/28(b)	41,340,000	41,548,258
1.80%, 10/1/30(b)	12,069,000	9,705,407
5.70%, 6/15/33(b)	30,560,000	30,394,873
CRH PLC
3.875%, 5/18/25(b)	61,144,000	60,099,499
CVS Health Corp.
4.30%, 3/25/28	32,925,000	31,792,988
5.40%, 6/1/29	58,075,000	58,151,841
3.75%, 4/1/30	72,899,000	67,087,170
5.55%, 6/1/31	35,675,000	35,706,365
4.125%, 4/1/40	56,970,000	46,023,472
Dell Technologies, Inc.
6.02%, 6/15/26	10,901,000	11,015,052
6.10%, 7/15/27	37,430,000	38,383,033
Dillard's, Inc.
7.75%, 7/15/26	20,761,000	21,440,193

	Par Value	Value
7.75%, 5/15/27	$13,038,000	$13,587,754
7.00%, 12/1/28	27,885,000	28,869,424
Elanco Animal Health, Inc.
6.65%, 8/28/28	118,047,000	119,660,584
Ford Motor Credit Co. LLC(f)
4.063%, 11/1/24	139,430,000	138,589,641
5.125%, 6/16/25	61,494,000	61,029,285
4.134%, 8/4/25	39,675,000	38,930,490
3.375%, 11/13/25	219,485,000	212,418,661
4.389%, 1/8/26	31,215,000	30,549,528
6.95%, 3/6/26	18,575,000	18,874,979
4.542%, 8/1/26	22,235,000	21,641,873
2.70%, 8/10/26	232,414,000	218,297,973
4.95%, 5/28/27	63,225,000	61,714,706
7.35%, 11/4/27	73,750,000	76,847,066
6.80%, 5/12/28	167,600,000	172,667,099
Foundry JV Holdco LLC(f)
5.90%, 1/25/30(b)	54,850,000	55,633,668
6.15%, 1/25/32(b)	46,000,000	46,890,764
GE HealthCare Technologies, Inc.
5.857%, 3/15/30	16,550,000	17,008,722
5.905%, 11/22/32	148,655,000	153,408,690
HCA Healthcare, Inc.
5.25%, 6/15/26	10,982,000	10,932,938
3.125%, 3/15/27	40,779,000	38,527,168
4.125%, 6/15/29	88,344,000	83,653,725
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(b)	599,752,000	590,632,705
3.50%, 7/26/26(b)	36,809,000	35,346,219
6.125%, 7/27/27(b)	88,230,000	89,761,030
3.875%, 7/26/29(b)	251,254,000	232,698,576
5.50%, 2/1/30(b)	164,000,000	162,470,264
5.875%, 7/1/34(b)	64,050,000	62,784,512
Kinder Morgan, Inc.
4.80%, 2/1/33	25,505,000	24,174,401
6.50%, 2/1/37	50,251,000	52,635,354
6.95%, 1/15/38	77,099,000	83,637,658
6.50%, 9/1/39	71,676,000	74,421,800
5.00%, 8/15/42	76,351,000	66,850,251
5.50%, 3/1/44	50,489,000	46,639,059
5.20%, 3/1/48	11,657,000	10,335,501
Macy's, Inc.
6.70%, 7/15/34(b)	55,075,000	47,159,885
Microchip Technology, Inc.
.983%, 9/1/24	22,110,000	21,922,629
Nordstrom, Inc.
6.95%, 3/15/28	19,867,000	20,022,896
Occidental Petroleum Corp.
2.90%, 8/15/24	209,466,000	208,446,822
Philip Morris International, Inc.
4.875%, 2/13/29	51,030,000	50,461,407
5.625%, 11/17/29	28,945,000	29,563,354
5.125%, 2/13/31	35,310,000	34,935,347
5.75%, 11/17/32	33,675,000	34,379,905
5.375%, 2/15/33	78,468,000	77,912,795
Prosus NV (China)
3.257%, 1/19/27(b)	27,741,000	25,963,270
4.85%, 7/6/27(b)	195,068,000	189,324,808
3.68%, 1/21/30(b)	211,672,000	188,121,769
3.061%, 7/13/31(b)	530,363,000	439,075,329
4.193%, 1/19/32(b)	99,455,000	87,733,859
4.027%, 8/3/50(b)	28,141,000	18,993,257
3.832%, 2/8/51(b)	20,835,000	13,552,138
4.987%, 1/19/52(b)	371,071,000	289,573,700
PAGE 9 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
	Par Value	Value
RTX Corp.
6.00%, 3/15/31	$56,290,000	$58,634,474
6.10%, 3/15/34	61,780,000	65,030,106
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	269,561,000	265,123,325
5.875%, 8/15/76(d)(e)	252,663,000	247,282,744
5.30%, 3/15/77(d)(e)	308,347,000	289,150,919
5.50%, 9/15/79(d)(e)	211,385,000	193,994,166
5.60%, 3/7/82(d)(e)	72,475,000	65,703,240
Telecom Italia SPA (Italy)
7.20%, 7/18/36	17,506,000	16,761,995
7.20%, 7/18/36(b)	52,317,000	53,917,900
7.721%, 6/4/38	56,913,000	55,521,193
7.721%, 6/4/38(b)	117,754,000	123,920,961
The Cigna Group
7.875%, 5/15/27	26,538,000	28,352,844
4.375%, 10/15/28	64,121,000	62,266,058
The Walt Disney Co.
6.65%, 11/15/37	40,967,000	46,057,004
T-Mobile U.S., Inc.
2.25%, 2/15/26	109,745,000	104,212,359
3.375%, 4/15/29	111,350,000	102,828,764
3.875%, 4/15/30	185,922,000	173,804,842
2.55%, 2/15/31	18,555,000	15,750,867
3.50%, 4/15/31	111,335,000	100,025,168
5.20%, 1/15/33	27,200,000	26,910,031
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	152,610,000	148,311,953
5.25%, 6/6/29(b)	50,542,000	48,596,775
Union Pacific Corp.
5.082%, 1/2/29	685,244	678,973
5.866%, 7/2/30	8,359,209	8,422,014
6.176%, 1/2/31	8,945,958	9,145,485
VMware, Inc.
1.40%, 8/15/26	83,335,000	76,732,994
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	244,190,000	251,612,888
Zoetis, Inc.
4.50%, 11/13/25	101,129,000	99,900,669
		11,948,891,178
Utilities: 2.6%
American Electric Power Co., Inc.
5.699%, 8/15/25	81,965,000	82,029,841
Dominion Energy, Inc.
1.45%, 4/15/26	30,645,000	28,538,683
3.375%, 4/1/30	23,495,000	21,222,904
5.75%, 10/1/54(d)(e)	240,423,000	239,746,382
Enel SPA (Italy)
5.00%, 6/15/32(b)	7,150,000	6,793,134
7.50%, 10/14/32(b)	17,497,000	19,352,770
6.80%, 9/15/37(b)	138,247,000	147,313,461
6.00%, 10/7/39(b)	160,975,000	158,565,127
NextEra Energy, Inc.
4.255%, 9/1/24	87,585,000	87,305,070
6.051%, 3/1/25	47,610,000	47,701,093
5.749%, 9/1/25	46,355,000	46,455,457
4.625%, 7/15/27	137,990,000	135,733,985
4.90%, 3/15/29	197,220,000	195,103,186
The Southern Co.
4.475%, 8/1/24	117,990,000	117,821,723
5.113%, 8/1/27	168,975,000	168,573,965
4.85%, 6/15/28	95,150,000	94,157,675

	Par Value	Value
4.00%, 1/15/51(d)(e)	$317,309,000	$307,642,181
3.75%, 9/15/51(d)(e)	145,426,000	136,555,174
		2,040,611,811
		24,938,965,077
Total Debt Securities (Cost $81,779,943,822)		$77,600,592,741
Short-Term Investments: 2.9%
	Par Value/ Shares	Value
Repurchase Agreements: 2.2%
Fixed Income Clearing Corporation(g) 5.29%, dated 6/28/24, due 7/1/24, maturity value $1,158,510,485	$1,158,000,000	$1,158,000,000
Fixed Income Clearing Corporation(g) 2.70%, dated 6/28/24, due 7/1/24, maturity value $79,058,239	79,040,455	79,040,455
Royal Bank of Canada(g) 5.30%, dated 6/28/24, due 7/1/24, maturity value $250,110,417	250,000,000	250,000,000
Standard Chartered(g) 5.31%, dated 6/28/24, due 7/1/24, maturity value $250,110,625	250,000,000	250,000,000
		1,737,040,455
Money Market Fund: 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class	522,222,453	522,222,453
Total Short-Term Investments (Cost $2,259,262,908)		$2,259,262,908
Total Investments In Securities (Cost $84,039,206,730)	101.3%	$79,859,855,649
Other Assets Less Liabilities	(1.3)%	(1,028,053,116)
Net Assets	100.0%	$78,831,802,533
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 10

Portfolio of Investments (unaudited) June 30, 2024
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(g)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 0.75%-4.75%, 3/31/26-
11/15/52. U.S. Treasury Inflation Indexed Note 0.75%, 2/15/45. Total collateral value is $1,261,781,299.
Royal Bank of Canada: U.S. Treasury Notes 0.50%-4.125%, 2/15/27-5/15/28. Total
collateral value is $255,112,716.
Standard Chartered: U.S. Treasury Notes 0.375%-4.50%, 8/31/24-12/31/28.
U.S.Treasury Bonds 2.00%-3.25%, 5/15/42-5/15/52. Total collateral value is
$255,112,852.

*	Rounds to 0.0%.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
USD United States Dollar
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	37,232	9/19/24	$4,094,938,250	$42,596,462
Ultra Long-Term U.S. Treasury Bond— Long Position	14,740	9/19/24	1,847,566,875	20,498,796
				$63,095,258
PAGE 11 ■  Dodge & Cox Income FundSee accompanying Notes to Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2024
Assets:
Investments in securities, at value (cost $84,039,206,730)	$79,859,855,649
Cash pledged as collateral for delayed delivery securities	10,920,000
Cash denominated in foreign currency (cost $2,922,487)	2,922,487
Deposits with broker for futures contracts	155,534,000
Receivable for investments sold	9,265,749
Receivable for Fund shares sold	104,483,721
Dividends and interest receivable	677,070,904
Expense reimbursement receivable	295,802
Prepaid expenses and other assets	197,339
80,820,545,651
Liabilities:
Cash received as collateral for delayed delivery securities	980,000
Payable for variation margin for futures contracts	34,302,926
Payable for investments purchased	1,874,344,055
Payable for Fund shares redeemed	51,949,421
Management fees payable	25,157,237
Accrued expenses	2,009,479
1,988,743,118
Net Assets	$78,831,802,533
Net Assets Consist of:
Paid in capital	$85,313,514,351
Accumulated loss	(6,481,711,818)
$78,831,802,533
Class I
Total net assets	$65,739,211,987
Shares outstanding (par value $0.01 each, unlimited shares authorized)	5,310,028,725
Net asset value per share	$12.38
Class X
Total net assets	$13,092,590,546
Shares outstanding (par value $0.01 each, unlimited shares authorized)	1,056,703,127
Net asset value per share	$12.39

Statement of Operations (unaudited)
Six Months Ended June 30, 2024
Investment Income:
Dividends	$25,747,248
Interest	1,739,193,360
1,764,940,608
Expenses:
Investment advisory fees	110,946,435
Administrative services fees
Class I	31,408,175
Class X	2,786,985
Custody and fund accounting fees	406,538
Professional services	144,020
Shareholder reports	710,844
Registration fees	847,534
Trustees fees	206,555
Miscellaneous	1,314,327
Total expenses	148,771,413
Expenses reimbursed by investment manager	(1,555,605)
Net expenses	147,215,808
Net Investment Income	1,617,724,800
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities	(198,082,693)
Futures contracts	18,497,013
Net change in unrealized appreciation/depreciation
Investments in securities	(1,166,055,289)
Futures contracts	(69,427,255)
Net realized and unrealized loss	(1,415,068,224)
Net Change in Net Assets From Operations	$202,656,576

Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$1,617,724,800	$2,591,047,768
Net realized gain (loss)	(179,585,680)	(516,464,492)
Net change in unrealized appreciation/depreciation	(1,235,482,544)	2,719,078,710
	202,656,576	4,793,661,986
Distributions to Shareholders:
Class I	(1,359,443,273)	(2,257,462,580)
Class X	(258,877,086)	(311,535,114)
Total distributions	(1,618,320,359)	(2,568,997,694)
Fund Share Transactions:
Class I
Proceeds from sales of shares	12,038,428,060	18,984,687,474
Reinvestment of distributions	1,171,236,286	1,937,927,900
Cost of shares redeemed	(6,863,663,552)	(15,818,674,838)
Class X
Proceeds from sales of shares	4,376,789,413	5,832,500,925
Reinvestment of distributions	252,117,930	298,488,246
Cost of shares redeemed	(883,332,774)	(1,368,489,628)
Net change from Fund share transactions	10,091,575,363	9,866,440,079
Total change in net assets	8,675,911,580	12,091,104,371
Net Assets:
Beginning of period	70,155,890,953	58,064,786,582
End of period	$78,831,802,533	$70,155,890,953
Share Information:
Class I
Shares sold	968,023,796	1,540,304,679
Distributions reinvested	94,066,444	157,861,929
Shares redeemed	(552,938,103)	(1,287,963,859)
Net change in shares outstanding	509,152,137	410,202,749
Class X
Shares sold	351,435,141	472,544,610
Distributions reinvested	20,229,880	24,297,603
Shares redeemed	(71,070,575)	(111,430,656)
Net change in shares outstanding	300,594,446	385,411,557
See accompanying Notes to Financial StatementsDodge & Cox Income Fund ■  PAGE 12

Notes to Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Income Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on January 3, 1989, and seeks high and stable current income consistent with long-term preservation of capital. Risk considerations and investment strategies of the Fund are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers rel evant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, and gain/loss on paydowns. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Dividend income is recorded on the ex-dividend date.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual
PAGE 13 ■ Dodge & Cox Income Fund

Notes to Financial Statements (unaudited)
right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$11,676,523,436
Government-Related	—	2,684,393,404
Securitized	—	38,300,710,824
Corporate	—	24,938,965,077
Short-Term Investments
Repurchase Agreements	—	1,737,040,455
Money Market Fund	522,222,453	—
Total Securities	$522,222,453	$79,337,633,196
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Other Investments
Futures Contracts
Appreciation	$63,095,258	$—
Note 3: Derivative Instruments
The Fund may use derivatives either to minimize the impact of certain risks to one or more of its investments (as a ‘‘hedging technique’’) or to implement its investment strategy. A derivative is a financial instrument whose value is derived from a security, currency, interest rate, index, or other financial instrument.
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time of the contract. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker. Subsequent payments (referred to as "variation margin") to and from the clearing broker are made on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains and losses on futures contracts are recorded in the Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
Additional derivative information The following identifies the location on the Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
Interest Rate Derivatives
Assets
Futures contracts(a)	$63,095,258
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Statement of Assets and Liabilities.
Dodge & Cox Income Fund ■ PAGE 14

Notes to Financial Statements (unaudited)
The following summarizes the effect of derivative instruments on the Statement of Operations, categorized by primary underlying risk exposure.
Interest Rate Derivatives
Net realized gain (loss)
Futures contracts	$18,497,013
Net change in unrealized appreciation/depreciation
Futures contracts	$(69,427,255)
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2024.
Derivative		% of Net Assets
Futures contracts	USD notional value	3-9%
Note 4: Related Party Transactions
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.30% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 1% of the average daily net assets for the year.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares.  Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the Class X shares to average net assets of the Class X shares at 0.33% through April 30, 2026. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. For the six months ended June 30, 2024, Dodge & Cox reimbursed expenses of $1,555,605.
Fund officers and trustees All officers and two of the trustees of the Trust are current or former senior executive officers of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 5: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of redemptions in-kind and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Class I
Ordinary income	$1,359,443,273	$2,257,462,580
Long-term capital gain	$—	$—
Class X
Ordinary income	$258,877,086	$311,535,114
Long-term capital gain	$—	$—
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2023, the tax basis components of distributable earnings were as follows:
Capital loss carryforward[1]	$(2,052,752,241)
Net unrealized depreciation	(3,013,295,794)
Total distributable earnings	$(5,066,048,035)
[1]	Represents accumulated long-term capital loss as of December 31, 2023, which may be carried forward to offset future capital gains.
At June 30, 2024, unrealized appreciation and depreciation for investments based on cost for federal income tax purposes were as follows:
Tax cost	$84,102,301,988
Unrealized appreciation	419,253,618
Unrealized depreciation	(4,598,604,699)
Net unrealized depreciation	(4,179,351,081)
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2024, the Fund’s
PAGE 15 ■ Dodge & Cox Income Fund

Notes to Financial Statements (unaudited)
commitment fee amounted to $179,171 and is reflected as a Miscellaneous Expense in the Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 7: Purchases and Sales of Investments
For the six months ended June 30, 2024, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,188,019,632 and $2,558,245,003, respectively. For the six months ended June 30, 2024, purchases and sales of U.S. government securities aggregated $11,763,694,849 and $2,182,011,146, respectively.
Note 8: New Accounting Guidance
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Note 9: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Income Fund ■ PAGE 16

Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2024	2023	2022	2021	2020	2019
Class I
Net asset value, beginning of period	$12.62	$12.19	$14.06	$14.65	$14.03	$13.26
Income from investment operations:
Net investment income	0.26	0.50	0.34	0.27	0.35	0.44
Net realized and unrealized gain (loss)	(0.24)	0.42	(1.87)	(0.40)	0.96	0.84
Total from investment operations	0.02	0.92	(1.53)	(0.13)	1.31	1.28
Distributions to shareholders from:
Net investment income	(0.26)	(0.49)	(0.34)	(0.27)	(0.36)	(0.43)
Net realized gain	—	—	—	(0.19)	(0.33)	(0.08)
Total distributions	(0.26)	(0.49)	(0.34)	(0.46)	(0.69)	(0.51)
Net asset value, end of period	$12.38	$12.62	$12.19	$14.06	$14.65	$14.03
Total return	0.18%	7.69%	(10.87)%	(0.91)%	9.45%	9.73%
Ratios/supplemental data:
Net assets, end of period (millions)	$65,739	$60,604	$53,542	$71,838	$69,127	$63,546
Ratio of expenses to average net assets	0.41%(a)	0.41%	0.41%	0.42%	0.42%	0.42%
Ratio of net investment income to average net assets	4.36%(a)	4.04%	2.70%	1.87%	2.43%	3.12%
Portfolio turnover rate	6%	55%	118%	91%	94%	49%
Portfolio turnover rate excluding TBA rolls(b)	6%	30%	34%	28%	77%	46%
Class X(c)
Net asset value, beginning of period	$12.63	$12.20	$12.83
Income from investment operations:
Net investment income	0.26	0.50	0.25
Net realized and unrealized gain (loss)	(0.23)	0.43	(0.60)
Total from investment operations	0.03	0.93	(0.35)
Distributions to shareholders from:
Net investment income	(0.27)	(0.50)	(0.28)
Net realized gain	—	—	—
Total distributions	(0.27)	(0.50)	(0.28)
Net asset value, end of period	$12.39	$12.63	$12.20
Total return	0.21%	7.76%	(2.72)%
Ratios/supplemental data:
Net assets, end of period (millions)	$13,093	$9,552	$4,523
Ratio of expenses to average net assets	0.33%(a)	0.33%	0.33%(a)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.36%(a)	0.36%	0.36%(a)
Ratio of net investment income to average net assets	4.44%(a)	4.16%	3.53%(a)
Portfolio turnover rate	6%	55%	118%
Portfolio turnover rate excluding TBA rolls(b)	6%	30%	34%
(a)	Annualized
(b)	See Note 1 regarding To-Be-Announced securities
(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
See accompanying Notes to Financial Statements
PAGE 17 ■ Dodge & Cox Income Fund

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 3, 2024, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2024 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on April 30 and June 3, 2024, to discuss whether the Investment Advisory Agreement should be continued.  At its June 3 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
Dodge & Cox Income Fund ■ PAGE 18

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products. Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds.  The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
PAGE 19 ■ Dodge & Cox Income Fund

Fall-Out Benefits
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
Dodge & Cox Income Fund ■ PAGE 20

2024
June 30, 2024

Financial Statements and Other Information

Global Bond Fund | Class I (dodlx) | Class X (doxlx)
ESTABLISHED 2014
06/24 GBF SAR

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Debt Securities: 96.6%
		Par Value	Value
Government: 30.0%
Brazil Government (Brazil)
10.00%, 1/1/27	BRL	111,429,000	$19,177,983
10.00%, 1/1/33	BRL	497,225,000	78,887,738
Chile Government (Chile)
5.00%, 10/1/28(a)(b)	CLP	14,080,000,000	14,431,494
6.00%, 4/1/33(a)(b)	CLP	12,280,000,000	12,951,319
5.80%, 10/1/34(a)(b)	CLP	6,300,000,000	6,503,314
Colombia Government (Colombia)
5.75%, 11/3/27	COP	98,000,000,000	20,883,014
7.25%, 10/18/34	COP	115,400,000,000	21,762,756
Hungary Government (Hungary)
9.50%, 10/21/26	HUF	4,630,000,000	13,287,885
Indonesia Government (Indonesia)
6.625%, 2/15/34	IDR	113,000,000,000	6,675,746
Japan Government (Japan)
0.10%, 12/20/24	JPY	16,868,600,000	104,847,644
Malaysia Government (Malaysia)
3.899%, 11/16/27	MYR	267,350,000	57,264,360
Mexico Government (Mexico)
7.75%, 11/23/34	MXN	416,120,100	19,572,543
8.00%, 11/7/47	MXN	1,236,500,700	55,169,086
New Zealand Government (New Zealand)
2.75%, 4/15/37(a)	NZD	59,400,000	28,888,196
Norway Government (Norway)
3.00%, 8/15/33(a)(b)	NOK	873,250,000	77,804,686
Peru Government (Peru)
6.15%, 8/12/32	PEN	115,911,000	29,038,505
5.40%, 8/12/34	PEN	22,700,000	5,189,821
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	806,073,000	38,607,325
South Korea Government (South Korea)
3.375%, 6/10/32	KRW	75,316,850,000	54,806,576
U.S. Treasury Note/Bond (United States)
4.00%, 7/31/30	USD	30,394,000	29,814,614
4.375%, 11/30/30	USD	15,153,000	15,165,430
3.875%, 8/15/33	USD	31,000,000	29,822,969
4.00%, 2/15/34	USD	101,500,000	98,518,437
4.375%, 5/15/34	USD	25,000,000	25,007,812
			864,079,253
Government-Related: 6.6%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	3,624,064	4,003,866
6.899%, 12/1/40	USD	329,903	364,477
Colombia Government International (Colombia)
4.50%, 3/15/29	USD	6,000,000	5,467,421
5.625%, 2/26/44	USD	4,850,000	3,708,329
5.00%, 6/15/45	USD	2,100,000	1,472,069
5.20%, 5/15/49	USD	3,450,000	2,425,614
Kommuninvest Cooperative Society (Sweden)
3.25%, 11/12/29(a)	SEK	292,800,000	28,180,093
New South Wales Treasury Corp (Australia)
3.00%, 5/20/27(a)	AUD	22,171,000	14,246,377
1.75%, 3/20/34(a)	AUD	70,400,000	35,224,015
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	4,900,000	5,998,692

		Par Value	Value
6.90%, 3/19/49	USD	1,900,000	$1,792,765
6.75%, 6/3/50	USD	3,950,000	3,644,422
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29(a)	EUR	7,600,000	7,085,110
6.70%, 2/16/32	USD	8,150,000	6,823,821
6.75%, 9/21/47	USD	2,311,000	1,520,161
7.69%, 1/23/50	USD	62,300,000	45,043,361
Romanian Government International (Romania)
5.375%, 3/22/31(b)	EUR	12,800,000	13,601,462
State of Illinois GO (United States)
5.10%, 6/1/33	USD	11,077,647	10,869,498
			191,471,553
Securitized: 24.7%
Asset-Backed: 2.8%
Other: 0.3%
Rio Oil Finance Trust (Brazil)
9.75%, 1/6/27(b)	USD	3,128,873	3,226,776
8.20%, 4/6/28(b)	USD	5,496,087	5,573,405
			8,800,181
Student Loan: 2.5%
Navient Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.3640% Series 2016-5A A, 6.70%, 6/25/65(b)	USD	865,229	869,941
+1.4640% Series 2016-3A A3, 6.80%, 6/25/65(b)	USD	11,445,694	11,561,147
+1.1140% Series 2017-4A A3, 6.45%, 9/27/66(b)	USD	3,007,796	3,019,230
+0.6640% Series 2021-2A A1B, 0.70%, 2/25/70(b)	USD	4,567,175	4,511,854
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(b)	USD	1,225,653	1,196,163
Series 2020-A B, 3.16%, 11/15/68(b)	USD	2,000,000	1,728,108
SLM Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.0640% Series 2012-1 A3, 6.40%, 9/25/28	USD	959,929	945,873
United States 90 Day Average SOFR
+0.3710% Series 2003-1 A5A, 5.724%, 12/15/32(b)	USD	1,539,927	1,495,616
+0.7110% Series 2003-1 A5B, 6.064%, 12/15/32(b)	USD	552,606	542,207
+0.7510% Series 2007-6 A5, 6.099%, 4/27/43	USD	6,029,697	5,840,976
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(b)	USD	289,952	281,560
Series 2018-C B, 4.00%, 11/17/42(b)	USD	1,000,000	940,158
Series 2023-C B, 6.36%, 11/15/52(b)	USD	9,000,000	9,165,714
Series 2021-A APT2, 1.07%, 1/15/53(b)	USD	3,139,363	2,767,531
Series 2023-A B, 5.88%, 1/15/53(b)	USD	7,000,000	6,843,110
PAGE 1 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
		Par Value	Value
Series 2024-A B, 5.88%, 3/15/56(b)	USD	5,000,000	$4,993,858
Series 2023-B B, 5.77%, 10/16/56(b)	USD	15,475,000	15,387,891
			72,090,937
			80,891,118
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Military Housing Trust Multifamily (United States)
6.195%, 11/25/52(b)(c)	USD	926,977	837,298
4.492%, 11/25/55(b)(c)	USD	1,515,258	1,330,705
			2,168,003
Mortgage-Related: 21.8%
CMO & REMIC: 1.2%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	181,736	184,792
Freddie Mac (United States)
Series 4183 Z, 3.00%, 3/15/43	USD	18,116,617	16,040,715
Series 4283 EW, 4.50%, 12/15/43(c)	USD	33,869	33,144
Series 4319 MA, 4.50%, 3/15/44(c)	USD	120,235	116,841
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	114,309	106,973
Series 2014-184 GZ, 3.50%, 12/20/44	USD	10,959,494	10,015,472
United States 30 Day Average SOFR
+0.85% Series 2023-H04 FC, 6.183%, 1/20/73	USD	7,551,182	7,486,465
			33,984,402
Federal Agency Mortgage Pass-Through: 20.6%
Fannie Mae, 15 Year (United States)
5.00%, 7/1/25	USD	634	631
Fannie Mae, 30 Year (United States)
4.50% 4/1/39 - 2/1/45	USD	474,399	459,715
2.50% 6/1/50 - 3/1/52	USD	33,801,514	28,079,487
2.00% 9/1/50 - 10/1/51	USD	21,745,969	17,175,670
2.50%, 2/1/52	USD	28,084,293	23,200,889
2.50%, 4/1/52	USD	19,523,531	16,128,697
3.50% 4/1/52 - 5/1/53	USD	71,209,921	63,132,990
3.50%, 6/1/52	USD	18,155,173	16,196,773
3.50%, 6/1/52	USD	22,445,726	19,880,772
3.50%, 6/1/52	USD	87,398,804	77,411,173
4.00% 6/1/52 - 7/1/53	USD	17,553,331	16,065,845
4.00%, 8/1/52	USD	66,117,931	60,538,043
Fannie Mae, 40 Year (United States)
3.00%, 6/1/62	USD	22,648,769	18,810,021
Fannie Mae, Hybrid ARM (United States)
5.83% 8/1/44 - 9/1/44(c)	USD	43,962	45,004
Freddie Mac, Hybrid ARM (United States)
5.88%, 10/1/44(c)	USD	45,405	46,274
5.85%, 11/1/44(c)	USD	161,541	163,991
5.885%, 1/1/45(c)	USD	83,256	84,735
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	22,561	23,016
4.50% 8/1/44 - 7/1/47	USD	369,505	356,322
Freddie Mac Pool, 30 Year (United States)
2.50% 6/1/50 - 11/1/51	USD	38,074,834	31,643,347
2.00%, 4/1/51	USD	7,170,714	5,651,452

		Par Value	Value
3.50%, 7/1/52	USD	22,411,644	$19,848,337
4.00%, 8/1/52	USD	53,609,147	49,069,549
3.50%, 9/1/52	USD	67,860,908	60,097,352
3.50%, 10/1/52	USD	22,115,133	19,584,438
3.50%, 8/1/53	USD	57,536,540	50,948,459
			594,642,982
			628,627,384
			711,686,505
Corporate: 35.3%
Financials: 14.1%
Bank of America Corp. (United States)
4.183%, 11/25/27	USD	9,050,000	8,736,763
2.572%, 10/20/32(d)	USD	2,975,000	2,465,840
3.846%, 3/8/37(d)	USD	24,350,000	21,339,553
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	9,025,000	8,714,187
5.501%, 8/9/28(d)	USD	1,275,000	1,272,606
7.119%, 6/27/34(d)	USD	3,375,000	3,580,685
3.564%, 9/23/35(d)	USD	8,550,000	7,344,827
BNP Paribas SA (France)
4.375%, 9/28/25(b)	USD	3,290,000	3,230,650
4.375%, 5/12/26(b)	USD	5,675,000	5,521,472
4.625%, 3/13/27(b)	USD	7,675,000	7,471,026
2.591%, 1/20/28(b)(d)	USD	4,000,000	3,718,268
2.588%, 8/12/35(b)(d)	USD	18,396,000	15,035,980
Boston Properties, Inc. (United States)
3.65%, 2/1/26	USD	2,150,000	2,074,883
6.75%, 12/1/27	USD	3,550,000	3,641,666
3.25%, 1/30/31	USD	8,175,000	6,909,688
6.50%, 1/15/34	USD	6,875,000	6,992,986
Capital One Financial Corp. (United States)
4.927%, 5/10/28(d)	USD	4,400,000	4,337,626
6.312%, 6/8/29(d)	USD	3,975,000	4,067,154
7.624%, 10/30/31(d)	USD	6,950,000	7,651,050
5.268%, 5/10/33(d)	USD	4,450,000	4,294,354
5.817%, 2/1/34(d)	USD	6,561,000	6,493,670
6.377%, 6/8/34(d)	USD	1,500,000	1,538,940
Citigroup, Inc. (United States)
3.785%, 3/17/33(d)	USD	3,150,000	2,806,740
6.174%, 5/25/34(d)	USD	13,050,000	13,271,722
United States 90 Day Average SOFR
+6.63%,11.961%, 10/30/40(e)	USD	4,162,250	4,911,455
HSBC Holdings PLC (United Kingdom)
4.762%, 3/29/33(d)	USD	7,625,000	7,073,460
8.113%, 11/3/33(d)	USD	13,225,000	14,939,643
6.547%, 6/20/34(d)	USD	13,650,000	14,097,977
7.399%, 11/13/34(d)	USD	4,325,000	4,684,859
6.50%, 5/2/36	USD	4,500,000	4,705,543
6.50%, 9/15/37	USD	1,100,000	1,140,395
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(a)(d)	EUR	13,150,000	13,488,020
5.04%, 1/23/28(d)	USD	2,625,000	2,610,794
4.493%, 3/24/31(d)	USD	2,125,000	2,046,859
2.522%, 4/22/31(d)	USD	2,000,000	1,728,653
2.956%, 5/13/31(d)	USD	8,550,000	7,493,384
5.717%, 9/14/33(d)	USD	12,075,000	12,242,153
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	2,200,000	2,188,544
4.582%, 12/10/25	USD	6,600,000	6,479,836
4.65%, 3/24/26	USD	4,200,000	4,122,741
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 2

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Debt Securities (continued)
		Par Value	Value
5.721%, 6/5/30(d)	USD	3,000,000	$3,024,378
7.953%, 11/15/33(d)	USD	11,175,000	12,539,392
NatWest Group PLC (United Kingdom)
1.642%, 6/14/27(d)	USD	7,135,000	6,604,471
5.808%, 9/13/29(d)	USD	4,469,000	4,527,405
6.475%, 6/1/34(d)	USD	3,200,000	3,250,538
3.032%, 11/28/35(d)	USD	13,325,000	11,154,832
The Charles Schwab Corp. (United States)
5.643%, 5/19/29(d)	USD	1,900,000	1,924,909
6.196%, 11/17/29(d)	USD	5,200,000	5,408,196
5.853%, 5/19/34(d)	USD	3,450,000	3,517,340
6.136%, 8/24/34(d)	USD	1,625,000	1,692,175
The Goldman Sachs Group, Inc. (United States)
3.615%, 3/15/28(d)	USD	11,800,000	11,282,884
5.727%, 4/25/30(d)	USD	3,000,000	3,053,268
UBS Group AG (Switzerland)
9.25%, (b)(d)(e)(f)	USD	8,625,000	9,659,068
2.746%, 2/11/33(b)(d)	USD	4,100,000	3,350,846
5.959%, 1/12/34(b)(d)	USD	7,800,000	7,917,354
UniCredit SPA (Italy)
5.459%, 6/30/35(b)(d)	USD	35,700,000	33,442,860
Wells Fargo & Co. (United States)
4.30%, 7/22/27	USD	3,900,000	3,796,924
2.572%, 2/11/31(d)	USD	5,100,000	4,413,898
3.35%, 3/2/33(d)	USD	9,375,000	8,130,052
4.897%, 7/25/33(d)	USD	2,800,000	2,693,220
5.389%, 4/24/34(d)	USD	7,800,000	7,710,827
			405,561,489
Industrials: 18.8%
Bayer AG (Germany)
3.125%, 11/12/79(a)(d)(e)	EUR	29,600,000	28,769,774
5.375%, 3/25/82(a)(d)(e)	EUR	11,200,000	11,411,705
7.00%, 9/25/83(a)(d)(e)	EUR	7,900,000	8,727,057
British American Tobacco PLC (United Kingdom)
3.75%, (a)(d)(e)(f)	EUR	61,750,000	60,840,696
Cemex SAB de CV (Mexico)
5.125%, (b)(d)(e)(f)	USD	16,025,000	15,399,954
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	47,675,000	38,398,465
4.50%, 6/1/33(b)	USD	21,975,000	17,297,046
Elanco Animal Health, Inc. (United States)
6.65%, 8/28/28	USD	23,957,000	24,284,468
Ford Motor Credit Co. LLC(g) (United States)
4.063%, 11/1/24	USD	9,780,000	9,721,055
5.125%, 6/16/25	USD	8,175,000	8,113,221
4.134%, 8/4/25	USD	1,325,000	1,300,136
3.375%, 11/13/25	USD	6,000,000	5,806,829
4.389%, 1/8/26	USD	6,240,000	6,106,970
6.80%, 5/12/28	USD	2,525,000	2,601,339
Foundry JV Holdco LLC(g) (United States)
5.90%, 1/25/30(b)	USD	2,050,000	2,079,289
6.15%, 1/25/32(b)	USD	1,650,000	1,681,951
Holcim AG (Switzerland)
7.125%, 7/15/36	USD	1,150,000	1,273,414
6.50%, 9/12/43(b)	USD	1,225,000	1,247,623
Imperial Brands PLC (United Kingdom)

		Par Value	Value
4.875%, 6/7/32(a)	GBP	27,675,000	$32,837,965
Millicom International Cellular SA (Guatemala)
5.125%, 1/15/28(b)	USD	30,194,100	28,485,956
News Corp. (United States)
3.875%, 5/15/29(b)	USD	10,497,000	9,662,475
Prosus NV (China)
4.193%, 1/19/32(b)	USD	2,000,000	1,764,293
2.031%, 8/3/32(b)	EUR	32,475,000	28,243,286
4.027%, 8/3/50(b)	USD	11,675,000	7,879,829
3.832%, 2/8/51(b)	USD	10,234,000	6,656,711
4.987%, 1/19/52(b)	USD	13,317,000	10,392,224
QVC, Inc.(g) (United States)
4.45%, 2/15/25	USD	8,950,000	8,802,747
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	USD	3,425,000	3,368,616
5.875%, 8/15/76(d)(e)	USD	18,285,000	17,895,636
5.30%, 3/15/77(d)(e)	USD	30,142,000	28,265,516
5.50%, 9/15/79(d)(e)	USD	15,955,000	14,642,368
5.60%, 3/7/82(d)(e)	USD	1,900,000	1,722,472
Telecom Italia SPA (Italy)
7.20%, 7/18/36	USD	3,801,000	3,639,458
7.20%, 7/18/36(b)	USD	6,700,000	6,905,020
7.721%, 6/4/38	USD	1,336,000	1,303,328
7.721%, 6/4/38(b)	USD	2,764,000	2,908,755
T-Mobile U.S., Inc. (United States)
3.50%, 4/15/31	USD	12,450,000	11,185,282
8.75%, 3/15/32	USD	18,400,000	22,131,745
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	USD	7,180,000	6,977,785
5.25%, 6/6/29(b)	USD	1,449,000	1,393,232
VMware, Inc. (United States)
1.40%, 8/15/26	USD	7,350,000	6,767,715
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	USD	9,775,000	10,072,140
3.00%, 8/27/80(a)(d)(e)	EUR	20,148,000	19,494,417
4.125%, 6/4/81(d)(e)	USD	3,850,000	3,278,851
			541,738,814
Utilities: 2.4%
American Electric Power Co., Inc. (United States)
5.699%, 8/15/25	USD	19,135,000	19,150,137
Dominion Energy, Inc. (United States)
5.75%, 10/1/54(d)(e)	USD	13,394,000	13,356,306
NextEra Energy, Inc. (United States)
6.051%, 3/1/25	USD	1,700,000	1,703,253
5.749%, 9/1/25	USD	4,375,000	4,384,481
5.00%, 7/15/32	USD	4,500,000	4,382,025
5.65%, 5/1/79(d)(e)	USD	8,075,000	7,707,084
The Southern Co. (United States)
4.475%, 8/1/24	USD	1,900,000	1,897,290
5.113%, 8/1/27	USD	4,425,000	4,414,498
3.75%, 9/15/51(d)(e)	USD	14,226,000	13,358,230
			70,353,304
			1,017,653,607
Total Debt Securities (Cost $2,903,493,133)			$2,784,890,918
PAGE 3 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Short-Term Investments: 1.9%
		Par Value/ Shares	Value
Repurchase Agreements: 0.8%
Fixed Income Clearing Corporation(h) 5.29%, dated 6/28/24, due 7/1/24, maturity value $22,009,698	USD	22,000,000	$22,000,000
Fixed Income Clearing Corporation(h) 2.70%, dated 6/28/24, due 7/1/24, maturity value $2,881,660	USD	2,881,012	2,881,012
			24,881,012
Money Market Fund: 1.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	31,059,845	31,059,845
Total Short-Term Investments (Cost $55,940,857)			$55,940,857
Total Investments in Securities (Cost $2,959,433,990)		98.5%	$2,840,831,775
Other Assets Less Liabilities		1.5%	41,994,091
Net Assets		100.0%	$2,882,825,866
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Perpetual security: no stated maturity date.
(g)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(h)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.75%-2.25%, 3/31/26-5/15/41. Total collateral value is $25,378,698.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
AUD: Australian Dollar
BRL: Brazilian Real
CLP: Chilean Peso
COP: Colombian Peso
EUR: Euro
GBP: British Pound
HUF: Hungarian Forint
IDR: Indonesian Rupiah
JPY: Japanese Yen
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
NZD: New Zealand Dollar
PEN: Peruvian Nuevo Sol
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 4

Consolidated Portfolio of Investments (unaudited) June 30, 2024
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	1,504	9/19/24	$165,416,500	$1,689,049
Ultra 10 Year U.S. Treasury Note— Long Position	1,285	9/19/24	145,887,656	1,412,926
				$3,101,975
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BRL: Brazilian Real
Morgan Stanley	5/22/25	USD	8,483,246	BRL	45,778,141	$601,642
COP: Colombian Peso
Goldman Sachs	7/25/24	COP	54,106,000,000	USD	12,845,679	138,351
Goldman Sachs	7/25/24	USD	10,225,701	COP	42,692,300,000	(19,339)
Goldman Sachs	7/25/24	USD	10,225,701	COP	42,692,300,000	(19,339)
Morgan Stanley	7/25/24	COP	31,278,600,000	USD	7,426,068	79,981
Goldman Sachs	8/30/24	COP	24,000,000,000	USD	5,474,453	255,730
Morgan Stanley	8/30/24	COP	7,278,600,000	USD	1,728,063	9,759
Morgan Stanley	8/30/24	USD	7,386,523	COP	31,278,600,000	(81,481)
Barclays	12/12/24	COP	54,106,000,000	USD	12,631,259	97,565
Goldman Sachs	12/12/24	USD	12,595,240	COP	54,106,000,000	(133,585)
EUR: Euro
Bank of America	9/12/24	USD	34,585,549	EUR	31,448,524	789,984
Bank of America	9/12/24	USD	34,581,823	EUR	31,448,524	786,258
Bank of America	9/12/24	USD	14,194,682	EUR	12,976,157	250,099
HSBC	9/12/24	USD	26,787,997	EUR	24,876,853	54,555
Morgan Stanley	9/12/24	USD	2,614,289	EUR	2,402,109	32,908
Morgan Stanley	9/12/24	USD	26,800,082	EUR	24,876,853	66,640
GBP: British Pound
Morgan Stanley	9/12/24	USD	21,196,065	GBP	16,590,331	213,215
Morgan Stanley	9/12/24	USD	17,622,537	GBP	13,850,366	105,094
MXN: Mexican Peso
Morgan Stanley	4/24/25	USD	12,964,672	MXN	235,741,821	655,689
Goldman Sachs	6/26/25	USD	3,444,110	MXN	67,000,000	(20,998)
NOK: Norwegian Krone
HSBC	10/31/24	USD	2,063,079	NOK	22,801,534	(78,395)
HSBC	10/31/24	USD	3,096,993	NOK	34,335,345	(127,713)
HSBC	10/31/24	USD	2,616,701	NOK	27,954,053	(8,687)
NZD: New Zealand Dollar
HSBC	8/29/24	USD	12,715,885	NZD	20,622,778	154,431
HSBC	8/29/24	USD	3,250,152	NZD	5,393,433	(35,020)
Standard Chartered	8/29/24	USD	12,718,005	NZD	20,622,778	156,551
PEN: Peruvian Sol
Goldman Sachs	5/22/25	USD	10,616,529	PEN	39,950,000	242,528
Morgan Stanley	5/22/25	USD	10,616,529	PEN	39,950,000	242,528
ZAR: South African Rand
Morgan Stanley	9/12/24	USD	12,134,401	ZAR	227,897,112	(324,148)
HSBC	4/10/25	USD	12,535,483	ZAR	239,026,593	(314,208)
Morgan Stanley	4/10/25	USD	12,547,657	ZAR	239,026,593	(302,034)
Unrealized gain on currency forward contracts						4,933,508
Unrealized loss on currency forward contracts						(1,464,947)
Net unrealized gain on currency forward contracts						$3,468,561
The listed counterparty may be the parent company or one of its subsidiaries.
PAGE 5 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Consolidated
Statement of Assets and Liabilities (unaudited)
June 30, 2024
Assets:
Investments in securities, at value (cost $2,959,433,990)	$2,840,831,775
Unrealized appreciation on currency forward contracts	4,933,508
Cash pledged as collateral for currency forward contracts	150,000
Cash	100
Cash denominated in foreign currency (cost $16,387)	16,367
Deposits with broker for futures contracts	6,349,000
Receivable for Fund shares sold	7,515,396
Dividends and interest receivable	39,583,715
Expense reimbursement receivable	127,184
Prepaid expenses and other assets	19,259
2,899,526,304
Liabilities:
Unrealized depreciation on currency forward contracts	1,464,947
Cash received as collateral for currency forward contracts	3,670,000
Payable for variation margin for futures contracts	1,025,154
Payable for investments purchased	7,092,025
Payable for Fund shares redeemed	2,146,829
Management fees payable	1,049,827
Accrued expenses	251,656
16,700,438
Net Assets	$2,882,825,866
Net Assets Consist of:
Paid in capital	$3,055,133,995
Accumulated loss	(172,308,129)
$2,882,825,866
Class I
Total net assets	$2,643,456,247
Shares outstanding (par value $0.01 each, unlimited shares authorized)	247,224,048
Net asset value per share	$10.69
Class X
Total net assets	$239,369,619
Shares outstanding (par value $0.01 each, unlimited shares authorized)	22,390,417
Net asset value per share	$10.69
Consolidated
Statement of Operations (unaudited)
Six Months Ended June 30, 2024
Investment Income:
Dividends	$253,591
Interest (net of foreign taxes of $158,737)	70,561,455
70,815,046
Expenses:
Investment advisory fees	4,757,069
Administrative services fees
Class I	1,262,073
Class X	48,545
Custody and fund accounting fees	124,558
Professional services	169,317
Shareholder reports	61,827
Registration fees	138,626
Trustees fees	206,555
Miscellaneous	90,493
Total expenses	6,859,063
Expenses reimbursed by investment manager	(754,689)
Net expenses	6,104,374
Net Investment Income	64,710,672
Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments in securities	(8,334,390)
Futures contracts	(1,452,759)
Currency forward contracts	(2,663,682)
Foreign currency transactions	(326,602)
Net change in unrealized appreciation/depreciation
Investments in securities	(78,063,375)
Futures contracts	3,119,966
Currency forward contracts	9,027,668
Foreign currency translation	(866,849)
Net realized and unrealized loss	(79,560,023)
Net Change in Net Assets From Operations	$(14,849,351)
See accompanying Notes to Consolidated Financial StatementsDodge & Cox Global Bond Fund ■  PAGE 6

Consolidated
Statement of Changes in Net Assets (unaudited)
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$64,710,672	$97,910,566
Net realized gain (loss)	(12,777,433)	(34,008,391)
Net change in unrealized appreciation/depreciation	(66,782,590)	181,955,598
	(14,849,351)	245,857,773
Distributions to Shareholders:
Class I	(42,774,310)	(71,614,558)
Class X	(3,484,636)	(4,712,965)
Total distributions	(46,258,946)	(76,327,523)
Fund Share Transactions:
Class I
Proceeds from sales of shares	542,806,049	1,121,238,515
Reinvestment of distributions	38,954,672	66,425,617
Cost of shares redeemed	(300,183,603)	(437,995,711)
Class X
Proceeds from sales of shares	112,198,832	117,377,148
Reinvestment of distributions	3,484,636	4,712,965
Cost of shares redeemed	(29,655,721)	(24,993,779)
Net change from Fund share transactions	367,604,865	846,764,755
Total change in net assets	306,496,568	1,016,295,005
Net Assets:
Beginning of period	2,576,329,298	1,560,034,293
End of period	$2,882,825,866	$2,576,329,298
Share Information:
Class I
Shares sold	50,378,903	107,127,803
Distributions reinvested	3,612,817	6,295,930
Shares redeemed	(27,898,557)	(42,005,437)
Net change in shares outstanding	26,093,163	71,418,296
Class X
Shares sold	10,412,019	11,221,828
Distributions reinvested	323,229	446,800
Shares redeemed	(2,753,011)	(2,372,795)
Net change in shares outstanding	7,982,237	9,295,833
PAGE 7 ■  Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited)
Note 1: Organization and Significant Accounting Policies
Dodge & Cox Global Bond Fund (the “Fund”) is one of the series constituting the Dodge & Cox Funds (the “Trust” or the “Funds”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 1, 2014, and seeks a high rate of total return consistent with long-term preservation of capital. Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund’s Prospectus.
On May 1, 2022, the then-outstanding shares of the Fund were redesignated as Class I Shares, and Class X shares of the Fund were established. The share classes have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. The share classes have the same rights as to redemption, dividends and liquidation proceeds, and voting privileges, except that each class has the exclusive right to vote on matters affecting only its class.
The Fund is an investment company and follows the accounting and reporting guidance issued in Topic 946 by the Financial Accounting Standards Board. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the use of estimates and assumptions by management. Actual results may differ from those estimates. Significant accounting policies are as follows:
Security valuation The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates.  Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Security transactions, investment income, expenses, and distributions  Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Interest income is recorded on the accrual basis. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities, gain/loss on paydowns, and inflation adjustments to the principal amount of inflation-indexed securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state, region, or country. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Dividend income is recorded on the ex-dividend date.
Expenses are recorded on the accrual basis. Some expenses of the Trust can be directly attributed to a specific series. Expenses which cannot be directly attributed are allocated among the Funds in the Trust using methodologies determined by the nature of the expense.
Distributions to shareholders are recorded on the ex-dividend date.
Share class accounting Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated to each share class of the Fund based upon the proportion of net assets of each class.
Dodge & Cox Global Bond Fund ■ PAGE 8

Notes to Consolidated Financial Statements (unaudited)
Foreign taxes The Fund is subject to foreign taxes which may be imposed by certain countries in which the Fund invests. The Fund endeavors to record foreign taxes based on applicable foreign tax law. Withholding taxes are incurred on certain foreign receipts and are accrued at the time the associated interest income is recorded.
Capital gains taxes are incurred upon disposition of certain foreign securities. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. Currency taxes may be incurred when the Fund purchases certain foreign currencies related to securities transactions and are recorded as realized losses on foreign currency transactions.
Foreign currency translation The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the transaction date.
Reported realized and unrealized gain (loss) on investments include foreign currency gain (loss) related to investment transactions.
Reported realized and unrealized gain (loss) on foreign currency transactions and translation include the following: holding/disposing of foreign currency, the difference in exchange rate between the trade and settlement dates on securities transactions, the difference in exchange rate between the accrual and payment dates on interest, and currency losses on the purchase of foreign currency in certain countries that impose taxes on such transactions.
Repurchase agreements Repurchase agreements are transactions under which a Fund purchases a security from a counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
To-Be-Announced securities The Fund may purchase mortgage-related securities on a to-be-announced (“TBA”) basis at a fixed price, with payment and delivery on a scheduled future date beyond the customary settlement period for such securities. The Fund may choose to extend the settlement through a “dollar roll” transaction in which it sells the mortgage-related securities to a dealer and simultaneously agrees to purchase similar securities for future delivery at a predetermined price. The Fund accounts for TBA dollar rolls as purchase and sale transactions.
The Fund may also enter into a Master Securities Forward Transaction Agreement ("MSFTA") with a counterparty to govern transactions of delayed delivery securities, including TBA securities. The
MSFTA provides for collateralization requirements and the right to offset amounts due to or from counterparties under specified conditions.
Consolidation The Fund may invest in certain securities through its wholly owned subsidiary, Dodge & Cox Global Bond Fund Cayman, Ltd. (the “Subsidiary”). The Subsidiary is a Cayman Islands exempted company and invests in certain securities consistent with the investment objective of the Fund. The Fund’s Consolidated Financial Statements, including the Consolidated Portfolio of Investments, consist of the holdings and accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. At June 30, 2024, the Subsidiary had net assets of $100, which represented less than 0.01% of the Fund’s consolidated net assets.
Indemnification Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
Note 2: Valuation Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
■ Level 1: Unadjusted quoted prices in active markets for identical securities
■ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
■ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at June 30, 2024:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$864,079,253
Government-Related	—	191,471,553
Securitized	—	711,686,505
Corporate	—	1,017,653,607
Short-Term Investments
Repurchase Agreements	—	24,881,012
Money Market Fund	31,059,845	—
Total Securities	$31,059,845	$2,809,771,930
Other Investments
Futures Contracts
Appreciation	$3,101,975	$—
PAGE 9 ■ Dodge & Cox Global Bond Fund

Notes to Consolidated Financial Statements (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Currency Forward Contracts
Appreciation	$—	$4,933,508
Depreciation	—	(1,464,947)
Note 3: Derivative Instruments
The Fund may use derivatives either to minimize the impact of certain risks to one or more of its investments (as a ‘‘hedging technique’’) or to implement its investment strategy. A derivative is a financial instrument whose value is derived from a security, currency, interest rate, index, or other financial instrument.
Futures contracts Futures contracts involve an obligation to purchase or sell (depending on whether the Fund has entered a long or short futures contract, respectively) an asset at a future date, at a price set at the time the contract is purchased. Futures contracts are exchange-traded. Upon entering into a futures contract, the Fund is required to deposit an amount of cash or liquid assets (referred to as "initial margin") in a segregated account with the clearing broker to secure the Fund's obligation to perform. Initial margin is returned to the Fund when the futures contract is closed. Subsequent payments (referred to as "variation margin") are made to or received from the clearing broker on a daily basis based on changes in the market value of  the contract. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. Realized gains and losses on futures contracts are recorded in the Consolidated Statement of Operations at the closing or expiration of the contracts. Cash deposited with a broker as initial margin is recorded in the Consolidated Statement of Assets and Liabilities. A receivable and/or payable to brokers for daily variation margin is also recorded in the Consolidated Statement of Assets and Liabilities.
Investments in futures contracts may include certain risks, which may be different from, and potentially greater than, those of the underlying securities. To the extent the Fund uses futures, it is exposed to additional volatility and potential losses resulting from leverage.
The Fund used government debt futures contracts to adjust the overall interest rate exposure and duration of the portfolio.
Currency forward contracts Currency forward contracts are agreements to purchase or sell a specific currency at a specified future date and price. Currency forward contracts are traded over-the-counter. The values of currency forward contracts change daily based on the prevailing forward exchange rates of the underlying currencies. Changes in the value of open contracts are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations. When a currency forward contract is closed, the Fund records a realized gain or loss in the Consolidated Statement of Operations equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
Losses from these transactions may arise from unfavorable changes in currency values or if a counterparty does not perform under a contract’s terms.
The Fund used short currency forward contracts to hedge direct and/or indirect foreign currency exposure. The Fund used long currency forward contracts to create exposure to the Colombian Peso.
Additional derivative information The following identifies the location on the Consolidated Statement of Assets and Liabilities and values of the Fund's derivative instruments categorized by primary underlying risk exposure.
	Interest Rate Derivatives	Foreign Exchange Derivatives	Total Value
Assets
Unrealized appreciation on currency forward contracts	$—	$4,933,508	$4,933,508
Futures contracts(a)	3,101,975	—	3,101,975
	$3,101,975	$4,933,508	$8,035,483
Liabilities
Unrealized depreciation on currency forward contracts	$—	$1,464,947	$1,464,947
(a)	Includes cumulative appreciation (depreciation). Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.
The following summarizes the effect of derivative instruments on the Consolidated Statement of Operations, categorized by primary underlying risk exposure.
	Interest Rate Derivatives	Foreign Exchange Derivatives	Total
Net realized gain (loss)
Futures contracts	$(1,452,759)	$—	(1,452,759)
Currency forward contracts	—	(2,663,682)	(2,663,682)
	$(1,452,759)	$(2,663,682)	$(4,116,441)
Net change in unrealized appreciation/depreciation
Futures contracts	$3,119,966	$—	3,119,966
Currency forward contracts	—	9,027,668	9,027,668
	$3,119,966	$9,027,668	$12,147,634
The following summarizes the range of volume in the Fund's derivative instruments during the six months ended June 30, 2024.
Derivative		% of Net Assets
Futures contracts	USD notional value	5-15%
Currency forward contracts	USD total value	8-11%
The Fund may enter into various over-the-counter derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, specify (i) events of default and other events permitting a party to terminate some or all of the contracts thereunder and (ii) the process by which those contracts will be valued for purposes of determining termination payments. If some or all of the contracts under a master agreement are terminated because of an event of default or similar event, the values of all terminated contracts must be netted to determine a single payment owed by one party to the other. To the extent amounts owed to the Fund by its counterparties are not collateralized, the Fund is at risk of those counterparties’ non-
Dodge & Cox Global Bond Fund ■ PAGE 10

Notes to Consolidated Financial Statements (unaudited)
performance. The Fund attempts to mitigate counterparty credit risk by entering into contracts only with counterparties it believes to be of good credit quality, by exchanging collateral, and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting arrangement in the Consolidated Statement of Assets and Liabilities.
The Fund’s ability to net assets and liabilities and to offset collateral pledged or received is based on contractual netting/offset provisions in the ISDA agreements. The following table presents the Fund’s net exposure to each counterparty for derivatives that are subject to enforceable master netting arrangements as of June 30, 2024.
Counterparty	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Cash Collateral Pledged / (Received)(a)	Net Amount(b)
Bank of America	$1,826,341	$—	$(1,800,000)	$26,341
Barclays	97,565	—	(80,000)	17,565
Goldman Sachs	636,609	(193,261)	(300,000)	143,348
HSBC	208,986	(564,023)	150,000	(205,037)
Morgan Stanley	2,007,456	(707,663)	(1,299,793)	—
Standard Chartered	156,551	—	—	156,551
	$4,933,508	$(1,464,947)	$(3,329,793)	$138,768
(a)
Cash collateral pledged/(received) in excess of derivative assets/liabilities is not presented in this table. The total cash collateral is presented on the Fund's
Consolidated Statement of Assets and Liabilities.

(b)	Represents the net amount receivable from (payable to) the counterparty in the event of a default.
Note 4: Related Party Transactions
Investment advisory fee The Fund pays an investment advisory fee monthly at an annual rate of 0.35% of the Fund’s average daily net assets to Dodge & Cox, investment manager of the Fund.
Administrative services fee The Fund pays Dodge & Cox a fee for administrative and shareholder services. The fee is accrued daily and paid monthly equal to an annual rate of the average daily net assets of 0.10% for Class I shares and 0.05% for Class X shares.  Under this agreement, Dodge & Cox also pays for the Fund's transfer agent fees.
Expense reimbursement Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the Class I shares to average net assets of the Class I shares at 0.45% through April 30, 2026. Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain the ratio of total operating expenses of the Class X shares to average net assets of the Class X shares at 0.37% through April 30, 2026. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. For the six months ended June 30, 2024, Dodge & Cox reimbursed expenses of $672,902 and $81,787 to Class I and Class X, respectively.
Fund officers and trustees All officers and two of the trustees of the Trust are current or former senior executive officers of Dodge & Cox. The Trust pays a fee only to those trustees who are not affiliated with Dodge & Cox.
Note 5: Income Tax Information and Distributions to Shareholders
A provision for federal income taxes is not required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. Distributions are determined in accordance with income tax regulations, and such amounts may differ from net investment income and realized gains for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. Financial reporting records are adjusted for permanent book to tax differences at year end to reflect tax character. Book to tax differences are primarily due to differing treatments of wash sales, foreign currency realized gain (loss), foreign capital gains tax, straddles, derivatives, and distributions.
Distributions during the periods noted below were characterized as follows for federal income tax purposes:
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Class I
Ordinary income	$42,774,310	$71,614,558
Long-term capital gain	$—	$—
Class X
Ordinary income	$3,484,636	$4,712,965
Long-term capital gain	$—	$—
The components of distributable earnings on a tax basis are reported as of the Fund's most recent year end. At December 31, 2023, the tax basis components of distributable earnings were as follows:
Capital loss carryforward[1]	$(62,723,467)
Deferred loss[2]	(5,384,391)
Net unrealized depreciation	(43,091,974)
Total distributable earnings	$(111,199,832)
[1]	Represents accumulated long-term capital loss as of December 31, 2023, which may be carried forward to offset future capital gains.
[2]	Represents capital loss incurred between November 1, 2023 and December 31, 2023. As permitted by tax regulation, the Fund has elected to treat this loss as arising in 2024.
At June 30, 2024, unrealized appreciation and depreciation for investments and derivatives based on cost for federal income tax purposes were as follows:
Tax cost	$2,968,895,200
Unrealized appreciation	23,788,663
Unrealized depreciation	(145,281,552)
Net unrealized depreciation	(121,492,889)
PAGE 11 ■ Dodge & Cox Global Bond Fund

Notes to Consolidated Financial Statements (unaudited)
Fund management has reviewed the tax positions for open periods (three years and four years, respectively, from filing the Fund’s Federal and State tax returns) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.
Note 6: Loan Facilities
Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund may participate in an interfund lending facility (Facility). The Facility allows the Fund to borrow money from or loan money to the Funds. Loans under the Facility are made for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest on borrowings is the average of the current repurchase agreement rate and the bank loan rate. There was no activity in the Facility during the period.
All Funds in the Trust participate in a $500 million committed credit facility (Line of Credit) with State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The maximum amount available to the Fund is $250 million. Each Fund pays an annual commitment fee on its pro-rata portion of the Line of Credit. For the six months ended June 30, 2024, the Fund’s commitment fee amounted to $6,094 and is reflected as a Miscellaneous Expense in the Consolidated Statement of Operations. Interest on borrowings is charged at the prevailing rate. There were no borrowings on the Line of Credit during the period.
Note 7: Purchases and Sales of Investments
For the six months ended June 30, 2024, purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $375,990,462 and $211,467,541, respectively. For the six months ended June 30, 2024, purchases and sales of U.S. government securities aggregated $447,757,052 and $252,591,252, respectively.
Note 8: New Accounting Guidance
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Note 9: Subsequent Events
Fund management has determined that no material events or transactions occurred subsequent to June 30, 2024, and through the date of the Fund’s financial statements issuance, which require disclosure in the Fund’s financial statements.
Dodge & Cox Global Bond Fund ■ PAGE 12

Consolidated Financial Highlights (unaudited)
Selected data and ratios (for a share outstanding throughout each period)	Six Months Ended June 30,	Year Ended December 31,
	2024	2023	2022	2021	2020	2019
Class I
Net asset value, beginning of period	$10.94	$10.08	$11.54	$12.09	$11.10	$10.23
Income from investment operations:
Net investment income	0.19	0.55	0.40	0.28	0.29	0.38
Net realized and unrealized gain (loss)	(0.26)	0.67	(1.35)	(0.38)	1.02	0.87
Total from investment operations	(0.07)	1.22	(0.95)	(0.10)	1.31	1.25
Distributions to shareholders from:
Net investment income	(0.18)	(0.36)	(0.51)	(0.29)	(0.27)	(0.38)
Net realized gain	—	—	—	(0.16)	(0.05)	—
Total distributions	(0.18)	(0.36)	(0.51)	(0.45)	(0.32)	(0.38)
Net asset value, end of period	$10.69	$10.94	$10.08	$11.54	$12.09	$11.10
Total return	(0.68)%	12.31%	(8.19)%	(0.85)%	11.87%	12.23%
Ratios/supplemental data:
Net assets, end of period (millions)	$2,643	$2,419	$1,509	$1,991	$981	$435
Ratio of expenses to average net assets	0.45%(a)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets, before reimbursement by investment manager	0.51%(a)	0.52%	0.55%	0.60%	0.69%	0.83%
Ratio of net investment income to average net assets	4.75%(a)	4.86%	3.97%	2.82%	3.23%	4.21%
Portfolio turnover rate	18%	52%	92%	136%	112%	60%
Portfolio turnover rate excluding TBA rolls(b)	18%	41%	40%	40%	90%	59%
Class X(c)
Net asset value, beginning of period	$10.94	$10.07	$10.52
Income from investment operations:
Net investment income	0.19	0.59	0.26
Net realized and unrealized gain (loss)	(0.26)	0.65	(0.24)
Total from investment operations	(0.07)	1.24	0.02
Distributions to shareholders from:
Net investment income	(0.18)	(0.37)	(0.47)
Net realized gain	—	—	—
Total distributions	(0.18)	(0.37)	(0.47)
Net asset value, end of period	$10.69	$10.94	$10.07
Total return	(0.63)%	12.48%	0.21%
Ratios/supplemental data:
Net assets, end of period (millions)	$239	$158	$51
Ratio of expenses to average net assets	0.37%(a)	0.37%	0.37%(a)
Ratio of expenses to average net assets, before reimbursement by investment manager	0.46%(a)	0.47%	0.47%(a)
Ratio of net investment income to average net assets	4.84%(a)	4.95%	4.75%(a)
Portfolio turnover rate	18%	52%	92%
Portfolio turnover rate excluding TBA rolls(b)	18%	41%	40%
(a)	Annualized
(b)	See Note 1 regarding To-Be-Announced securities
(c)	For 2022, the period covers 5/2/2022 (commencement of operations) to 12/31/2022
See accompanying Notes to Consolidated Financial Statements
PAGE 13 ■ Dodge & Cox Global Bond Fund

Board Approval of Funds’ Investment Advisory Agreement
(unaudited)
On June 3, 2024, the Board of Trustees (the “Board”) of the Dodge & Cox Funds (the “Trust”), including the members of the Board who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), voted to continue the Investment Advisory Agreement between Dodge & Cox and the Trust (the “Advisory Agreement”) in effect for an additional year beginning July 1, 2024 for each series of the Trust (each a “Fund”).  Prior to the Board’s vote, the Trust’s Contract Review Committee, consisting solely of the Independent Trustees, met with independent counsel to the Independent Trustees on April 30 and June 3, 2024, to discuss whether the Investment Advisory Agreement should be continued.  At its June 3 meeting, the Board, including the Independent Trustees, concluded that the Investment Advisory Agreement is fair and reasonable. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling.  In reaching the decision to continue the Investment Advisory Agreement in effect, the Board considered several factors, and reached the conclusions, described below:
Nature, Extent and Quality of Services Provided by Dodge & Cox
■ The Board considered the nature, extent and quality of the services provided by Dodge & Cox to each Fund under the Advisory Agreement. This consideration included, among other things, Dodge & Cox’s investment process and philosophy; the education and experience of the principal personnel of Dodge & Cox who provide such services; the other resources that Dodge & Cox uses in managing the Funds’ portfolios; Dodge & Cox’s record of compliance with the Funds’ investment policies and restrictions and relevant regulatory and tax compliance requirements; and such matters as Dodge & Cox’s business continuity planning and insurance coverage.
■ The Board concluded that the nature, extent and quality of the services Dodge & Cox provides are consistent with the terms of the Advisory Agreement and support the recommendation to continue the Advisory Agreement in effect for an additional year.
■ The Board also took note of the nature, extent and quality of the services that Dodge & Cox provides to the Funds and their shareholders under a separate Administrative and Shareholder Services Agreement. Although that agreement does not require Board approval on an annual basis, the services provided thereunder are an important part of the Funds’ overall relationship with Dodge & Cox, and the Board’s understanding and assessment of those services (including which Dodge & Cox services are provided pursuant to which agreement) were relevant factors in its decision to approve continuation of the Advisory Agreement.
Investment Performance
■ The Board reviewed information regarding the total return of each Fund over the most recent 1-, 3-, 5-, 10- and 20-year periods (or since Fund inception, if shorter).  The Board compared these returns to those of the Fund’s broad-based securities market index and, for the Stock, Balanced, International Stock and Global Stock Funds, other appropriate indexes provided by Dodge & Cox.  The Board also considered the volatility of the Funds’ investment returns over various time horizons, including volatility data provided by Broadridge Financial Solutions (“Broadridge”).
■ In addition, the Board reviewed a report prepared by Broadridge comparing each Fund’s performance with the performance of other mutual funds in the Fund’s broad Morningstar category (as modified by Broadridge to include only those funds that have similar share class and expense characteristics to such Fund, the “Morningstar custom category”), as well as with the performance of a smaller peer group of comparable funds identified by Broadridge (such Fund’s “peer group”). The Board received information regarding the methodology and process underlying the construction of the Morningstar custom categories and Broadridge peer groups, and any changes in the methodology from prior years. The Board also reviewed a report prepared by Dodge & Cox comparing each Fund’s performance to the composite performance of other accounts (if any) managed by Dodge & Cox using the same investment approach as the Fund.  This information regarding the performance of other mutual funds and of other accounts managed by Dodge & Cox provided helpful context for the Board’s evaluation of the Funds’ performance.
■ The Board concluded that the investment performance and volatility experienced by each Fund were consistent with Dodge & Cox’s long-term, research-driven, bottom-up, active investment style and support the recommendation to continue the Advisory Agreement in effect for an additional year.
Fees and Expense Ratios
■ The Board reviewed a comparison prepared by Broadridge of the net expense ratio of each Fund (including the separate expense ratios of the two share classes of those Funds that have a dual class structure), and the various elements of those expense ratios, to those of mutual funds in (1) the Fund’s Morningstar custom category and (2) the Fund’s peer group.
■ For each Fund for which such a comparison is relevant, the Board reviewed information regarding the fee rates Dodge & Cox charges for managing other accounts using the same investment approach as the Fund. In light of the fact that such other accounts may be charged lower fee rates than a Fund, the Board took note of the broader scope of services that Dodge & Cox provides to the Funds than to separate accounts and sub-advised funds, as well as differences in regulatory, litigation, and other risks associated with sponsoring a mutual fund as compared to managing separate accounts or sub-advising another sponsor’s mutual fund, and
Dodge & Cox Global Bond Fund ■ PAGE 14

certain characteristics of the market for institutional separate account management services.
■ The Board concluded, after discussion and based on all the relevant information it received, that the advisory fee rate that each Fund pays to Dodge & Cox under the Advisory Agreement is reasonable in relation to the scope and quality of the services that Dodge & Cox provides to such Fund thereunder.
■ In assessing the Funds’ expense ratios and the fees the Funds pay to Dodge & Cox, the Board took note of and discussed with Dodge & Cox changes over the past several years in the competitive landscape for asset management services. The Board anticipates further changes in the competitive landscape and will continue to monitor and assess the Funds’ competitive position.
Costs of Services Provided and Profits Realized by Dodge & Cox from its Relationship to the Funds
■ Dodge & Cox informed the Board that it operates as a unified business, with most employees providing services to support the firm and its clients across multiple strategies and/or products. Consequently, the firm does not utilize cost accounting to allocate expenses across lines of business or across the Funds for management purposes.  Also, the firm is owned exclusively by its senior managers and other active employees, and generally distributes substantially all of its net revenues each year to its employees, either as compensation or as a combination of compensation and distributions with respect to the shares they own in the firm. Accordingly, while Dodge & Cox provided the Board with data to consider profitability using several different possible methodologies, it is difficult, and in the Board’s view not especially meaningful, to attempt to calculate a specific profit margin associated with Dodge & Cox’s relationship to any particular Fund.
■ The Board believes that Dodge & Cox’s commitment to employee ownership of the firm enhances its ability to attract and retain key investment and other management professionals and reinforces a long-term perspective on the management of the firm and the Funds, which the Board believes aligns well with the interests of the Funds and their shareholders.
■ The Board noted that the employee-shareholders of Dodge & Cox give up a substantial stock value (which would be taxed at long-term capital gains rates) as a consequence of the firm’s independence from outside ownership; the estimated market value of the company is substantially in excess of its book value.
■ The Board also considered that Dodge & Cox’s fee revenues from the Funds fluctuate from year to year based on changes in the aggregate net assets of the Funds, and that the firm has continued to invest in improved systems, additional compliance resources, and enhanced research capabilities despite these fluctuations.
■ The Board concluded that the profitability data provided by Dodge & Cox was based upon a reasonable range of assumptions and methodologies. The Board also concluded that Dodge & Cox’s profits are a keystone of its independence, stability and long-term investment performance, and are reasonable.
Economies and Benefits of Scale
■ The Board considered whether there have been economies or benefits of scale as the Funds have grown over the longer term, and whether fee levels reflect economies of scale for the benefit of Fund investors. In the Board’s view any consideration of economies of scale must take account of the relatively low overall fee and expense structure of the Funds.  The Funds generally rank favorably when compared to their Broadridge custom categories and peer groups, on a net expense ratio basis.
■ Dodge & Cox has built economies of scale into its fee structure by charging relatively low fees at the beginning of operations.  A comparison of the Funds’ advisory fee rates to those of many otherwise comparable funds that employ fee “breakpoints” shows that the Funds’ advisory fee rates are in general relatively lower from the first dollar. As a result of their straightforward share class and fee structure and relatively low total expenses, the Funds provide small investors with access to professional, active portfolio management and related services at a reasonable cost. In addition to building economies of scale into its fee rates from the first dollar of each Fund’s assets, Dodge & Cox has capped the expenses borne by certain Funds in their early years of operations when those Funds are not yet operating at scale. The Global Bond Fund has benefited from such an expense cap since its inception in 2014, as has the Emerging Markets Stock Fund since its inception in 2021. Dodge & Cox, in 2023, agreed to continue expense caps for those Funds, and for the X share class of each of the other Funds, through April 30, 2026.
■ Over the years, Dodge & Cox has voluntarily forgone opportunities for growth in its assets under management and revenues in order to protect the Funds’ ability to achieve investment returns for shareholders. Dodge & Cox closed the International Stock Fund for a number of years beginning in 2015 and previously closed other Funds and limited the growth of its separate account business during periods of high growth—to Dodge & Cox’s economic detriment—and continues to closely monitor the size of the Funds.
■ The Board also noted that Dodge & Cox has continued to make additional expenditures on staff and information technology to enable it to enhance its investment processes and to implement effectively the Funds’ strategies. The Board also considered that there may be certain diseconomies of scale associated with managing very large asset pools such as several of the Funds, insofar as certain of the costs or risks associated with managing the Funds potentially increase at a rate that exceeds the rate of asset growth.
PAGE 15 ■ Dodge & Cox Global Bond Fund

Fall-Out Benefits
■ The Board concluded that any “fall-out” benefits derived by Dodge & Cox from its relationship with the Funds are not a significant issue.
■ The Board considered the information provided regarding any conflicts of interests present and Dodge & Cox’s efforts to mitigate such conflicts.
■ The Board considered that the Funds have never been a party to any litigation.
Dodge & Cox Global Bond Fund ■ PAGE 16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The trustees fees information is included in Item 7(a) of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The statement is included in Item 7(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not required in a semi-annual report on Form N-CSR.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By:  /s/ Dana M. Emery

Dana M. Emery

Chair and President - Principal Executive Officer

Date: August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By:  /s/ Dana M. Emery

Dana M. Emery

Chair and President - Principal Executive Officer

By:  /s/ Shelly Chu

Shelly Chu

Treasurer - Principal Financial Officer

Date:August 30, 2024